UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06114

Cavanal Hill Funds
(Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-762-7085

Date of fiscal year end:  8/31

Date of reporting period:  2/28/18

Item 1. Reports to Stockholders.

TABLE OF CONTENTS

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Schedules of Portfolio Investments

Notes to Financial Statements

Financial Highlights

Additional Fund Information

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to the portfolio securities and information during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-762-7085 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

A complete schedule of each Fund’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission on Form N-Q and is available on the Securities and Exchange Commission’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus or summary prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus or summary prospectus. To obtain a prospectus or summary prospectus, please call 1-800-762-7085. Please read the prospectus carefully before investing.

Cavanal Hill Distributors, Inc., member FINRA, serves as the distributor for the Cavanal Hill Funds.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, BOKF, NA, any of its affiliates or the Distributor. Shares are NOT FDIC INSURED, nor are they insured by any other government agency. An investment in the Funds involves investment risk, including possible loss of principal.

This document may contain “forward-looking statements” within the meaning of the Private Securities Litigation Reform Act of 1995, Section 27A of the Securities Act and Section 21E of the Securities Exchange Act. Forward-looking statements give our current expectations of forecasts of future events. They include statements regarding our anticipated future operating and financial performance. Although we believe the expectations and statements reflected in these and other forward-looking statements are reasonable, we can give no assurance they will prove to have been correct. They can be affected by inaccurate assumptions, by inaccurate information from third parties, or by known or unknown risks and uncertainties.

CAVANAL HILL FUNDS

Statements of Assets and Liabilities

February 28, 2018

(Unaudited)

		Government
	U.S. Treasury	Securities Money
	Fund	Market Fund
Assets:
Investments, at cost	$489,628,466	$948,802,888
Investments, at value	489,628,466	948,802,888
Repurchase agreements, at value/cost	575,968,872	683,072,459
Total Investments	1,065,597,338	1,631,875,347
Cash	225,000	82,153
Interest and dividends receivable	571,308	489,522
Receivable for capital shares reinvested	170	99,061
Receivable from advisor	—	162,534
Prepaid expenses and other assets	59,391	203,669
Total Assets	1,066,453,207	1,632,912,286
Liabilities:
Distributions payable	783,289	1,335,281
Payable for investments purchased	—	29,998,380
Accrued expenses and other payables:
Investment advisory fees	51,569	62,254
Administration fees	52,621	63,529
Distribution fees	211,992	64,082
Custodian fees	10,314	12,452
Trustee fees	6,484	5,078
Fund accounting and compliance fees	24,010	27,384
Transfer agent fees	8,544	13,303
Shareholder servicing fees	222,283	303,021
Other accrued liabilities	46,549	38,085
Total Liabilities	1,417,655	31,922,849
Net Assets	$1,065,035,552	$1,600,989,437
Composition of Net Assets:
Shares of beneficial interest, at par	$10,650	$16,018
Additional paid-in capital	1,065,035,910	1,601,631,785
Accumulated net investment income/(distributions in excess of net investment income)	46	(668)
Accumulated net realized gain/(loss) from investment transactions	(11,054)	(657,698)
Net Assets	$1,065,035,552	$1,600,989,437
Net Assets:
Administrative Shares	$811,733,557	$640,128,804
Service Shares	28,759,535	—
Institutional Shares	159,551,239	147,470,055
Select Shares	64,991,221	698,694,050
Premier Shares	—	114,696,528
Total	$1,065,035,552	$1,600,989,437
Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Administrative Shares	811,677,120	640,465,769
Service Shares	28,774,716	—
Institutional Shares	159,603,115	147,550,575
Select Shares	64,991,837	699,008,799
Premier Shares	—	114,735,165
Total	1,065,046,788	1,601,760,308
Net Asset Value, offering price & redemption price per share:
Administrative Shares	$1.00	$1.00
Service Shares	$1.00	$—
Institutional Shares	$1.00	$1.00
Select Shares	$1.00	$1.00
Premier Shares	$—	$1.00

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Assets and Liabilities, Continued

February 28, 2018

(Unaudited)

	Intermediate Tax-Free Bond Fund	Limited Duration Fund	Moderate Duration Fund	Bond Fund
Assets:
Investments, at cost	$29,286,312	$95,097,320	$37,543,150	$104,519,489
Investments in affiliates, at cost	108,855	935,789	263,882	1,652,745
Total Investments, at cost	29,395,167	96,033,109	37,807,032	106,172,234
Investments, at value	29,550,182	92,365,889	36,737,136	100,919,248
Investments in affiliates, at value	108,855	935,789	263,882	1,652,745
Total Investments, at value	29,659,037	93,301,678	37,001,018	102,571,993
Cash	—	620,420	—	449
Interest and dividends receivable	263,078	302,093	142,037	446,031
Receivable for capital shares issued	4,900	51,620	7,970	70,803
Receivable for capital shares reinvested	16,273	49,808	31,427	54,723
Receivable for investments sold	—	13,972,196	3,605,958	5,047,412
Receivable from fees reimbursed	—	—	1,477	1,361
Prepaid expenses and other assets	1,081	15,854	1,226	23,288
Total Assets	29,944,369	108,313,669	40,791,113	108,216,060

Liabilities:
Distributions payable	57,679	153,160	47,093	176,963
Payable for investments purchased	—	15,478,828	3,678,924	6,387,131
Payable for capital shares redeemed	6,263	276,054	25,850	442,442
Accrued expenses and other payables:
Investment advisory fees	4,621	10,801	5,697	15,940
Administration fees	1,878	5,846	2,327	6,482
Distribution fees	513	2,508	1,747	1,342
Custodian fees	231	720	285	797
Trustee fees	14	328	69	362
Fund accounting and compliance fees	683	5,279	1,925	4,185
Transfer agent fees	1,217	6,908	3,373	5,881
Shareholder servicing fees	2,195	7,141	—	—
Other accrued liabilities	296	2,858	7,221	3,121
Total Liabilities	75,590	15,950,431	3,774,511	7,044,646
Net Assets	$29,868,779	$92,363,238	$37,016,602	$101,171,414

Composition of Net Assets:
Shares of beneficial interest, at par	$28	$98	$36	$110
Additional paid-in capital	29,553,380	105,205,420	46,212,539	108,286,237
Accumulated net investment income/(distributions in excess of net investment income)	(16,082)	(22,816)	(5,331)	(63,211)
Accumulated net realized gain/(loss) from investment transactions	67,583	(10,088,033)	(8,384,628)	(3,451,480)
Net unrealized appreciation (depreciation) on investments	263,870	(2,731,431)	(806,014)	(3,600,242)
Net Assets	$29,868,779	$92,363,238	$37,016,602	$101,171,414

Net Assets:
Investor Shares	$4,161,572	$11,953,388	$8,224,351	$6,896,998
Institutional Shares	23,871,227	79,696,267	28,059,894	94,175,134
A Shares	1,835,980	713,583	732,357	99,282
Total	$29,868,779	$92,363,238	$37,016,602	$101,171,414

Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares	387,811	1,269,087	797,981	747,762
Institutional Shares	2,222,363	8,466,132	2,722,124	10,236,718
A Shares	170,984	75,769	71,043	10,770
Total	2,781,158	9,810,988	3,591,148	10,995,250

Net Asset Value, offering price & redemption price per share:
Investor Shares	$10.73	$9.42	$10.31	$9.22
Institutional Shares	$10.74	$9.41	$10.31	$9.20
A Shares	$10.74	$9.42	$10.31	$9.22
Maximum Sales Charge:
A Shares	2.00%	2.00%	2.00%	2.00%
Maximum Offering Price per share(net asset value / (100%-maximum sales charge) of net asset value adjusted to the nearest cent):
A Shares	$10.96	$9.61	$10.52	$9.41

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Assets and Liabilities, Continued

February 28, 2018

(Unaudited)

	Strategic Enhanced Yield Fund	Ultra Short Tax-Free Income Fund	Active Core Fund	Mid Cap Core Equity Fund
Assets:
Investments, at cost	$921,932	$6,282,791	$41,965,455	$2,660,838
Investments in affiliates, at cost	3,882	16,279	2,823,409	59,218
Total Investments, at cost	925,814	6,299,070	44,788,864	2,720,056
Investments, at value	913,896	6,283,681	52,100,194	2,858,981
Investments in affiliates, at value	3,882	16,279	2,772,151	59,218
Total Investments, at value	917,778	6,299,960	54,872,345	2,918,199
Cash	12,012	—	2,991	445
Interest and dividends receivable	3,344	28,193	125,248	2,988
Receivable for capital shares issued	—	—	6,288	—
Receivable for capital shares reinvested	864	373	—	—
Receivable for investments sold	—	—	1,395,140	130,700
Receivable from advisor	26,676	24,433	—	12,372
Receivable from fees reimbursed	—	—	2,264	272
Prepaid expenses and other assets	—	—	24,384	27,296
Total Assets	960,674	6,352,959	56,428,660	3,092,272

Liabilities:
Distributions payable	2,463	3,360	—	—
Payable for investments purchased	11,181	390,962	1,902,657	131,198
Payable for capital shares redeemed	—	371	4,113	44,160
Accrued expenses and other payables:
Investment advisory fees	352	681	14,675	1,269
Administration fees	56	363	3,397	185
Distribution fees	65	—	1,387	283
Custodian fees	7	45	419	74
Trustee fees	3	15	626	36
Fund accounting and compliance fees	365	675	9,764	887
Transfer agent fees	5,253	4,614	23,305	20,942
Other accrued liabilities	11,747	11,796	5,109	1,363
Total Liabilities	31,492	412,882	1,965,452	200,397
Net Assets	$929,182	$5,940,077	$54,463,208	$2,891,875

Composition of Net Assets:
Shares of beneficial interest, at par	$1	$6	$40	$3
Additional paid-in capital	937,378	5,939,197	43,665,070	2,729,578
Accumulated net investment income/(distributions in excess of net investment income)	(5)	(19)	109,231	1,506
Accumulated net realized gain/(loss) from investment transactions	(156)	3	605,387	(37,355)
Net unrealized appreciation (depreciation) on investments	(8,036)	890	10,083,480	198,143
Net Assets	$929,182	$5,940,077	$54,463,208	$2,891,875

Net Assets:
Investor Shares	$10	$10	$5,390,701	$1,200,588
Institutional Shares	591,011	5,940,057	47,553,900	1,354,008
A Shares	338,161	10	1,447,728	337,268
C Shares	—	—	70,879	11
Total	$929,182	$5,940,077	$54,463,208	$2,891,875

Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares	1	1	396,670	108,918
Institutional Shares	59,621	593,918	3,488,618	122,632
A Shares	34,124	1	106,900	30,410
C Shares	—	—	5,237	1
Total	93,746	593,920	3,997,425	261,961

Net Asset Value, offering price & redemption price per share(a):
Investor Shares	$9.94	$9.99	$13.59	$11.02
Institutional Shares	$9.91	$10.00	$13.63	$11.04
A Shares	$9.91	$10.00	$13.54	$11.09
C Shares	$—	$—	$13.53	$10.94
Maximum Sales Charge:
A Shares	2.00%	1.00%	2.00%	2.00%
Maximum Offering Price per share(net asset value / (100%-maximum sales charge) of net asset value adjusted to the nearest cent):
A Shares	$10.11	$10.10	$13.82	$11.32

(a)    Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Assets and Liabilities, Concluded

February 28, 2018

(Unaudited)

	Opportunistic Fund	World Energy Fund
Assets:
Investments, at cost	$41,345,229	$45,891,422
Investments in affiliates, at cost	401,533	439,898
Total Investments, at cost	41,746,762	46,331,320
Investments, at value	45,779,812	50,587,036
Investments in affiliates, at value	401,533	439,898
Total Investments, at value	46,181,345	51,026,934
Deposits with broker for securities sold short	60,155	—
Interest and dividends receivable	106,837	190,265
Receivable for capital shares issued	37,630	5,467
Receivable for investments sold	—	154,554
Receivable from fees reimbursed	—	8,349
Prepaid expenses and other assets	2,434	21,376
Total Assets	46,388,401	51,406,945

Liabilities:
Payable for capital shares redeemed	64,947	102,668
Accrued expenses and other payables:
Investment advisory fees	30,865	26,710
Administration fees	2,931	3,600
Distribution fees	1,286	8,013
Custodian fees	363	445
Trustee fees	591	732
Fund accounting and compliance fees	1,571	2,067
Transfer agent fees	30,956	30,607
Shareholder servicing fees	110	—
Other accrued liabilities	5,727	7,866
Total Liabilities	139,347	182,708
Net Assets	$46,249,054	$51,224,237

Composition of Net Assets:
Shares of beneficial interest, at par	$31	$59
Additional paid-in capital	41,746,307	63,135,053
Accumulated net investment income/(distributions in excess of net investment income)	23,919	106,110
Accumulated net realized gain/(loss) from investment transactions	44,214	(16,712,599)
Net unrealized appreciation (depreciation) on investments	4,434,583	4,695,614
Net Assets	$46,249,054	$51,224,237

Net Assets:
Investor Shares	$2,039,407	$6,721,174
Institutional Shares	41,457,251	31,921,292
A Shares	2,125,171	6,596,785
C Shares	627,225	5,984,986
Total	$46,249,054	$51,224,237

Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares	136,918	776,664
Institutional Shares	2,752,217	3,678,639
A Shares	142,137	762,362
C Shares	42,962	698,691
Total	3,074,234	5,916,356

Net Asset Value, offering price & redemption price per share:
Investor Shares	$14.90	$8.65
Institutional Shares	$15.06	$8.68
A Shares	$14.95	$8.65
C Shares	$14.60	$8.57
Maximum Sales Charge:
A Shares	2.00%	2.00%
Maximum Offering Price per share(net asset value / (100%-maximum sales charge) of net asset value adjusted to the nearest cent):
A Shares	$15.26	$8.83

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Operations

Six Months Ended February 28, 2018

(Unaudited)

	U.S. Treasury Fund	Government Securities Money Market Fund
Investment Income:
Interest income	$7,701,688	$8,917,424
Dividend income	283,764	175,531
Total income	7,985,452	9,092,955

Expenses:
Investment advisory fees	340,253	384,968
Administration fees	340,253	384,968
Distribution fees - Administrative Shares	1,395,510	786,445
Distribution fees - Service Shares	36,988	—
Distribution fees - Premier Shares	—	214,619
Shareholder servicing fees - Administrative Shares	1,395,510	786,445
Shareholder servicing fees - Service Shares	36,988	—
Shareholder servicing fees - Institutional Shares	241,752	206,653
Shareholder servicing fees - Select Shares	41,866	824,375
Shareholder servicing fees - Premier Shares	—	107,310
Fund accounting and compliance fees	147,981	176,803
Transfer agent fees	25,555	80,245
Custodian fees	68,029	76,954
Trustee fees	25,215	40,780
Professional fees	95,278	156,912
Printing fees	19,725	34,936
Registration fees	12,749	118,420
Other expenses	66,222	95,403

Total expenses before fee and expense reductions	4,289,874	4,476,236

Distribution fees waived - Administrative Shares	—	(408,947)
Distribution fees waived - Service Shares	(22,193)	—
Distribution fees waived - Premier Shares	—	(193,158)
Shareholder servicing fees waived - Service Shares	(22,193)	—
Shareholder servicing fees waived - Institutional Shares	(164,391)	(140,523)
Shareholder servicing fees waived - Select Shares	(41,866)	(824,375)
Shareholder servicing fees waived - Premier Shares	—	(107,310)

Net expenses	4,039,231	2,801,923

Net investment income	3,946,221	6,291,032

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from investments	(10,118)	(3)
Net realized/unrealized gains/(losses) on investments	(10,118)	(3)
Change in net assets resulting from operations	$3,936,103	$6,291,029

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Operations, Continued

Six Months Ended February 28, 2018

(Unaudited)

	Intermediate Tax-Free Bond Fund	Limited Duration Fund	Moderate Duration Fund	Bond Fund
Investment Income:
Interest income	$541,957	$1,069,655	$485,357	$1,437,054
Dividend income	14	49	12	46
Dividend income from affiliates	2,236	12,517	2,686	11,622
Total income	544,207	1,082,221	488,055	1,448,722

Expenses:
Investment advisory fees	34,741	72,121	41,104	119,489
Administration fees	13,896	38,465	16,442	47,795
Distribution fees - Investor Shares	5,485	17,564	11,325	8,950
Distribution fees - A Shares	2,843	1,560	1,012	173
Shareholder servicing fees - Investor Shares	5,485	17,564	11,325	8,950
Shareholder servicing fees - Institutional Shares	35,097	101,078	39,043	140,237
Shareholder servicing fees - A Shares	1,137	624	405	69
Fund accounting and compliance fees	9,946	34,453	21,629	29,659
Transfer agent fees	29,094	39,929	37,892	35,138
Custodian fees	1,714	4,339	2,001	5,855
Trustee fees	925	2,492	1,080	2,983
Professional fees	2,855	9,665	4,337	11,726
Printing fees	2,039	4,080	3,111	4,019
Registration fees	34,382	31,111	52,300	25,979
Other expenses	3,205	4,567	2,844	5,903

Total expenses before fee and expense reductions	182,844	379,612	245,850	446,925

Investment advisory fees waived	(78)	(474)	(90)	(396)
Administration fees waived	(78)	(474)	(90)	(396)
Shareholder servicing fees waived - Investor Shares	(5,269)	(13,325)	(9,498)	(8,294)
Shareholder servicing fees waived - Institutional Shares	(34,845)	(100,269)	(39,012)	(140,237)
Shareholder servicing fees waived - A Shares	(574)	(624)	(398)	(69)

Net expenses	142,000	264,446	196,762	297,533

Net investment income	402,207	817,775	291,293	1,151,189

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from investments	74,674	(300,369)	(147,443)	(1,059,318)
Change in unrealized appreciation/(depreciation) on unaffiliated investments	(1,075,931)	(1,174,431)	(508,497)	(2,780,979)
Net realized/unrealized gains/(losses) on investments	(1,001,257)	(1,474,800)	(655,940)	(3,840,297)
Change in net assets resulting from operations	$(599,050)	$(657,025)	$(364,647)	$(2,689,108)

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Operations, Continued

Six Months Ended February 28, 2018

(Unaudited)

	Strategic Enhanced Yield Fund(a)	Ultra Short Tax-Free Income Fund(a)	Active Core Fund	Mid Cap Core Equity Fund
Investment Income:
Interest income	$5,395	$10,513	$303,547	$—
Dividend income	—	—	301,510	22,723
Dividend income from affiliates	82	369	8,603	260
Foreign tax withholding	—	—	(119)	—
Total income	5,477	10,882	613,541	22,983

Expenses:
Investment advisory fees	789	1,210	93,953	8,041
Administration fees	126	646	21,475	1,050
Distribution fees - Investor Shares	—	—	6,772	905
Distribution fees - A Shares	144	—	1,874	383
Distribution fees - C Shares	—	—	366	132
Shareholder servicing fees - Investor Shares	—	—	6,772	905
Shareholder servicing fees - Institutional Shares	251	2,017	58,372	1,961
Shareholder servicing fees - A Shares	57	—	750	186
Shareholder servicing fees - C Shares	—	—	91	33
Fund accounting and compliance fees	765	1,475	27,134	2,357
Transfer agent fees	10,598	9,908	49,709	45,371
Custodian fees	16	81	2,656	182
Trustee fees	8	35	1,784	94
Professional fees	40	141	6,871	1,672
Printing fees	317	321	2,524	218
Registration fees	14,654	14,654	30,823	53,588
Other expenses	575	554	3,964	1,682

Total expenses before fee and expense reductions	28,340	31,042	315,890	118,760

Investment advisory fees waived	(26,677)	(24,434)	(2,215)	(102,791)
Administration fees waived	—	—	(521)	(829)
Shareholder servicing fees waived - Investor Shares	—	—	(6,764)	(905)
Shareholder servicing fees waived - Institutional Shares	(251)	(2,017)	(58,303)	(1,961)
Shareholder servicing fees waived - A Shares	(57)	—	(740)	(186)
Shareholder servicing fees waived - C Shares	—	—	(91)	(33)

Net expenses	1,355	4,591	247,256	12,055

Net investment income	4,122	6,291	366,285	10,928

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from investments	(156)	3	1,155,390	(26,529)
Change in unrealized appreciation/(depreciation) on unaffiliated investments	(8,036)	890	807,574	162,814
Change in unrealized appreciation/(depreciation) on affiliated investments	—	—	44,310	—
Net realized/unrealized gains/(losses) on investments	(8,192)	893	2,007,274	136,285
Change in net assets resulting from operations	$(4,070)	$7,184	$2,373,559	$147,213

(a)    For the period December 26, 2017 (commencement of operations) through February 28,2018.

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Operations, Concluded

Six Months Ended February 28, 2018

(Unaudited)

	Opportunistic Fund	World Energy Fund
Investment Income:
Interest income	$150,675	$76,150
Dividend income	296,462	504,047
Dividend income from affiliates	10,851	4,893
Foreign tax withholding	(718)	(22,195)
Total income	457,270	562,895

Expenses:
Investment advisory fees	199,457	171,997
Administration fees	18,773	22,933
Distribution fees - Investor Shares	3,554	12,951
Distribution fees - A Shares	2,636	10,986
Distribution fees - C Shares	3,044	32,029
Shareholder servicing fees - Investor Shares	3,554	12,951
Shareholder servicing fees - Institutional Shares	51,712	39,721
Shareholder servicing fees - A Shares	1,055	4,394
Shareholder servicing fees - C Shares	761	8,007
Fund accounting and compliance fees	6,665	8,495
Transfer agent fees	66,798	65,705
Custodian fees	2,276	2,827
Trustee fees	1,638	1,968
Professional fees	6,175	7,409
Printing fees	4,159	6,913
Registration fees	44,586	46,836
Other expenses	3,640	4,099

Total expenses before fee and expense reductions	420,483	460,221

Investment advisory fees waived	(380)	(177)
Administration fees waived	(380)	(177)
Shareholder servicing fees waived - Investor Shares	(2,983)	(8,610)
Shareholder servicing fees waived - Institutional Shares	(50,947)	(37,751)
Shareholder servicing fees waived - A Shares	(1,024)	(3,797)
Shareholder servicing fees waived - C Shares	(647)	(7,553)

Net expenses	364,122	402,156

Net investment income	93,148	160,739

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from investments	67,315	705,656
Change in unrealized appreciation/(depreciation) on unaffiliated investments	2,382,422	2,985,488
Net realized/unrealized gains/(losses) on investments	2,449,737	3,691,144
Change in net assets resulting from operations	$2,542,885	$3,851,883

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets

	U.S. Treasury Fund		Government Securities Money Market
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
From Investment Activities:
Operations:
Net investment income	$3,946,221	$1,781,726	$6,291,032	$4,908,713
Net realized gains/(losses) from investment transactions	(10,118)	(936)	(3)	1,221
Change in net assets resulting from operations	3,936,103	1,780,790	6,291,029	4,909,934
Distributions to Shareholders:
From net investment income:
Administrative Shares	(2,821,416)	(908,553)	(1,892,511)	(1,000,070)
Service Shares	(118,435)	(79,507)	—	—
Institutional Shares	(882,131)	(793,890)	(731,209)	(870,094)
Select Shares(a)	(124,248)	—	(3,254,244)	(2,762,605)
Premier Shares	—	—	(413,046)	(275,952)
Change in net assets from shareholder distributions	(3,946,230)	(1,781,950)	(6,291,010)	(4,908,721)
Change in net assets from capital transactions	(232,313,695)	(278,070,601)	19,979,459	(137,287,852)
Change in net assets	(232,323,822)	(278,071,761)	19,979,478	(137,286,639)

Net Assets:
Beginning of period	1,297,359,374	1,575,431,135	1,581,009,959	1,718,296,598
End of period	$1,065,035,552	$1,297,359,374	$1,600,989,437	$1,581,009,959
Accumulated net investment income/(distributions in excess of net investment income)	$46	$55	$(668)	$(690)

Capital Transactions*:
Administrative Shares
Issued	$1,633,179,436	$2,356,857,505	$410,556,326	$937,654,670
Reinvested	830	271	16,197	8,122
Redeemed	(1,878,640,726)	(2,610,423,968)	(457,227,823)	(1,196,380,975)
Change in Administrative Shares	(245,460,460)	(253,566,192)	(46,655,300)	(258,718,183)
Service Shares
Issued	36,373,267	110,834,165	—	—
Reinvested	—	—	—	—
Redeemed	(38,281,491)	(124,951,984)	—	—
Change in Service Shares	(1,908,224)	(14,117,819)	—	—
Institutional Shares
Issued	183,285,396	371,657,463	530,045,458	733,021,642
Reinvested	—	47	8,847	10,114
Redeemed	(233,222,244)	(382,044,100)	(564,294,606)	(1,308,596,731)
Change in Institutional Shares	(49,936,848)	(10,386,590)	(34,240,301)	(575,564,975)
Select Shares(a)
Issued	76,545,111	—	539,230,424	1,865,000,335
Reinvested	—	—	—	—
Redeemed	(11,553,274)	—	(480,759,481)	(1,224,462,479)
Change in Select Shares	64,991,837	—	58,470,943	640,537,856
Premier Shares
Issued	—	—	313,966,495	381,912,490
Reinvested	—	—	388,717	265,885
Redeemed	—	—	(271,951,094)	(325,720,924)
Change in Premier Shares	—	—	42,404,118	56,457,451
Change in shares:	$(232,313,695)	$(278,070,601)	$19,979,460	$(137,287,851)

*       Share transactions are at net asset value of $1.00 per share.

(a)    U.S Treasury Select Shares Commencement of operations December 26, 2017.

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	Intermediate Tax-Free Bond Fund		Limited Duration Fund
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
From Investment Activities:
Operations:
Net investment income	$402,207	$991,476	$817,775	$1,217,474
Net realized gains/(losses) from investment transactions	74,674	0	(300,369)	(457,115)
Change in unrealized appreciation/(depreciation) on investments	(1,075,931)	(734,931)	(1,174,431)	824,777
Change in net assets resulting from operations	(599,050)	256,545	(657,025)	1,585,136

Distributions to Shareholders:
From net investment income:
Investor Shares	(48,933)	(105,336)	(161,182)	(281,203)
Institutional Shares	(349,727)	(802,790)	(1,079,020)	(1,288,168)
A Shares	(24,513)	(74,054)	(14,289)	(18,772)
From net realized gains:
Investor Shares	(848)	(2,732)	—	—
Institutional Shares	(5,903)	(18,331)	—	—
A Shares	(393)	(1,901)	—	—
Change in net assets from shareholder distributions	(430,317)	(1,005,144)	(1,254,491)	(1,588,143)
Change in net assets from capital transactions	(7,929,778)	(2,364,515)	(4,763,595)	(28,569,332)
Change in net assets	(8,959,145)	(3,113,114)	(6,675,111)	(28,572,339)

Net Assets:
Beginning of period	38,827,924	41,941,038	99,038,349	127,610,688
End of period	$29,868,779	$38,827,924	$92,363,238	$99,038,349
Accumulated net investment income/(distributions in excess of net investment income)	$(16,082)	$4,884	$(22,816)	$413,900

Capital Transactions:
Investor Shares
Proceeds from shares issued	$72,850	$414,793	$449,036	$3,587,397
Dividends reinvested	44,859	65,105	122,833	261,476
Cost of shares redeemed	(623,932)	(435,648)	(4,036,965)	(24,961,294)
Change in net assets from Investor Shares	(506,223)	44,250	(3,465,096)	(21,112,421)
Institutional Shares
Proceeds from shares issued	1,665,538	6,169,738	15,055,751	22,032,601
Dividends reinvested	64,625	146,439	457,087	309,827
Cost of shares redeemed	(7,760,537)	(8,842,796)	(16,310,226)	(29,404,188)
Change in net assets from Institutional Shares	(6,030,374)	(2,526,619)	(797,388)	(7,061,760)
A Shares
Proceeds from shares issued	906,893	516,922	438,185	313,899
Dividends reinvested	24,905	48,473	14,285	17,759
Cost of shares redeemed	(2,324,979)	(447,541)	(953,581)	(726,809)
Change in net assets from A Shares	(1,393,181)	117,854	(501,111)	(395,151)
Change in net assets resulting from capital transactions:	$(7,929,778)	$(2,364,515)	$(4,763,595)	$(28,569,332)

Share Transactions:
Investor Shares
Issued	6,695	37,680	47,056	375,201
Reinvested	4,120	5,916	12,929	27,361
Redeemed	(56,949)	(39,576)	(424,340)	(2,612,137)
Change in Investor Shares	(46,134)	4,020	(364,355)	(2,209,575)
Institutional Shares
Issued	152,511	559,868	1,581,484	2,307,143
Reinvested	5,923	13,310	48,187	32,437
Redeemed	(710,414)	(804,938)	(1,715,725)	(3,078,540)
Change in Institutional Shares	(551,980)	(231,760)	(86,054)	(738,960)
A Shares
Issued	82,217	46,469	45,728	32,858
Reinvested	2,284	4,400	1,503	1,858
Redeemed	(211,650)	(40,642)	(100,331)	(76,247)
Change in A Shares	(127,149)	10,227	(53,100)	(41,531)
Change in shares:	(725,263)	(217,513)	(503,509)	(2,990,066)

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	Moderate Duration Fund		Bond Fund
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
From Investment Activities:
Operations:
Net investment income	$291,293	$646,804	$1,151,189	$1,750,965
Net realized gains/(losses) from investment transactions	(147,443)	(2,421,943)	(1,059,318)	(1,017,419)
Change in unrealized appreciation/(depreciation) on investments	(508,497)	1,917,777	(2,780,979)	(1,681,320)
Change in net assets resulting from operations	(364,647)	142,638	(2,689,108)	(947,774)

Distributions to Shareholders:
From net investment income:
Investor Shares	(57,040)	(237,695)	(76,428)	(128,953)
Institutional Shares	(242,522)	(919,501)	(1,342,238)	(2,309,218)
A Shares	(5,255)	(31,312)	(1,414)	(2,927)
From net realized gains:
Investor Shares	—	—	—	(16,097)
Institutional Shares	—	—	—	(246,614)
A Shares	—	—	—	(349)
Change in net assets from shareholder distributions	(304,817)	(1,188,508)	(1,420,080)	(2,704,158)
Change in net assets from capital transactions	(7,750,010)	(21,874,606)	(21,804,285)	(36,479,561)
Change in net assets	(8,419,474)	(22,920,476)	(25,913,473)	(40,131,493)

Net Assets:
Beginning of period	45,436,076	68,356,552	127,084,887	167,216,380
End of period	$37,016,602	$45,436,076	$101,171,414	$127,084,887
Accumulated net investment income/(distributions in excess of net investment income)	$(5,331)	$8,193	$(63,211)	$205,680

Capital Transactions:
Investor Shares
Proceeds from shares issued	$421,640	$2,975,560	$277,381	$1,170,423
Dividends reinvested	56,859	219,162	43,271	141,945
Cost of shares redeemed	(2,481,479)	(6,779,150)	(479,842)	(5,045,413)
Change in net assets from Investor Shares	(2,002,980)	(3,584,428)	(159,190)	(3,733,045)
Institutional Shares
Proceeds from shares issued	2,089,310	6,707,504	16,004,195	20,648,430
Dividends reinvested	142,195	590,719	497,960	859,091
Cost of shares redeemed	(7,741,820)	(24,484,796)	(38,074,962)	(54,159,936)
Change in net assets from Institutional Shares	(5,510,315)	(17,186,573)	(21,572,807)	(32,652,415)
A Shares
Proceeds from shares issued	13,300	586,694	159	973
Dividends reinvested	5,255	31,670	1,415	2,688
Cost of shares redeemed	(255,270)	(1,721,969)	(73,862)	(97,762)
Change in net assets from A Shares	(236,715)	(1,103,605)	(72,288)	(94,101)
Change in net assets resulting from capital transactions:	$(7,750,010)	$(21,874,606)	$(21,804,285)	$(36,479,561)

Share Transactions:
Investor Shares
Issued	40,641	284,081	29,489	123,212
Reinvested	5,475	21,154	4,611	14,991
Redeemed	(238,531)	(652,794)	(51,318)	(527,644)
Change in Investor Shares	(192,415)	(347,559)	(17,218)	(389,441)
Institutional Shares
Issued	200,965	644,295	1,699,264	2,184,292
Reinvested	13,690	56,978	53,143	91,207
Redeemed	(745,099)	(2,360,989)	(4,072,714)	(5,691,442)
Change in Institutional Shares	(530,444)	(1,659,716)	(2,320,307)	(3,415,943)
A Shares
Issued	1,281	56,053	17	103
Reinvested	506	3,058	150	283
Redeemed	(24,531)	(165,937)	(7,824)	(10,407)
Change in A Shares	(22,744)	(106,826)	(7,657)	(10,021)
Change in shares:	(745,603)	(2,114,101)	(2,345,182)	(3,815,405)

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	Strategic Enhanced Yield Fund	Ultra Short Tax-Free Income Fund	Active Core Fund
	For the period Dec. 26, 2017(a) through Feb. 28, 2018	For the period Dec. 26, 2017(a) through Feb. 28, 2018	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
From Investment Activities:
Operations:
Net investment income	$4,122	$6,291	$366,285	$862,053
Net realized gains/(losses) from investment transactions	(156)	3	1,155,390	2,501,843
Change in unrealized appreciation/(depreciation) on investments	(8,036)	890	851,884	747,894
Change in net assets resulting from operations	(4,070)	7,184	2,373,559	4,111,790

Distributions to Shareholders:
From net investment income:
Investor Shares	—	—	(44,515)	(94,396)
Institutional Shares	(2,702)	(6,310)	(439,441)	(805,480)
A Shares	(1,425)	—	(12,425)	(20,341)
C Shares	—	—	(280)	(506)
From net realized gains:
Investor Shares	—	—	(238,064)	(227,705)
Institutional Shares	—	—	(2,036,724)	(1,488,395)
A Shares	—	—	(68,463)	(42,030)
C Shares	—	—	(3,176)	(1,877)
Change in net assets from shareholder distributions	(4,127)	(6,310)	(2,843,088)	(2,680,730)
Change in net assets from capital transactions	937,379	5,939,203	1,964,244	(10,917,808)
Change in net assets	929,182	5,940,077	1,494,715	(9,486,748)

Net Assets:
Beginning of period	—	—	52,968,493	62,455,241
End of period	$929,182	$5,940,077	$54,463,208	$52,968,493
Accumulated net investment income/(distributions in excess of net investment income)	$(5)	$(19)	$109,231	$202,504

Capital Transactions:
Investor Shares
Proceeds from shares issued	$10	$10	$232,770	$388,796
Dividends reinvested	—	—	281,342	320,429
Cost of shares redeemed	—	—	(348,612)	(3,472,143)
Change in net assets from Investor Shares	10	10	165,500	(2,762,918)
Institutional Shares
Proceeds from shares issued	598,234	6,039,181	1,126,788	1,510,867
Dividends reinvested	—	385	2,468,297	2,290,249
Cost of shares redeemed	(2,100)	(100,383)	(1,734,802)	(12,046,144)
Change in net assets from Institutional Shares	596,134	5,939,183	1,860,283	(8,245,028)
A Shares
Proceeds from shares issued	339,832	10	101,909	237,606
Dividends reinvested	1,425	—	80,888	62,321
Cost of shares redeemed	(22)	—	(240,556)	(215,361)
Change in net assets from A Shares	341,235	10	(57,759)	84,566
C Shares
Proceeds from shares issued	—	—	125	54,000
Dividends reinvested	—	—	3,456	2,383
Cost of shares redeemed	—	—	(7,361)	(50,811)
Change in net assets from C Shares	—	—	(3,780)	5,572
Change in net assets resulting from capital transactions:	$937,379	$5,939,203	$1,964,244	$(10,917,808)

(a)     Commencement of operations on December 26, 2017.

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	Strategic Enhanced Yield Fund	Ultra Short Tax-Free Income Fund	Active Core Fund
	For the period Dec. 26, 2017(a) through Feb. 28, 2018	For the period Dec. 26, 2017(a) through Feb. 28, 2018	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Share Transactions:
Investor Shares
Issued	1	1	16,725	29,185
Reinvested	—	—	20,534	24,504
Redeemed	—	—	(25,173)	(262,299)
Change in Investor Shares	1	1	12,086	(208,610)
Institutional Shares
Issued	59,834	603,918	81,299	112,610
Reinvested	—	38	179,506	174,375
Redeemed	(213)	(10,038)	(123,734)	(898,727)
Change in Institutional Shares	59,621	593,918	137,071	(611,742)
A Shares
Issued	33,983	1	7,289	17,828
Reinvested	143	—	5,922	4,774
Redeemed	(2)	—	(17,350)	(16,024)
Change in A Shares	34,124	1	(4,139)	6,578
C Shares
Issued	—	—	9	4,036
Reinvested	—	—	253	183
Redeemed	—	—	(533)	(3,770)
Change in C Shares	—	—	(271)	449
Change in shares:	93,746	593,920	144,747	(813,325)

(a)     Commencement of operations on December 26, 2017.

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	Mid Cap Core Equity Fund		Opportunistic Fund
	Six Months Ended February 28, 2018 (Unaudited)	For the period Dec. 30, 2016(a) through Aug. 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
From Investment Activities:
Operations:
Net investment income	$10,928	$7,364	$93,148	$56,442
Net realized gains/(losses) from investment transactions	(26,529)	(10,286)	67,315	4,535,292
Net realized gains (losses) from options	—	—	—	(91,397)
Net realized (losses) from securities sold short	—	—	—	(19,974)
Change in unrealized appreciation/(depreciation) on investments	162,814	35,329	2,382,422	1,392,322
Change in net assets resulting from operations	147,213	32,407	2,542,885	5,872,685

Distributions to Shareholders:
From net investment income:
Investor Shares	(2,419)	(135)	(5,355)	(2,892)
Institutional Shares	(9,601)	(3,545)	(115,364)	(123,805)
A Shares	(1,086)	—	(4,114)	(1,473)
From net realized gains:
Investor Shares	(191)	—	(146,597)	—
Institutional Shares	(288)	—	(2,040,445)	—
A Shares	(62)	—	(99,992)	—
C Shares	—	—	(30,595)	—
Change in net assets from shareholder distributions	(13,647)	(3,680)	(2,442,462)	(128,170)
Change in net assets from capital transactions	648,221	2,081,361	1,979,026	201,203
Change in net assets	781,787	2,110,088	2,079,449	5,945,718

Net Assets:
Beginning of period	2,110,088	—	44,169,605	38,223,887
End of period	$2,891,875	$2,110,088	$46,249,054	$44,169,605
Accumulated net investment income/(distributions in excess of net investment income)	$1,506	$3,684	$23,919	$55,604

Capital Transactions:
Investor Shares
Proceeds from shares issued	$1,015,392	$187,286	$234,588	$580,219
Dividends reinvested	2,610	135	148,063	2,722
Cost of shares redeemed	(12,666)	—	(1,392,103)	(415,129)
Change in net assets from Investor Shares	1,005,336	187,421	(1,009,452)	167,812
Institutional Shares
Proceeds from shares issued	—	1,840,886	5,724,810	9,325,728
Dividends reinvested	4,988	2,441	1,802,968	45,035
Cost of shares redeemed	(363,423)	(261,741)	(4,388,961)	(9,116,623)
Change in net assets from Institutional Shares	(358,435)	1,581,586	3,138,817	254,140
A Shares
Proceeds from shares issued	257,303	64,610	347,605	473,741
Dividends reinvested	1,148	—	104,106	1,472
Cost of shares redeemed	(10)	(2,266)	(658,177)	(758,816)
Change in net assets from A Shares	258,441	62,344	(206,466)	(283,603)
C Shares
Proceeds from shares issued	15	250,010	34,191	97,372
Dividends reinvested	—	—	30,595	—
Cost of shares redeemed	(257,136)	—	(8,659)	(34,518)
Change in net assets from C Shares	(257,121)	250,010	56,127	62,854
Change in net assets resulting from capital transactions:	$648,221	$2,081,361	$1,979,026	$201,203

(a)     Commencement of operations on December 30, 2016.

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	Mid Cap Core Equity Fund		Opportunistic Fund
	Six Months Ended February 28, 2018 (Unaudited)	For the period Dec. 30, 2016(a) through Aug. 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Share Transactions:
Investor Shares
Issued	91,859	17,915	15,398	40,014
Reinvested	232	13	10,001	193
Redeemed	(1,101)	—	(90,414)	(28,809)
Change in Investor Shares	90,990	17,928	(65,015)	11,398
Institutional Shares
Issued	—	180,102	375,130	642,581
Reinvested	449	236	120,413	3,148
Redeemed	(33,155)	(25,000)	(285,565)	(648,326)
Change in Institutional Shares	(32,706)	155,338	209,978	(2,597)
A Shares
Issued	24,343	6,183	22,816	32,642
Reinvested	102	—	7,008	99
Redeemed	(1)	(217)	(42,929)	(53,842)
Change in A Shares	24,444	5,966	(13,105)	(21,101)
C Shares
Issued	—	24,607	2,294	6,773
Reinvested	—	—	2,110	—
Redeemed	(24,606)	—	(579)	(2,394)
Change in C Shares	(24,606)	24,607	3,825	4,379
Change in shares:	58,122	203,839	135,683	(7,921)

(a)      Commencement of operations on December 30, 2016.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Concluded

	World Energy Fund
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
From Investment Activities:
Operations:
Net investment income	$160,739	$531,970
Net realized gains/(losses) from investment transactions	705,656	(464,282)
Change in unrealized appreciation/(depreciation) on investment	2,985,488	(2,966,407)
Change in net assets resulting from operations	3,851,883	(2,898,719)
Distributions to Shareholders:
From net investment income:
Investor Shares	(3,440)	(69,752)
Institutional Shares	(44,058)	(237,794)
A Shares	(7,131)	(56,737)
C Shares	—	(3,929)
From net realized gains:
From return of capital:
Investor Shares	—	(16,536)
Institutional Shares	—	(56,375)
A Shares	—	(13,450)
C Shares	—	(931)
Change in net assets from shareholder distributions	(54,629)	(455,504)
Change in net assets from capital transactions	(665,729)	(1,313,094)
Change in net assets	3,131,525	(4,667,317)

Net Assets:
Beginning of period	48,092,712	52,760,029
End of period	$51,224,237	$48,092,712
Accumulated net investment income/(distributions in excess of net investment income)	$106,110	$127,475

Capital Transactions:
Investor Shares
Proceeds from shares issued	$2,801,339	$3,785,965
Dividends reinvested	3,403	85,633
Cost of shares redeemed	(6,092,263)	(4,049,121)
Change in net assets from Investor Shares	(3,287,521)	(177,523)
Institutional Shares
Proceeds from shares issued	10,108,953	10,010,014
Dividends reinvested	29,530	165,710
Cost of shares redeemed	(5,641,946)	(8,809,170)
Change in net assets from Institutional Shares	4,496,537	1,366,554
A Shares
Proceeds from shares issued	3,907,612	1,419,860
Dividends reinvested	7,131	68,005
Cost of shares redeemed	(5,194,650)	(2,834,177)
Change in net assets from A Shares	(1,279,907)	(1,346,312)
C Shares
Proceeds from shares issued	82,365	666,914
Dividends reinvested	—	4,830
Cost of shares redeemed	(677,203)	(1,827,557)
Change in net assets from C Shares	(594,838)	(1,155,813)
Change in net assets resulting from capital transactions:	$(665,729)	$(1,313,094)

Share Transactions:
Investor Shares
Issued	307,893	436,944
Reinvested	363	9,538
Redeemed	(687,916)	(469,065)
Change in Investor Shares	(379,660)	(22,583)
Institutional Shares
Issued	1,106,863	1,127,071
Reinvested	3,142	18,446
Redeemed	(628,011)	(979,160)
Change in Institutional Shares	481,994	166,357
A Shares
Issued	452,443	156,280
Reinvested	760	7,557
Redeemed	(539,464)	(316,862)
Change in A Shares	(86,261)	(153,025)
C Shares
Issued	9,173	74,862
Reinvested	—	544
Redeemed	(76,993)	(210,511)
Change in C Shares	(67,820)	(135,105)
Change in shares:	(51,747)	(144,356)

CAVANAL HILL FUNDS

U.S. Treasury Fund

Schedule of Portfolio Investments

February 28, 2018

(Unaudited)

Principal		Amortized
Amount	Security Description	Cost
U.S. Treasury Obligations (46.0%)
U.S. Treasury Bills
$50,000,000	1.42%, 3/29/18 (a)	$49,944,778
100,000,000	1.43%, 5/24/18 (a)	99,663,767
50,000,000	1.45%, 6/14/18 (a)	49,787,813
		199,396,358
U.S. Treasury Notes
40,000,000	1.00%, 3/15/18	39,998,268
100,000,000	1.82% (USBMMY3M + 17 bps), 10/31/18	100,154,859
40,000,000	1.83% (USBMMY3M + 17 bps), 7/31/18	40,037,553
110,000,000	1.84% (USBMMY3M + 19 bps), 4/30/18	110,041,428
		290,232,108
Total U.S. Treasury Obligations		489,628,466

Repurchase Agreements (54.1%)
125,068,872	Bank of Montreal, 1.30%, 3/1/18, (Purchased on 2/28/18, proceeds at maturity $125,073,388, collateralized by various U.S. Treasury Obligations, (0.00% - 3.63%), (4/15/20 - 11/15/46), fair value of $127,570,322)	125,068,872

230,900,000	Credit Agricole CIB, 1.35%, 3/1/18, (Purchased on 2/28/18, proceeds at maturity $230,908,659, collateralized by various U.S. Treasury Obligations, (1.88% - 2.00%), (10/31/21 - 7/31/22), fair value of $235,518,032)	230,900,000

Principal		Amortized
Amount	Security Description	Cost
Repurchase Agreements, continued:
$10,000,000	Goldman Sachs & Co., 1.25%, 3/1/18, (Purchased on 2/28/18, proceeds at maturity $10,000,347, collateralized by various U.S. Treasury Obligations, (0.00% - 3.63), (5/15/18 - 4/15/28), fair value of $10,200,005)	$10,000,000
100,000,000	Mizuho Securities USA LLC, 1.34%, 3/1/18, (Purchased on 2/28/18, proceeds at maturity $100,003,722, collateralized by various U.S. Treasury Obligations, (0.13% - 3.13%), (3/15/18 - 11/15/41), fair value of $102,000,083)	100,000,000
110,000,000	RBC Capital Markets LLC, 1.30%, 3/1/18, (Purchased on 2/28/18, proceeds at maturity $110,003,972, collateralized by various U.S. Treasury Obligations, (0.00% - 7.63%), (5/31/18 - 8/15/47), fair value of $112,200,016)	110,000,000
Total Repurchase Agreements		575,968,872
Total Investments (Cost $1,065,597,338)(b) - 100.1%		1,065,597,338
Liabilities in excess of other assets — (0.1)%		(561,786)
Net Assets - 100.0%		$1,065,035,552

(a)	Rate represents the effective yield at purchase.
(b)	Cost and value for federal income tax and financial reporting purposes are the same.
USBMMY3M	3 Month Treasury Bill Rate

See notes to financial statements.

CAVANAL HILL FUNDS

Government Securities Money Market Fund

Schedule of Portfolio Investments

February 28, 2018

(Unaudited)

Principal		Amortized
Amount	Security Description	Cost
U.S. Government Agency Securities (25.0%)
Federal Farm Credit Bank
$15,000,000	1.43% (US0001M - 16 bps), 11/13/18	$15,000,000
30,000,000	1.50% (US0001M - 13 bps), 3/27/19	29,998,380
20,000,000	1.71% (US0003M + 5 bps), 6/22/18	20,017,267
		65,015,647
Federal Home Loan Bank
50,000,000	1.30%, 3/22/18 (a)	49,962,083
10,000,000	1.43% (US0001M - 14 bps), 1/2/19	10,000,000
30,000,000	1.43% (US0001M - 14 bps), 2/1/19	30,000,000
25,000,000	1.44% (US0001M - 14 bps), 10/5/18	25,000,000
30,000,000	1.44% (US0001M - 14 bps), 4/6/18	30,000,000
20,000,000	1.44% (US0001M - 14 bps), 10/12/18	20,000,000
30,000,000	1.44% (US0001M - 15 bps), 11/14/18	30,000,000
30,000,000	1.45% (US0001M - 13 bps), 3/1/19	30,000,000
15,000,000	1.45% (US0001M - 13 bps), 10/10/18	14,999,553
10,000,000	1.46% (US0001M - 13 bps), 8/20/18	10,000,000
25,000,000	1.47% (US0001M - 11 bps), 10/11/18	25,007,060
		274,968,696
Federal Home Loan Mortgage Corp.
60,000,000	1.12%, 3/12/18 (a)	59,979,559
Total U.S. Government Agency Securities		399,963,902

U.S. Treasury Obligations (34.2%)
U.S. Treasury Bills
60,000,000	1.18%, 3/22/18 (a)	59,958,753
100,000,000	1.42%, 3/29/18 (a)	99,889,555
80,000,000	1.45%, 6/14/18 (a)	79,660,063
90,000,000	1.46%, 6/7/18 (a)	89,641,074
30,000,000	1.58%, 6/21/18 (a)	29,852,095
50,000,000	1.66%, 7/19/18 (a)	49,677,728
		408,679,268
U.S. Treasury Notes
80,000,000	1.82% (USBMMY3M + 17 bps), 10/31/18	80,123,887
30,000,000	1.83% (USBMMY3M + 17 bps), 7/31/18	30,024,402
30,000,000	1.84% (USBMMY3M + 19 bps), 4/30/18	30,011,429
		140,159,718
Total U.S. Treasury Obligations		548,838,986

Principal		Amortized
Amount	Security Description	Cost
Repurchase Agreements (42.7%)
$114,972,459	Bank of Montreal, 1.30%, 3/1/18, (Purchased on 2/28/18, proceeds at maturity $114,976,611, collateralized by various U.S. Treasury Obligations, (0.00% - 3.75%), (3/1/18 - 5/15/47), fair value of $117,271,947)	$114,972,459
188,100,000	Credit Agricole CIB, 1.35%, 3/1/18, (Purchased on 2/28/18, proceeds at maturity $188,107,054, collateralized by U.S. Treasury Obligation, (1.50%), (3/31/23), fair value of $191,862,065).	188,100,000
40,000,000	Goldman Sachs & Co., 1.33%, 3/1/18, (Purchased on 2/28/18, proceeds at maturity $40,001,478, collateralized by various U.S. Government Agency Obligations, (0.00% - 2.75%), (2/15/19 - 2/15/48), fair value of $40,800,000)	40,000,000
80,000,000	Mizuho Securities USA LLC, 1.34%, 3/1/18, (Purchased on 2/28/18, proceeds at maturity $80,002,978, collateralized by U.S. Government Agency Obligations, (4.00%), (12/20/47), fair value of $81,600,000).	80,000,000
110,000,000	RBC Capital Markets LLC, 1.31%, 3/1/18, (Purchased on 2/28/18, proceeds at maturity $110,004,003, collateralized by various U.S. Government Agency Obligations, (0.00% - 7.25%), (3/1/18 - 7/15/36), fair value of $112,200,021)	110,000,000
150,000,000	Wells Fargo Securities LLC, 1.33%, 3/1/18, (Purchased on 2/28/18, proceeds at maturity $150,005,542, collateralized by various U.S. Government Agency Obligations, (0.00% - 3.70%), (8/3/18 - 2/14/33), fair value of $153,000,231)	150,000,000
Total Repurchase Agreements		683,072,459

Total Investments (Cost $1,631,875,347)(b) - 101.9%		1,631,875,347
Liabilities in excess of other assets — (1.9)%		(30,885,910)
Net Assets - 100.0%		$1,600,989,437

(a)	Rate represents the effective yield at purchase.
(b)	Cost and value for federal income tax and financial reporting purposes are the same.

LIBOR	London Interbank Offered Rate
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR
USBMMY3M	3 Month Treasury Bill Rate

See notes to financial statements.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments

February 28, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds (98.9%)
Alabama (2.1%)
$580,000	Madison County Alabama, GO, 4.00%, 9/1/24	$634,062
Arizona (3.9%)
500,000	Gila County Arizona School Unified District #10 Payson, GO, 5.00%, 7/1/26, Continuously Callable @100	571,180
500,000	Tucson Arizona Water Revenue, 5.00%, 7/1/25	586,890
		1,158,070
California (0.3%)
80,000	Pomona California Public Financing Authority Revenue, 5.00%, 2/1/24, Continuously Callable @100, Insured by: NATL-RE	80,242
Colorado (4.9%)
750,000	Douglas County Colorado School District No. RE-1 Douglas & Elbert Counties, GO, 5.25%, 12/15/24, Insured by: State Aid Withholding	887,219
500,000	El Paso County Colorado School District #20, GO, 4.00%, 12/15/25, Continuously Callable @100, Insured by: State Aid Withholding	546,860
		1,434,079
Georgia (1.2%)
350,000	Georgia State, GO, Series B, 5.00%, 1/1/24, Pre-refunded 1/1/19 @100	360,479
Illinois (4.0%)
650,000	Cook County Illinois School District #111 Burbank, GO, 4.00%, 12/1/26, Insured by: AGM	693,466
215,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, GO, Series A, 5.00%, 10/1/19, Continuously Callable @100, Insured by: FSA	219,418
285,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, GO, Series A, 5.00%, 10/1/19, Continuously Callable @100, Insured by: AGM, ETM	299,968
		1,212,852
Iowa (2.5%)
720,000	Bettendorf Iowa, GO, Series A, 4.00%, 6/1/22, Pre-refunded 6/1/19 @100	742,601
Massachusetts (2.0%)
550,000	Massachusetts State, GO, Series D, 5.50%, 10/1/20, Insured by: NATL-RE.	603,565
Minnesota (2.6%)
750,000	Minnesota State, GO, Series A, 4.00%, 12/1/24, Pre-refunded 12/1/19 @100	781,672
Missouri (1.8%)
500,000	Jackson County Missouri Reorganized School District #4 Blue Springs, GO, 4.00%, 3/1/28, Continuously Callable @100, Insured by: State Aid Withholding	540,080

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
New Mexico (1.8%)
$500,000	Sandoval County New Mexico Gross Receipts Tax Revenue, 4.00%, 6/1/28, Continuously Callable @100	$535,895
North Carolina (2.6%)
750,000	Guilford County North Carolina, GO, Series A, 4.00%, 2/1/24, Pre-refunded 2/1/19 @100	767,775
Pennsylvania (4.9%)
645,000	Mount Lebanon Pennsylvania School District, GO, Series A, 5.00%, 2/15/25, Pre-refunded 2/15/19 @100, Insured by: State Aid Withholding	666,711
750,000	Upper Dublin Pennsylvania School District, GO, 4.75%, 11/15/23, Pre- refunded 5/15/19 @100, Insured by: State Aid Withholding	778,568
		1,445,279
South Carolina (2.7%)
775,000	South Carolina State, GO, Series A66, 4.00%, 4/1/24, Pre-refunded 4/1/19 @100	796,273
Tennessee (4.5%)
525,000	Metro Government of Nashville & Davidson County Tennessee, GO, 4.00%, 7/1/28, Continuously Callable @100	574,145
75,000	Williamson County Tennessee, GO, Series A, 4.00%, 4/1/25, Continuously Callable @100	76,887
675,000	Williamson County Tennessee, GO, Series A, 4.00%, 4/1/25, Pre-refunded 4/1/19 @100	692,429
		1,343,461
Texas (37.6%)
95,000	Allen Texas Independent School District, GO, 5.00%, 2/15/25, Continuously Callable @100	98,106
205,000	Allen Texas Independent School District, GO, 5.00%, 2/15/25, Pre-refunded 2/15/19 @100	211,900
610,000	Archer City Texas Independent School District, GO, Series B, 4.00%, 8/15/26, Continuously Callable @100, Insured by: PSF-GTD	671,860
500,000	City of Arlington Texas, GO, 4.00%, 8/15/28, Continuously Callable @100	545,270
500,000	City of Melissa Texas, GO, 4.00%, 2/15/28, Continuously Callable @100, Insured by: BAM	534,405
695,000	City of Royse Texas, GO, 3.50%, 8/15/31, Continuously Callable @100	703,125
550,000	Del Valle Texas Independent School District, GO, 4.00%, 6/15/26, Continuously Callable @100, Insured by: PSF-GTD	596,035
610,000	Frisco Texas Independent School District, GO, Series A, 4.00%, 8/15/24, Continuously Callable @100	628,709

See notes to financial statements.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Concluded

February 28, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Texas, continued:
$750,000	Garland Texas Electric Utility System Revenue Refunding, Series B, 5.00%, 3/1/26	$870,989
150,000	Houston Texas Utility System Revenue, Series A, 5.00%, 11/15/27, Continuously Callable @100, Insured by: AGM	150,497
740,000	Kerr County Texas, Ltd., GO, 4.00%, 2/15/25, Continuously Callable @100	798,481
45,000	Kyle Texas, GO, 4.00%, 2/15/22, Continuously Callable @100, Insured by: AGC	45,096
500,000	Lancaster Texas, GO, 5.00%, 2/15/25	574,840
500,000	Liberty Hill Texas Independent School District, GO, 5.00%, 8/1/35, Pre- refunded 8/1/19 @100, Insured by: PSF-GTD	524,460
700,000	Longview Texas Independent School District, GO, 4.00%, 2/15/29, Continuously Callable @100, Insured by: PSF-GTD	755,363
590,000	Melissa Texas Independent School District School Building, GO, 4.00%, 8/1/27, Continuously Callable @100, Insured by: PSF-GTD	647,372
725,000	Newark Cultural Education Facilities Finance Corp. Revenue, 4.00%, 11/15/31, Continuously Callable @100	756,392
600,000	San Antonio Texas Water Revenue, 5.00%, 5/15/26, Continuously Callable @100	699,582
625,000	Waco Texas, GO, 4.00%, 2/1/25, Continuously Callable @100	678,738
750,000	Williamson County Texas Pass-Through Toll Bond, GO, 5.00%, 2/15/21, Pre- refunded 2/15/19 @100	775,245
		11,266,465
Vermont (2.1%)
600,000	City of Burlington Vermont, GO, Series C, 4.00%, 11/1/28, Insured by: BAM	640,260

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Virginia (2.6%)
$750,000	Fairfax County Virginia, GO, Series A, 4.00%, 4/1/24, Pre-refunded 4/1/19 @100, Insured by: State Aid Withholding	$770,588
Washington (10.9%)
65,000	City of Seattle Washington, GO, 5.00%, 5/1/21, Continuously Callable @100	67,568
685,000	City of Seattle Washington, GO, 5.00%, 5/1/21, Pre-refunded 5/1/19 @100	713,030
500,000	King County Washington School District #414 Lake Washington, GO, 4.00%, 12/1/28, Continuously Callable @100, Insured by: School Bond Guarantee	546,205
335,000	King County Washington Sewer Revenue, Series C, 5.00%, 1/1/35, Pre- refunded 1/1/21 @100	364,058
165,000	King County Washington Sewer Revenue, Series C, 5.00%, 1/1/35, Pre- refunded 1/1/21 @100	180,030
685,000	Snohomish County Washington, GO, Series A, 5.00%, 12/1/27, Continuously Callable @100	733,203
605,000	Washington State, GO, Series B-1, 5.00%, 8/1/25, Continuously Callable @100	667,333
		3,271,427
West Virginia (2.0%)
500,000	West Virginia State, GO, 5.00%, 11/1/26	595,100
Wisconsin (1.9%)
555,000	Racine Wisconsin, GO, 5.00%, 12/1/19, Pre-refunded 12/1/19 @100	569,957
Total Municipal Bonds		29,550,182

Investment in Affiliates (0.4%)
108,855	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 1.26%(a)	108,855
Total Investment in Affiliates		108,855
Total Investments (Cost $29,395,167)(b) - 99.3%		29,659,037
Other assets in excess of liabilities — 0.7%		209,742
Net Assets - 100.0%		$29,868,779

(a)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2018.
(b)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Company
ETM	Escrowed to Maturity
FSA	Financial Security Assurance
GO	General Obligation
NATL-RE	National Public Finance Guarantee Corporation
PSF-GTD	Public School Fund Guaranteed

See notes to financial statements.

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments

February 28, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value
Asset Backed Securities (18.0%)
$1,951,379	AccessLex Institute, Series 2007-1, Class C, 2.15% (US0003M + 40 bps), 10/25/35*(a)	$1,835,231
46,296	Bayview Financial Acquisition Trust, Series 2003-AA, Class M2, 5.28%, 2/25/33(b)	46,154
62	Bayview Financial Acquisition Trust, Series 2006-A, Class 10A1, 5.70%, 2/28/41*(c)	77
8,252	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A5, 5.01%, 11/25/34*(c)	8,429
131,118	Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M1, 3.34% (US00011M + 175 bps), 5/15/33*	131,238
558	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.46%, 5/25/32*(c)	563
12,223	Countrywide Home Equity Loan Trust, Series 2004-C, Class C, 1.81% (US0001M + 22 bps), 1/15/34*	12,050
1,483,793	Fannie Mae Grantor Trust, Series 2003- T4, Class 2A5, 4.70%, 9/26/33*(c)	1,596,079
498,504	Fremont Home Loan Trust, Series 2004- 3, Class 10A1, 3.50% (US0001M + 188 bps), 11/25/34*	258,907
476	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29(c)	477
351,202	Nations Equipment Finance Funding LLC, Series 16-1A, Class A, 3.61%, 2/20/21*(b)(c)	351,236
1,357,989	New Century Home Equity Loan Trust, Series 2005-A, Class A4W, 4.50%, 8/25/35*(c)	1,407,285
930,058	Raspro Trust, Series 2005-1A, Class 10A1, 2.03% (US0003M + 40 bps), 3/23/24(b)	916,610
185,732	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32*	188,034
110	Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI6, 3.64%, 3/25/34*(c)	110
15,640	Saxon Asset Securities Trust, Series 2003-3, Class AF6, 4.80%, 12/25/33*(c)	15,719
187,125	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 6.23%, 5/25/35*(c)	176,132
1,445,132	Structured Asset Investment Loan, Series 2004-10, Class A4, 2.62% (US0001M + 100 bps), 11/25/34*	1,450,106
1,298,499	Sun Trust Student Loan Trust, Series 2006-1A, Class B, 2.03% (US0003M + 27 bps), 10/28/37(a)	1,202,650
1,643,867	Towd Point Mortgage Trust, Series 2016- 1, Class A1B, 2.75%, 2/25/55*(b)(c)	1,631,285
1,345,705	Towd Point Mortgage Trust, Series 2017- 1, Class A1, 2.75%, 10/25/56*(b)(c)	1,333,361

Shares or Principal Amount	Security Description	Value
Asset Backed Securities, continued:
$2,663,868	Towd Point Mortgage Trust, Series 2017- 2, Class A1, 2.75%, 4/25/57*(b)(c)	$2,639,336
1,442,619	Towd Point Mortgage Trust, Series 2017- 6, Class A1, 2.75%, 10/25/57*(b)(c)	1,421,222
Total Asset Backed Securities		16,622,291

Mortgage Backed Securities† (34.3%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.5%)
156,682	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 3.44%, 2/25/36*(c)	138,719
14,176	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 3.87%, 7/25/35*(c)	12,416
30,421	Countrywide Alternative Loan Trust, Series 2005-24, Class 1A1, 2.51% (12MTA + 131 bps), 7/20/35*	24,054
2,382	Deutsche Mortgage Securities, Inc., Series 2006-ABR, Class A1B1, 1.72% (US0001M + 10 bps), 10/25/36*	1,845
31,395	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class 10A1, 5.32%, 10/25/33*(c)	31,390
8,076	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1A, 6.00%, 10/25/36*(c)	7,637
19,712	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 3.34%, 9/25/34*(c)	19,503
86,125	JPMorgan Re-REMIC, Series 2009-7, Class 2A1, 6.00%, 2/27/37(b)(c)	86,395
11,922	Master Adjustable Rate Mortgage Trust, Series 2004-13, Class 2A1, 3.62%, 4/21/34*(c)	12,207
25,166	Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 3.94%, 8/25/35*(c)	25,136
65,666	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 4.10%, 9/25/34*(c)	65,498
33,966	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21, 4.47%, 1/25/36*(c)	29,314
		454,114
Alt-A - Fixed Rate Mortgage Backed Securities (1.3%)
21,172	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35*	19,541
33,854	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36*	32,680
21,992	Countrywide Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 7/25/19*	22,223
28,256	Countrywide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35*	25,950
29,188	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36*	22,880

See notes to financial statements.

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

February 28, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$27,864	Countrywide Alternative Loan Trust, Series 2006-31CB, Class A16, 6.00%, 11/25/36*	$24,387
28,403	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A4, 6.00%, 2/25/37*	24,521
182,541	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37*	127,373
83,685	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34*	86,483
71,435	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A6, 6.00%, 7/25/36*	61,338
27,236	Master Adjustable Rate Mortgage Trust, Series 2005-3, Class 4A1, 5.50%, 3/25/20*	27,468
3,775	Master Alternative Loans Trust, Series 2004-3, Class 1A1, 5.00%, 3/25/19*	3,779
20,745	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20*	21,108
5,568	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34*	5,842
442,035	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34*	467,531
26,866	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34*	27,384
6,110	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34*	6,435
21,881	Residential Accredit Loans, Inc., Series 2003-QS14, Class A1, 5.00%, 7/25/18*	21,669
7,950	Residential Accredit Loans, Inc., Series 2004-QS13, Class CB, 5.00%, 9/25/19*	7,984
25,757	Residential Accredit Loans, Inc., Series 2004-QS6, Class A1, 5.00%, 5/25/19*	25,739
52,723	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 6/25/36*	48,266
998	Residential Asset Securitization Trust, Series 2003-A12, Class A1, 5.00%, 11/25/18*	1,001
49,946	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36*	32,844
40,343	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37*	35,397
31,432	Wells Fargo Alternative Loan Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35*	30,170
		1,209,993
Prime Adjustable Rate Mortgage Backed Securities (6.3%)
51,166	Adjustable Rate Mortgage Trust, Series 2004-4, Class 1A1, 3.14%, 3/25/35*(c)	50,047
12,098	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 3.84%, 5/25/35(c)	12,306

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$348,771	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.20%, 6/25/36*(c)	$141,704
179,678	Banc of America Funding Trust, Series 2012-R2, Class 2A4, 3.30%, 10/26/36(b)(c)	179,281
7,697	Bank of America Mortgage Securities, Series 2004-E, Class 1A1, 3.66%, 6/25/34*(c)	7,689
13,990	Bank of America Mortgage Securities, Series 2003-H, Class 2A3, 3.75%, 9/25/33*(c)	13,872
9,971	Bank of America Mortgage Securities, Series 2006-B, Class 2A1, 3.80%, 11/20/36*(c)	9,720
15,217	Bank of America Mortgage Securities, Series 2006-A, Class 2A1, 4.41%, 2/25/36*(c)	14,194
11,946	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 3.32%, 9/25/34*(c)	11,323
17,263	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 3.52% (H15T1Y + 230 bps), 10/25/35*	17,621
7,775	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 3.64%, 1/25/35*(c)	7,972
57,984	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 3.71%, 10/25/36*(c)	55,984
45,442	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 6.23%, 3/25/31*(c)	45,491
22,156	Chase Mortgage Finance Corp., Series 2007-A2, Class 10A1, 3.14%, 7/25/37*(c)	20,242
26,438	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 3.50%, 8/25/35(c)	26,524
679,333	Coast Savings & Loan Association, Series 1992-1, Class A, 2.69%, 7/25/22*(c)	689,079
10,592	Countrywide Home Loans, Series 2003- 60, Class 2A1, 3.48%, 2/25/34*(c)	10,488
36,641	Countrywide Home Loans, Series 2004- 12, Class 10A1, 3.49%, 8/25/34*(c)	35,767
18,317	Countrywide Home Loans, Series 2003- 58, Class 2A2, 3.70%, 2/19/34*(c)	18,495
505	Countrywide Home Loans, Series 2003- 42, Class 1A1, 3.89%, 9/25/33*(c)	474
43,003	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 3.37%, 11/25/32*(c)	17,677
51,826	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 3.72%, 11/25/34*(c)	52,793
22,282	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 3.34%, 10/25/35*(c)	21,316
130,144	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1, 3.70%, 11/19/35*(c)	123,996

See notes to financial statements.

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

February 28, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$29,236	GS Mortgage Securities Corp., Series 2009-3R, Class 2A1, 3.98%, 7/25/35(b)(c)	$29,284
39,092	GSR Mortgage Loan Trust, Series 2005- AR7, Class 2A1, 3.48%, 11/25/35*(c) .	39,000
64,429	GSR Mortgage Loan Trust, Series 2005- AR2, Class 1A2, 3.65%, 4/25/35*(c)	64,152
102,404	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 3.70%, 1/19/35*(c)	101,113
15,469	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 3.80%, 12/19/35*(c)	15,303
742,367	Homestar Mortgage Acceptance Corp., Series 2004-3, Class AV1, 2.07% (US0001M + 45 bps), 7/25/34*	743,604
19,120	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 3.23%, 8/25/34*(c)	18,903
59,953	Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 4A2, 3.37%, 9/25/36*(c)	58,892
37,477	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 3.47%, 7/25/36*(c)	32,989
56,464	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 3.58%, 8/25/36*(c)	46,495
44,177	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 3.60%, 8/25/34*(c)	43,787
6,648	JPMorgan Mortgage Trust, Series 2005- A4, Class 3A1, 3.42%, 7/25/35*(c)	6,764
4,446	JPMorgan Mortgage Trust, Series 2006- A5, Class 3A4, 3.46%, 8/25/36*(c)	4,396
1,453,715	JPMorgan Mortgage Trust, Series 2018- 1, Class A5, 3.50%, 6/25/48*(b)(c)	1,452,410
1,548	JPMorgan Re-REMIC, Series 2009-7, Class 10A1, 6.00%, 2/27/37(b)(c)	1,548
2,559	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 3.47%, 2/25/34*(c)	2,562
16,099	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 3.86%, 7/25/34*(c)	16,213
22,201	MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2, 3.30%, 12/25/34*(c)	22,343
35,230	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 3.63%, 8/25/34*(c)	35,814
25,463	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 3.80%, 8/25/34*(c)	25,366
47,632	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 1A, 3.36%, 6/25/34*(c)	47,004
58,699	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 3.42%, 12/25/34*(c)	56,596

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$158,686	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 1A1, 3.49%, 4/25/34*(c)	$158,914
44,691	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 3.54%, 11/25/34*(c)	44,823
3,820	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 3.71%, 2/25/34*(c)	3,857
18,589	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 3.38%, 12/27/35*(c)	18,242
34,082	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 3.53%, 7/25/33*(c)	34,314
830,361	Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1, 3.49%, 9/25/37*(c)	836,539
10,572	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 3.84%, 8/20/35*(c)	2,377
12,282	Washington Mutual, Series 2004-AR3, Class A2, 3.22%, 6/25/34*(c)	12,531
17,011	Washington Mutual, Series 2006-AR10, Class 1A2, 3.25%, 9/25/36*(c)	16,474
3,114	Washington Mutual, Series 2006-AR8, Class 1A1, 3.29%, 8/25/46*(c)	2,925
14,648	Washington Mutual Mortgage Pass- Through Certificates, Series 2004- AR10, Class A1B, 2.04% (US0001M + 42 bps), 7/25/44*	14,682
109,503	Washington Mutual Mortgage Pass- Through Certificates, Series 2006- AR14, Class 1A1, 3.00%, 11/25/36*(c)	104,438
13,877	Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A1, 3.36%, 6/25/34*(c)	14,108
7,556	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR9, Class 3A1, 3.53%, 6/25/34*(c)	7,778
23,007	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 1A1, 3.58%, 8/25/33*(c)	23,428
4,201	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A4, 3.59%, 4/25/36*(c)	4,251
11,143	Wells Fargo Mortgage Backed Securities Trust, Series 2004-I, Class 1A1, 3.68%, 7/25/34*(c)	11,378
6,859	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 3A1, 3.79%, 12/25/34*(c)	7,113
44,645	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR1, Class 1A1, 3.84%, 2/25/35*(c)	45,552
		5,812,317
Prime Fixed Mortgage Backed Securities (2.3%)
1,077,632	BCAP LLC Trust, Series 2013-RR2, Class 7A1, 3.00%, 7/26/36(b)(c)	1,086,491
21,264	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31*	21,706

See notes to financial statements.

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

February 28, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$134,068	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2, 6.75%, 8/25/34*	$141,628
20,188	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34*	21,820
29,867	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 5A1, 5.00%, 10/25/19*	30,075
102,048	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A11, 6.00%, 10/25/33	103,520
69,352	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33*	70,491
32,851	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33*	35,210
92,387	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32*	43,400
54,737	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32*	59,720
35,753	First Horizon Alternative Mortgage Securities, Series 2006-FA5, Class A3, 6.25%, 8/25/36*	28,680
41,547	GSR Mortgage Loan Trust, Series 2003- 3F, Class 2A1, 4.50%, 4/25/33*	41,721
13,335	GSR Mortgage Loan Trust, Series 2005- 8F, Class 7A1, 5.50%, 10/25/20*	13,339
31,163	GSR Mortgage Loan Trust, Series 2005- 8F, Class 3A4, 6.00%, 11/25/35*	25,253
25,729	JPMorgan Re-REMIC, Series 2009-7, Class 10A1, 6.25%, 1/27/37(b)(c)	26,023
17,391	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36*	15,609
6,772	Master Asset Securitization Trust, Series 2003-11, Class 10A1, 5.00%, 12/25/18*	6,772
5,682	Prime Mortgage Trust, Series 2005-2, Class 1A3, 5.25%, 7/25/20*	5,731
13,042	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35*	12,369
22,036	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32*	22,638
127,412	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29*	133,915
70,707	Structured Asset Securities Corp., Series 2004-20, Class 4A1, 6.00%, 11/25/34*	71,975
5,414	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32*	5,413
1,238	Washington Mutual, Series 2003-S13, Class 21A1, 4.50%, 12/25/18*	1,241
245	Washington Mutual, Series 2003-S7, Class A1, 4.50%, 8/25/18*	245

Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$613	Washington Mutual Mortgage Pass- Through Certificates, Series 2003- MS5, Class 1A1, 5.00%, 3/25/18*	$612
36,715	Washington Mutual Mortgage Pass- Through Certificates, Series 2004-CB1, Class 5A, 5.00%, 6/25/19*	36,909
16,341	Washington Mutual Mortgage Pass- Through Certificates, Series 2004-CB4, Class 22A, 6.00%, 12/25/19*	16,586
		2,079,092
U.S. Government Agency Mortgage Backed Securities (23.9%)
605,612	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	551,843
404,785	Fannie Mae, Series 2012-31, Class PA, 2.00%, 4/25/41	391,820
826,895	Fannie Mae, Series 2012-51, Class EB, 2.00%, 1/25/40	808,045
882,925	Fannie Mae, Series 2012-96, Class PD, 2.00%, 7/25/41	844,755
644,785	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	612,919
367,304	Fannie Mae, Series 2013-68, Class LE, 2.00%, 4/25/43	350,648
573,107	Fannie Mae, Series 2011-126, Class ED, 2.25%, 4/25/40	556,050
273,883	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	264,623
479,113	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(c)	466,169
115,008	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	113,562
232,149	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	228,958
242,742	Fannie Mae, Series 2011-124, Class 10A1, 3.00%, 9/25/29	244,491
806,470	Fannie Mae, Series 2014-1, Class AB, 3.00%, 6/25/43	792,190
8,125	Fannie Mae, 3.11% (H15T1Y + 187 bps), 12/1/22, Pool #303247	8,292
33,341	Fannie Mae, 3.16% (US0012M + 132 bps), 1/1/35, Pool #805386	34,456
50,832	Fannie Mae, 3.45% (H15T1Y + 229 bps), 2/1/30, Pool #556998	51,799
5,940	Fannie Mae, 3.46% (H15T1Y + 216 bps), 6/1/32, Pool #725286	6,079
1,245,564	Fannie Mae, Series 2003-W14, Class 2A, 4.07%, 1/25/43*(c)	1,309,210
1,027,191	Fannie Mae, Series 2003-W16, Class AF5, 4.40%, 11/25/33*(c)	1,067,430
28,072	Fannie Mae, Series 2001-W4, Class AF6, 5.61%, 1/25/32*(c)	29,222
2,702	Fannie Mae, Series 1992-129, Class L, 6.00%, 7/25/22	2,810
30,265	Fannie Mae, Series 2001-W2, Class AF6, 6.59%, 10/25/31*(c)	32,067
15,368	Fannie Mae, Series 2001-W1, Class AF6, 6.90%, 7/25/31*(c)	17,309
129	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	135
499	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	530
2,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	2,199

See notes to financial statements.

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

February 28, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$382,211	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	$369,837
1,582,313	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	1,519,772
1,145,978	Freddie Mac, Series 4039, Class ME, 2.00%, 12/15/40(c)	1,113,286
317,312	Freddie Mac, Series 3982, Class MD, 2.00%, 5/15/39	307,625
526,901	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	504,233
925,302	Freddie Mac, Series 4030, Class DA, 2.00%, 2/15/41	903,184
1,063,499	Freddie Mac, Series 4079, Class WA, 2.00%, 8/15/40	1,032,792
471,552	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	452,568
1,636,681	Freddie Mac, Series: 4272, Class YG, 2.00%, 11/15/26	1,603,184
118,652	Freddie Mac, Series 3890, Class BA, 2.50%, 11/15/40	117,464
782,882	Freddie Mac, Series 3913, Class PC, 2.50%, 3/15/41	763,759
831,458	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	810,532
790,902	Freddie Mac, Series 4564, Class 10A1, 2.50%, 3/15/46	767,254
141,492	Freddie Mac, Series 3752, Class JA, 2.75%, 4/15/40	141,012
54,888	Freddie Mac, Series 3724, Class NE, 3.00%, 7/15/38	55,128
501,533	Freddie Mac, Series 3913, Class 10A1, 3.00%, 9/15/40	494,345
151,510	Freddie Mac, Series 4017, Class MA, 3.00%, 3/15/41	149,268
940,654	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	929,123
6,500	Freddie Mac, 3.07% (US0006M + 154 bps), 4/1/36, Pool #1N0148	6,725
710,396	Freddie Mac, Series T-67, Class 1A1C, 3.41%, 3/25/36*(c)	730,454
24,680	Freddie Mac, 4.00%, 9/1/33, Pool #N31025	25,265
61,060	Freddie Mac, Series 3819, Class JP, 4.00%, 8/15/39	60,617
5,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	5,141
1,748	Freddie Mac, Series 180, Class H, 6.50%, 9/15/21*	1,798
1,540	Freddie Mac, Series 114, Class H, 6.95%, 1/15/21*	1,577
1,425	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21*	1,474
79	Freddie Mac, Series 139, Class G, 7.00%, 4/15/21*	79
1,489	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23*	1,589
1,000	Freddie Mac, Series 53, Class A, 7.13%, 7/20/26*	1,063
2,413	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22*	2,603
1,791	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22*	1,932

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$400,553	Government National Mortgage Assoc., Series 2013-69, Class 10A1, 2.00%, 9/20/42	$352,823
4,145	Government National Mortgage Assoc., 2.37% (H15T1Y + 150 bps), 1/20/23, Pool #8123	4,227
5,261	Government National Mortgage Assoc., 2.37% (H15T1Y + 150 bps), 1/20/25, Pool #8580	5,398
2,877	Government National Mortgage Assoc., 2.37% (H15T1Y + 150 bps), 3/20/26, Pool #8832	2,951
4,143	Government National Mortgage Assoc., 2.37% (H15T1Y + 150 bps), 3/20/29, Pool #80263	4,198
7,306	Government National Mortgage Assoc., 2.50% (H15T1Y + 150 bps), 1/20/25, Pool #8585	7,508
18,332	Government National Mortgage Assoc., 2.63% (H15T1Y + 150 bps), 5/20/34, Pool #80916	19,054
41,616	Government National Mortgage Assoc., Series 2012-14, Class PE, 3.00%, 11/20/40*	41,441
461	Government National Mortgage Assoc., 3.13% (H15T1Y + 150 bps), 12/20/18, Pool #8437	460
2,473	Government National Mortgage Assoc., 3.13% (H15T1Y + 150 bps), 12/20/21, Pool #8889	2,485
3,562	Government National Mortgage Assoc., 3.13% (H15T1Y + 150 bps), 12/20/27, Pool #80141	3,677
6,067	Government National Mortgage Assoc., 3.13% (H15T1Y + 150 bps), 11/20/29, Pool #876947	6,053
131	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	146
120	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	127
39	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	40
356	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	366
		22,113,248
Total Mortgage Backed Securities		31,668,764

Corporate Bonds (15.9%)
Banks (7.9%)
1,450,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100 *	1,446,318
500,000	Export-Import Bank of Korea, 2.13%, 1/25/20	491,389
1,050,000	Export-Import Bank of Korea, 2.25%, 1/21/20	1,034,946
1,500,000	Korea Development Bank, 3.00%, 3/17/19	1,501,473
1,500,000	Mizuho Financial Group, 2.95%, 2/28/22	1,473,561

See notes to financial statements.

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Concluded

February 28, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value
Corporate Bonds, continued:
Banks, continued:
$1,500,000	Wells Fargo & Co., 2.63%, 7/22/22, MTN	$1,456,164
		7,403,851
Capital Markets (0.1%)
2,000,000	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12, MTN (d)	81,000
Diversified Telecommunication Services (1.9%)
1,743,000	AT&T, Inc., 2.80%, 2/17/21, Callable 1/17/21 @ 100 *	1,728,137
Internet Software & Services (2.6%)
1,077,000	Baidu, Inc., 2.75%, 6/9/19	1,073,932
1,250,000	eBay, Inc., 2.25% (US0003M + 48 bps), 8/1/19	1,253,465
		2,327,397
Multiline Retail (2.2%)
2,010,000	Macys Retail Holdings, Inc., 3.88%, 1/15/22, Callable 10/15/21 @ 100 *	2,006,139
Oil, Gas & Consumable Fuels (1.2%)
1,150,000	BP Capital Markets PLC, 1.38%, 5/10/18	1,147,470
Total Corporate Bonds		14,693,994

Taxable Municipal Bonds (2.8%)
Delaware (1.1%)
1,000,000	State of Delaware, Build America Bonds, GO, Series D, 5.60%, 10/1/29, Continuously Callable @100	1,049,420

Shares or Principal Amount	Security Description	Value
Taxable Municipal Bonds, continued:
Georgia (1.7%)
$1,500,000	State of Georgia, Build America Bonds, GO, Series H, 4.50%, 11/1/25	$1,574,085
Total Taxable Municipal Bonds		2,623,505

U.S. Treasury Obligations (29.0%)
U.S. Treasury Notes
7,546,000	1.00%, 5/31/18	7,533,523
14,034,000	2.25%, 2/29/20	14,030,162
5,467,000	2.25%, 2/15/27	5,193,650
		26,757,335
Total U.S. Treasury Obligations		26,757,335

Investment in Affiliates (1.0%)
935,789	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 1.26%(e)	935,789
Total Investment in Affiliates		935,789

Total Investments (Cost $96,033,109)(f) - 101.0%		93,301,678
Liabilities in excess of other assets — (1.0)%		(938,440)
Net Assets - 100.0%		$92,363,238

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At February 28, 2018, illiquid securities were 3.3% of the Fund’s net assets.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at February 28, 2018.
(d)	Issuer has defaulted on the payment of interest.
(e)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2018.
(f)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

12MTA	12 Month Treasury Average
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR
US0006M	6 Month US Dollar LIBOR
US0012M	12 Month US Dollar LIBOR

See notes to financial statements.

CAVANAL HILL FUNDS

Moderate Duration Fund

Schedule of Portfolio Investments

February 28, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value
Asset Backed Securities (5.1%)
$338,239	AccessLex Institute, Series 2007-1, Class C, 2.15% (US0003M + 40 bps), 10/25/35*(a)	$318,106
139,664	Aegis Asset Backed Securities Trust, Series 2004-4, Class A1, 2.34% (US0001M + 72 bps), 10/25/34*	140,052
21	Bayview Financial Acquisition Trust, Series 2006-A, Class 10A1, 5.70%, 2/28/41*(b)	26
9,282	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34*(b)	9,563
127,573	Nations Equipment Finance Funding LLC, Series 16-1A, Class A, 3.61%, 2/20/21*(b)(c)	127,586
247,592	Raspro Trust, Series 2005-1A, Class 10A1, 2.03% (US0003M + 40 bps), 3/23/24(c)	244,012
68,334	Renaissance Home Equity Loan Trust, Series 2004-2, Class AF4, 5.39%, 7/25/34*(b)	68,210
66	Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI6, 3.64%, 3/25/34*(b)	66
58,835	Residential Funding Mortgage Securities II, Inc., Series 2005-HI2, Class A5, 5.58%, 5/25/35*(b)	59,374
570,000	SLM Student Loan Trust, Series 12-7, Class B, 3.42% (US0001M + 180 bps), 9/25/43*	569,284
150,000	Towd Point Mortgage Trust, Series 18-1, Class A1, 3.21%, 1/25/58*(b)	149,903
205,000	Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.07%, 2/16/43*(c)	205,961
Total Asset Backed Securities		1,892,143
Mortgage Backed Securities† (34.2%)
Alt-A - Fixed Rate Mortgage Backed Securities (2.4%)
8,936	Bank of America Alternative Loan Trust, Series 2005-9, Class 5A1, 5.50%, 10/25/20*	8,819
80,781	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35*	81,043
6,921	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35*	6,811
19,073	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34*	19,316
96,074	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37*	67,038
83,734	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006- AB2, Class A3, 5.50%, 6/25/36*(b)	80,804
16,095	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34*	16,305
8,292	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19*	7,906
24,117	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34*	25,049
4,355	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20*	4,431

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$66,271	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34*.	$68,286
26,954	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34*	27,582
9,394	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33*.	9,848
26,317	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34*	27,536
39,550	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34*	39,945
14,330	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.85%, 2/25/35*(b)	14,551
39,983	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35*(b)	31,977
7,333	Nomura Asset Acceptance Corp., Series 2005-WF1, Class 2A5, 5.16%, 3/25/35*(b)	7,561
100,118	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36*(b)	41,799
52,743	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 4.47%, 10/25/40(b)(c)	44,552
1,628	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18*	1,629
12,772	Residential Accredit Loans, Inc., Series 2005-QS2, Class A1, 5.50%, 2/25/35*	12,518
14,511	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.75%, 12/25/21*	13,796
19,484	Residential Accredit Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36*	18,154
36,197	Residential Accredit Loans, Inc., Series 2006-QS12, Class 1A2, 6.50%, 9/25/36*	27,462
53,310	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35*	45,255
74,857	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36*	66,668
81,270	Washington Mutual Mortgage Pass- Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35*	77,128
		893,769
Prime Adjustable Rate Mortgage Backed Securities (1.9%)
14,559	Bank of America Funding Corp., Series 2004-B, Class 5A1, 3.80%, 11/20/34*(b)	14,213
17,151	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 3.72%, 11/25/34*(b)	17,166
4,734	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 3.73%, 10/25/33*(b)	4,899
12,541	Countrywide Home Loans, Series 2004- 2, Class 2A1, 2.77%, 2/25/34*(b)	11,959

See notes to financial statements.

CAVANAL HILL FUNDS

Moderate Duration Fund

Schedule of Portfolio Investments, Continued

February 28, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$20,356	Countrywide Home Loans, Series 2004- 12, Class 10A1, 3.49%, 8/25/34*(b)	$19,871
30,075	HomeBanc Mortgage Trust, Series 2006- 1, Class 1A1, 3.12%, 4/25/37*(b)	26,799
9,241	JPMorgan Mortgage Trust, Series 2006- A2, Class 2A1, 3.52%, 4/25/36*(b)	9,172
47,238	JPMorgan Mortgage Trust, Series 2006- A6, Class 1A4L, 3.59%, 10/25/36*(b) .	44,802
72,681	JPMorgan Mortgage Trust, Series 2005- A1, Class 3A4, 3.71%, 2/25/35*(b)	74,482
412,912	JPMorgan Mortgage Trust, Series 2005- A6, Class 3A3, 3.75%, 9/25/35*(b)	393,949
76,251	Structured Mortgage Loan, Series 2004- 3AC, Class A1, 3.55%, 3/25/34*(b)	77,130
5,286	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 3.84%, 8/20/35*(b)	1,188
2,114	Wells Fargo Mortgage Backed Securities Trust, Series 2004-E, Class A1, 3.34%, 5/25/34*(b)	2,150
		697,780
Prime Fixed Mortgage Backed Securities (0.8%)
14,524	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.06%, 9/25/35*(b)	14,391
20,210	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37*.	17,116
13,867	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	14,240
15,647	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34*	17,385
9,088	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33*	9,301
7,468	Countrywide Home Loans, Series 2004- 24CB, Class 2A1, 5.00%, 11/25/19*	7,476
5,432	Countrywide Home Loans, Series 2004- J6, Class 1A2, 5.25%, 8/25/24*	5,389
15,024	Countrywide Home Loans, Series 2005- 29, Class A1, 5.75%, 12/25/35*	13,484
2,272	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 2/25/19*	2,304
33,212	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33*	34,666
6,403	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 8A1, 6.00%, 11/25/18*	6,423
18,179	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33*	18,477
726	GSR Mortgage Loan Trust, Series 2004- 10F, Class 2A4, 5.00%, 8/25/19*	729
937	GSR Mortgage Loan Trust, Series 2003- 2F, Class 3A1, 6.00%, 3/25/32*	954

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$36,978	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34*	$38,894
3,499	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34*	3,697
82,104	Residential Asset Mortgage Products, Inc., Series 2005-SL2, Class A3, 7.00%, 2/25/32*	81,130
15,809	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29*	16,616
219	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30*	240
1,272	Washington Mutual Mortgage Pass- Through Certificates, Series 2003-S6, Class 2A3, 4.75%, 7/25/18*	1,273
2,207	Washington Mutual Mortgage Pass- Through Certificates, Series 2003-S11, Class 1A, 5.00%, 11/25/33*	2,230
1,056	Washington Mutual Mortgage Pass- Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34*	1,147
		307,562
U.S. Government Agency Mortgage Backed Securities (29.1%)
75,702	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	68,980
212,423	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	208,187
453,406	Fannie Mae, Series 2012-30, Class BA, 2.00%, 6/25/41	431,215
436,587	Fannie Mae, Series 2012-8, Class KA, 2.00%, 6/25/41	421,390
107,464	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	102,153
136,941	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	132,311
191,646	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(b)	186,468
195,540	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	189,723
57,504	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	56,781
338,076	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	325,686
513,947	Fannie Mae, Series 2015-12, Class PC, 2.50%, 7/25/44	491,506
571,370	Fannie Mae, Series 2015-71, Class PD, 2.50%, 3/25/43	556,473
456,970	Fannie Mae, Series 2016-11, Class GA, 2.50%, 3/25/46(b)	444,612
598	Fannie Mae, Series 1992-45, Class F, 2.80% (T7Y), 4/25/22	592
214,738	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	211,786
60,686	Fannie Mae, Series 2011-124, Class 10A1, 3.00%, 9/25/29	61,123
432,579	Fannie Mae, Series 2012-50, Class LG, 3.00%, 9/25/40	424,001
425,708	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	421,867

See notes to financial statements.

CAVANAL HILL FUNDS

Moderate Duration Fund

Schedule of Portfolio Investments, Continued

February 28, 2018
(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$5,625	Fannie Mae, 3.37% (US0012M + 162 bps), 9/1/33, Pool #739372	$5,791
4,150	Fannie Mae, 3.61% (US0012M + 186 bps), 1/1/37, Pool #906675	4,397
1,424	Fannie Mae, 3.62% (H15T1Y + 250 bps), 7/1/23, Pool #224951	1,429
218	Fannie Mae, 6.00%, 4/1/35, Pool #735503	244
605	Fannie Mae, Series 1989-52, Class G, 6.00%, 8/25/19	612
1,809	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	1,867
1,944	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	2,152
15,511	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42*	17,884
731	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31*	832
2,365	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	2,530
1,023	Fannie Mae, Series G-32, Class L, 8.00%, 10/25/21	1,093
161	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	169
858	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	911
214	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	227
270	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	285
132	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	138
95,553	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	92,459
221,432	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	212,680
595,155	Freddie Mac, Series 3870, Class ND, 2.00%, 1/15/41	574,951
259,145	Freddie Mac, Series 3936, Class LA, 2.00%, 6/15/40	253,753
714,213	Freddie Mac, Series 4030, Class DA, 2.00%, 2/15/41	697,139
261,733	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	251,196
156,793	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	146,307
129	Freddie Mac, Series 1222, Class P , 2.42% (T10Y - 40 bps), 3/15/22*	130
318,260	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	307,319
414,694	Freddie Mac, Series 4173, Class KA, 2.50%, 7/15/42	402,646
174,286	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	169,900
440,602	Freddie Mac, Series 4395, Class PA, 2.50%, 4/15/37	431,217
440,779	Freddie Mac, Series 4564, Class 10A1, 2.50%, 3/15/46	427,600
167,178	Freddie Mac, Series 3913, Class 10A1, 3.00%, 9/15/40	164,782
4,695	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	4,703

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$233,135	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	$231,575
203,224	Freddie Mac, Series 4332, Class NH, 3.00%, 9/15/43	199,735
541,386	Freddie Mac, Series 4357, Class NW, 3.00%, 10/15/35	531,845
269,117	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	265,819
20,584	Freddie Mac, 5.15% (H15T1Y + 228 bps), 8/1/34, Pool #755230	20,871
2,933	Freddie Mac, Series 1136, Class H, 6.00%, 9/15/21*	3,038
4,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	4,113
1,741	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21*	1,815
2,838	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22*	2,997
2,335	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24*	2,497
829	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21*	866
2,585	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26*	2,854
592	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21*	627
3,648	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22*	3,906
5,713	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22*	6,160
119	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21*	123
284,977	Government National Mortgage Assoc., Series 2011-128, Class BL, 2.00%, 9/16/26	277,878
110,947	Government National Mortgage Assoc., Series 2013-104, Class DC, 2.00%, 4/20/40	109,765
85,833	Government National Mortgage Assoc., Series 2013-69, Class 10A1, 2.00%, 9/20/42	75,605
62,555	Government National Mortgage Assoc., Series 2010-69, Class MC, 2.50%, 4/20/40	62,115
6,737	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	6,772
123	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	138
1,387	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	1,392
816	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	878
93	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	100
221	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	239
2,126	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	2,292
5,319	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	5,773

See notes to financial statements.

CAVANAL HILL FUNDS

Moderate Duration Fund

Schedule of Portfolio Investments, Continued

February 28, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$5,289	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	$5,359
		10,739,344
Total Mortgage Backed Securities		12,638,455

Corporate Bonds (17.0%)
Banks (3.2%)
760,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100 *	758,070
440,000	Wells Fargo & Co., 3.00%, 10/23/26	414,899
		1,172,969
Capital Markets (1.1%)
440,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100 *.	423,842
Diversified Telecommunication (1.2%)
460,000	AT&T, Inc., 3.40%, 5/15/25, Callable 2/15/25 @ 100 *	441,727
Diversified Telecommunication Services (0.1%)
39,000	Qwest Corp., Series MBIA, 6.88%, 9/15/33, Callable 4/6/18 @ 101 *	38,828
Hotels, Restaurants & Leisure (1.1%)
420,000	Royal Caribbean Cruises, Ltd., 2.65%, 11/28/20	414,278
Industrial Conglomerates (1.0%)
375,000	General Electric Co., 3.10%, 1/9/23	368,542
Internet Software & Services (1.1%)
400,000	eBay, Inc., 2.25% (US0003M + 48 bps), 8/1/19	401,109
IT Services (1.1%)
400,000	International Business Machine Corp., 1.63%, 5/15/20	391,321
Oil, Gas & Consumable Fuels (1.1%)
400,000	BP Capital Markets PLC, 2.75%, 5/10/23	391,032
Real Estate Management & Development (0.9%)
321,633	JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23 (c)	328,065
Technology Hardware, Storage & Peripherals (1.1%)
450,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100 *	438,498
Thrifts & Mortgage Finance (4.0%)
931,329	Preferred Term Securities XX, Class B2, 2.04% (US0003M + 45 bps), 3/22/38, Callable 4/6/18 @ 100 *(c)	782,316
957,070	Preferred Term Securities XXVI, Series B-2, 2.15% (US0003M + 56 bps), 9/22/37, Callable 4/6/18 @ 100 *(c)	713,017
		1,495,333
Total Corporate Bonds		6,305,544

Taxable Municipal Bonds (6.7%)
Illinois (1.3%)
500,000	Rosemont Illinois State, GO, Series A, 2.76%, 12/1/19, Insured by: MAC	497,625

Shares or Principal Amount	Security Description	Value
Taxable Municipal Bonds, continued:
Kansas (1.2%)
$440,000	Kansas State Development Finance Authority Revenue, Series H, 4.29%, 4/15/29	$457,046
Missouri (0.5%)
165,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Continuously Callable @100	173,988
Rhode Island (1.1%)
400,000	Rhode Island Convention Center Authority Revenue, 3.15%, 5/15/25	389,544
Texas (1.3%)
445,000	Dallas Independent School District, Build America Bonds, GO, 6.45%, 2/15/35, Continuously Callable @100, Insured by: PSF-GTD	492,232
Wisconsin (1.3%)
465,000	Public Financial Authority Wisconsin Revenue, 4.45%, 10/1/25, Insured by: AGC	481,154
Total Taxable Municipal Bonds		2,491,589

U.S. Government Agency Securities (8.7%)
Fannie Mae
750,000	1.50%, 7/28/21, Callable 4/28/18 @ 100 *(b)(d)	742,568
Freddie Mac
750,000	1.25%, 6/9/21, Callable 6/9/18 @ 100 *(b)(d)	747,533
1,750,000	2.00%, 11/23/21, Callable 5/23/18 @ 100 *(b)(d)	1,721,359
		2,468,892
Total U.S. Government Agency Securities		3,211,460

U.S. Treasury Obligations (27.6%)
U.S. Treasury Inflation Indexed Notes
1,313,000	0.38%, 7/15/25	1,340,051
U.S. Treasury Notes
1,863,000	1.00%, 5/31/18	1,859,920
583,000	1.38%, 9/30/23	542,873
2,920,000	2.25%, 2/29/20	2,919,202
3,722,000	2.25%, 2/15/27	3,535,899
		8,857,894
Total U.S. Treasury Obligations		10,197,945

Investment in Affiliates (0.7%)
263,882	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 1.26%(e)	263,882
Total Investment in Affiliates		263,882
Total Investments (Cost $37,807,032)(f) - 100.0%		37,001,018
Other assets in excess of liabilities — 0.0%		15,584
Net Assets - 100.0%		$37,016,602

See notes to financial statements.

CAVANAL HILL FUNDS

Moderate Duration Fund

Schedule of Portfolio Investments, Concluded

February 28, 2018

(Unaudited)

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At February 28, 2018, illiquid securities were 0.9% of the Fund’s net assets.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at February 28, 2018.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 28, 2018.
(e)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2018.
(f)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

AGC	Assured Guaranty Corporation
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
MAC	Municipal Assurance Corporation
PSF-GTD	Public School Fund Guaranteed
T10Y	10 Year Treasury Constant Maturity Rate
T7Y	7 Year Treasury Constant Maturity Rate
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR
US0012M	12 Month US Dollar LIBOR

See notes to financial statements.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments

February 28, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value
Asset Backed Securities (3.0%)
$1,066,754	AccessLex Institute, Series 2007-1, Class C, 2.15% (US0003M + 40 bps), 10/25/35*(a)	$1,003,260
42	Bayview Financial Acquisition Trust, Series 2006-A, Class 10A1, 5.70%, 2/28/41*(b)	52
17,635	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34*(b)	18,169
31,653	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.50%, 1/25/34*(b)	31,947
225,129	Nations Equipment Finance Funding LLC, Series 16-1A, Class A, 3.61%, 2/20/21*(b)(c)	225,151
955	RAAC, Series 2004-SP1, Class AI4, 5.29%, 8/25/27*(b)	961
74,587	Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31(c)	73,621
879,997	Towd Point Mortgage Trust, Series 2017- 6, Class A1, 2.75%, 10/25/57*(b)(c) .	866,946
400,000	Towd Point Mortgage Trust, Series 18-1, Class A1, 3.21%, 1/25/58*(b)	399,742
425,000	Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.07%, 2/16/43*(c)	426,992
Total Asset Backed Securities		3,046,841

Mortgage Backed Securities† (30.4%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.1%)
94,345	Bear Stearns Alternative-A Trust, Series 2006-6, Class 32A1, 3.50%, 11/25/36*(b)	80,175
37,925	JPMorgan Alternative Loan Trust, Series 2006-S4, Class A6, 5.71%, 12/25/36*(b)	40,047
		120,222
Alt-A - Fixed Rate Mortgage Backed Securities (1.5%)
18,786	Bank of America Alternative Loan Trust, Series 2005-9, Class 1CB3, 5.50%, 10/25/35*	18,715
27,959	Bank of America Alternative Loan Trust, Series 2006-4, Class CB1, 6.50%, 5/25/46*	28,782
48,468	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35*	48,626
30,336	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37*	23,497
97,088	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35*	93,603
131,129	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36*	116,209
14,701	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34*	15,136
34,815	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36*	27,232
257,603	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37*	192,787

Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$257,268	Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36*	$187,533
25,509	Master Alternative Loans Trust, Series 2003-8, Class 3A1, 5.50%, 12/25/33*	26,362
5,891	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25*	5,957
43,970	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35*.	45,078
28,657	Master Alternative Loans Trust, Series 2004-10, Class 5A6, 5.75%, 9/25/34*	28,894
66,697	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34*.	69,980
82,839	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34*	85,357
26,954	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34*.	27,582
37,136	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35*.	39,012
6,051	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33*	6,224
15,783	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34*.	16,438
27,835	Residential Accredit Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36*	25,935
278,910	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35*	255,746
148,973	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36*	112,664
		1,497,349
Commercial Mortgage Backed Securities (0.0%)
38,179	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A1A, 6.07%, 12/10/49(b)	38,154
Prime Adjustable Rate Mortgage Backed Securities (0.5%)
11,925	JPMorgan Mortgage Trust, Series 2006- A4, Class 3A1, 3.59%, 6/25/36*(b)	10,647
420,046	JPMorgan Mortgage Trust, Series 2005- A6, Class 2A4, 3.75%, 8/25/35*(b)	422,663
33,600	MLCC Mortgage Investors, Inc., Series 2004-HB1, Class A3, 3.16%, 4/25/29*(b)	33,094
9,688	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4A1, 3.42%, 6/25/36*(b)	8,970
2,643	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 3.84%, 8/20/35*(b)	594
		475,968
Prime Fixed Mortgage Backed Securities (1.4%)
3,283	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32*	3,329
204,975	Chaseflex Trust, Series 2006-2, Class A5, 4.67%, 9/25/36*(b)	200,313
37,711	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	38,725
67,942	Countrywide Home Loans, Series 2005- J1, Class 1A8, 5.50%, 2/25/35*	68,091

See notes to financial statements.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$10,037	Countrywide Home Loans, Series 2004- 18, Class A1, 6.00%, 10/25/34*	$10,406
12,043	Countrywide Home Loans, Series 2004- 21, Class A10, 6.00%, 11/25/34*	12,451
122,174	Countrywide Home Loans, Series 2007- J3, Class A10, 6.00%, 7/25/37*	102,810
7,000	Countrywide Home Loans Mortgage Pass, Series 2004-8, Class 1A3, 5.50%, 7/25/34*	7,118
128,090	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35*	73,958
3,118	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21*	2,928
135	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	138
3,016	GMAC Mortgage Corp. Loan Trust, Series 2003-GH2, Class A4, 5.50%, 10/25/33*(b)	3,053
45,196	JPMorgan Mortgage Trust, Series 2006- A2, Class 3A2, 3.46%, 4/25/36*(b)	42,022
38,685	JPMorgan Mortgage Trust, Series 2004- S2, Class 4A5, 6.00%, 11/25/34*	38,180
10,632	JPMorgan Re-REMIC, Series 2009-7, Class 10A1, 6.25%, 1/27/37(b)(c)	10,753
1,894	Master Asset Securitization Trust, Series 2004-3, Class 5A1, 6.25%, 1/25/32*.	1,911
	Series 2004-3, Class 3A, 6.00%, 4/25/34*	48,796
10,247	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33*.	10,418
205,294	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32*	205,916
27,586	Structured Asset Securities Corp., Series 2004-20, Class 5A1, 6.25%, 11/25/34*	28,317
41,372	TBW Mortgage Backed Pass-Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36*	16,349
351,564	Washington Mutual Mortgage Pass- Through Certificates, Series 2005-3, Class 1CB5, 5.50%, 5/25/35*	343,119
12,716	Washington Mutual Mortgage Pass- Through Certificates, Series 2004-CB1, Class 4A, 6.00%, 6/25/34*	13,474
94,818	Washington Mutual Mortgage Pass- Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34*	103,055
5,276	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37*	5,497
		1,391,127
U.S. Government Agency Mortgage Backed Securities (26.9%)
350,661	Fannie Mae, Series 2010-102, Class PE, 2.00%, 9/25/40	338,157
354,038	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	346,978
495,637	Fannie Mae, Series 2012-111, Class EC, 2.00%, 12/25/41	465,105

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$1,071,851	Fannie Mae, Series 2012-30, Class BA, 2.00%, 6/25/41	$1,019,391
1,114,460	Fannie Mae, Series 2012-83, Class AH, 2.00%, 11/25/41	1,055,602
580,307	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	551,627
455,086	Fannie Mae, Series 2013-23, Class AB, 2.00%, 2/25/43	427,697
544,255	Fannie Mae, Series 2012-30, Class CB, 2.25%, 10/25/41	522,820
273,883	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	264,623
239,557	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(b)	233,085
326,757	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	317,037
524,757	Fannie Mae, Series 2012-111, Class QC, 2.50%, 5/25/42	505,188
115,008	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	113,562
253,557	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	244,265
1,468,104	Fannie Mae, Series 2015-71, Class PD, 2.50%, 3/25/43	1,429,826
1,632,037	Fannie Mae, Series 2016-11, Class GA, 2.50%, 3/25/46(b)	1,587,900
908,161	Fannie Mae, Series 2016-10, Class BA, 3.00%, 3/25/46(b)	895,212
232,149	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	228,958
60,686	Fannie Mae, Series 2011-124, Class 10A1, 3.00%, 9/25/29	61,123
1,048,097	Fannie Mae, Series 2014-33, Class PE, 3.00%, 4/25/43	1,030,828
270,675	Fannie Mae, Series 2014-72, Class KA, 3.00%, 10/25/44	271,545
854,392	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	846,685
22,355	Fannie Mae, 3.66% (H15T1Y + 231 bps), 12/1/27, Pool #422279	22,878
71,300	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	72,917
183	Fannie Mae, 4.50%, 5/1/19, Pool #761398	184
596	Fannie Mae, 5.00%, 8/1/33, Pool #730856	641
258	Fannie Mae, 5.00%, 7/1/35, Pool #832198	278
392	Fannie Mae, 5.50%, 2/1/33, Pool #683351	430
210	Fannie Mae, 5.50%, 9/1/34, Pool #725773	230
4,025	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	4,473
2,000	Fannie Mae, Series 2002-21, Class LL, 6.25%, 4/25/32	2,200
2,000	Fannie Mae, Series 1994-51, Class LL, 6.75%, 3/25/24	2,157
10,932	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	11,684
5,644	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	5,959

See notes to financial statements.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$56,877	Fannie Mae Whole Loan, Series 2003- W6, Class 6A, 3.85%, 8/25/42*(b)	$58,406
25,837	Fannie Mae Whole Loan, Series 2002- W11, Class AF5, 5.48%, 11/25/32*(b).	26,119
210,216	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	203,410
518,290	Freddie Mac, Series 3936, Class LA, 2.00%, 6/15/40	507,506
280,760	Freddie Mac, Series 3997, Class AE, 2.00%, 4/15/40	276,417
105,380	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	100,847
1,236,589	Freddie Mac, Series 4031, Class PA, 2.00%, 3/15/42	1,153,798
1,292,498	Freddie Mac, Series 4137, Class GA, 2.00%, 2/15/42	1,224,921
261,322	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	243,846
1,173,541	Freddie Mac, Series 3913, Class PC, 2.50%, 3/15/41	1,144,875
320,820	Freddie Mac, Series 4009, Class PK, 2.50%, 6/15/41*	313,163
1,215,754	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	1,173,960
858,236	Freddie Mac, Series 4173, Class KA, 2.50%, 7/15/42	833,302
743,516	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	724,802
771,054	Freddie Mac, Series 4395, Class PA, 2.50%, 4/15/37	754,630
1,303,582	Freddie Mac, Series 4564, Class 10A1, 2.50%, 3/15/46	1,264,604
15,205	Freddie Mac, 2.88% (H15T1Y + 213 bps), 4/1/24, Pool #409624	15,287
10,563	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	10,581
349,702	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	347,362
395,510	Freddie Mac, Series 4348, Class A, 3.00%, 6/15/39	391,095
679,081	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	670,758
288,185	Freddie Mac, Series 3721, Class PE, 3.50%, 9/15/40	292,467
100,455	Freddie Mac, Series 3780, Class MK, 3.50%, 10/15/40	101,331
141,879	Freddie Mac, Series 4051, Class YD, 3.50%, 3/15/41	141,987
2,577	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	2,693
240	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	266
2,929	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	3,183
1,554	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	1,750
18,442	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	20,087
596	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	611
66	Freddie Mac, Series 194, Class E, 7.00%, 9/15/21*	66

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$3,852	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22*	$4,124
185,971	Government National Mortgage Assoc., Series 2013-69, Class 10A1, 2.00%, 9/20/42	163,811
577,008	Government National Mortgage Assoc., Series 2009-94, Class KB, 3.00%, 9/16/39	574,327
282,339	Government National Mortgage Assoc., Series 2011-46, Class GJ, 3.25%, 1/16/41(b)	277,650
53,267	Government National Mortgage Assoc., Series 2009-93, Class HG, 4.00%, 9/16/39	54,616
4,300	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	4,497
11,900	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	12,932
5,580	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	5,927
107	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	108
1,716	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	1,738
1,154,355	WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/45*(b) (c)	1,139,204
		27,124,309
Total Mortgage Backed Securities		30,647,129

Corporate Bonds (14.6%)
Banks (5.2%)
1,320,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100 *	1,316,649
1,315,000	BB&T Corp., 2.15%, 2/1/21, Callable 1/1/21 @ 100, MTN *	1,287,585
850,000	Korea Development Bank, 2.75%, 3/19/23	822,070
700,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	710,503
1,300,000	Wells Fargo & Co., 3.00%, 10/23/26	1,225,837
		5,362,644
Capital Markets (1.4%)
1,300,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100 *.	1,252,261
200,000	Intercontinental Exchange, Inc., 3.10%, 9/15/27, Callable 6/15/27 @ 100 *	191,806
		1,444,067
Diversified Telecommunication (1.2%)
1,200,000	AT&T, Inc., 3.40%, 5/15/25, Callable 2/15/25 @ 100 *	1,152,332
Diversified Telecommunication Services (0.2%)
107,000	Qwest Corp., 6.88%, 9/15/33, Callable 4/6/18 @ 101 *	106,485
118,000	Qwest Corp., Series MBIA, 6.88%, 9/15/33, Callable 4/6/18 @ 101 *	117,478
		223,963
Health Care Providers & Services (1.2%)
1,240,000	Montefiore Medical Center, 2.15%, 10/20/26, Callable 4/20/26 @ 100 *	1,168,388

See notes to financial statements.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value
Corporate Bonds, continued:
Hotels, Restaurants & Leisure (1.4%)
$1,350,000	Royal Caribbean Cruises, 5.25%, 11/15/22	$1,450,756
Industrial Conglomerates (1.1%)
1,120,000	General Electric Co., 3.10%, 1/9/23	1,100,711
IT Services (0.6%)
600,000	International Business Machine Corp., 1.63%, 5/15/20	586,981
Oil, Gas & Consumable Fuels (0.6%)
600,000	BP Capital Markets PLC, 2.75%, 5/10/23	586,548
Real Estate Management & Development (0.5%)
482,450	JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23 (c)	492,097
Technology Hardware, Storage & Peripherals (1.2%)
1,300,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100 *	1,266,774
Total Corporate Bonds		14,835,261

Taxable Municipal Bonds (12.2%)
Georgia (2.5%)
2,500,000	State of Georgia, Build America Bonds, GO, Series H, 4.50%, 11/1/25	2,623,476
Hawaii (0.2%)
250,000	State of Hawaii Airports System Customer Facility Revenue, Series A, 3.58%, 7/1/30, Continuously Callable @100	243,980
Kansas (1.6%)
1,510,000	Kansas State Development Finance Authority Revenue, Series H, 4.29%, 4/15/29	1,568,497
Missouri (0.2%)
235,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Continuously Callable @100	247,800
New York (1.2%)
1,260,000	New York City Transitional Finance Authority Revenue, Series F-3, 3.21%, 5/1/29, Continuously Callable @100	1,199,558
Oklahoma (2.2%)
500,000	Grand River Dam Authority Revenue, Series B, 4.55%, 6/1/39, Continuously Callable @100	524,635
1,650,000	University of Oklahoma Health Sciences Center General Revenue, Series A, 3.87%, 7/1/32, Continuously Callable @100	1,683,957
		2,208,592

Shares or Principal Amount	Security Description	Value
Taxable Municipal Bonds, continued:
Pennsylvania (1.2%)
$1,110,000	City of Bethlehem Lehigh and Northampton Countries, GO, Series C, 5.15%, 11/1/34, Continuously Callable @100, AGM	$1,166,965
Texas (1.9%)
1,695,000	Dallas Independent School District, Build America Bonds, GO, 6.45%, 2/15/35, Continuously Callable @100, Insured by: PSF-GTD	1,874,907
Utah (1.2%)
1,175,000	Central Utah Water Conservancy District Taxable Water Conservancy Revenue, Build America Bonds, 5.70%, 10/1/40, Continuously Callable @100	1,247,921
Total Taxable Municipal Bonds		12,381,696

U.S. Government Agency Securities (9.5%)
Fannie Mae
1,650,000	1.50%, 7/28/21, Callable 4/28/18 @ 100 *(b)(d)	1,633,649
2,000,000	2.00%, 4/28/26, Callable 4/28/18 @ 100 *(b)	1,977,123
		3,610,772
Freddie Mac
1,000,000	1.25%, 6/9/21, Callable 6/9/18 @ 100 *(b)(d)	996,711
1,650,000	1.50%, 5/25/21, Callable 5/25/18 @ 100 *(b)(d)	1,634,690
1,750,000	Series 0005, 1.50%, 9/30/21, Callable 3/30/18 @ 100 *(b)	1,734,948
1,670,000	1.75%, 8/25/21, Callable 5/25/18 @ 100 *(b)	1,641,201
		6,007,550
Total U.S. Government Agency Securities		9,618,322

U.S. Treasury Obligations (30.1%)
U.S. Treasury Bonds
13,254,000	2.25%, 8/15/46	11,053,629
U.S. Treasury Inflation Indexed Notes
3,965,000	0.38%, 7/15/25	4,046,689
U.S. Treasury Notes
5,130,000	1.00%, 5/31/18	5,121,517
5,069,000	2.25%, 2/29/20	5,067,614
5,369,000	2.25%, 2/15/27	5,100,550
		15,289,681
Total U.S. Treasury Obligations		30,389,999

Investment in Affiliates (1.6%)
1,652,745	Cavanal Hill Government Securities
	Money Market Fund, Institutional
	Shares, 1.26%(e)	1,652,745
Total Investment in Affiliates		1,652,745

Total Investments (Cost $106,172,234)(f) - 101.4%		102,571,993
Liabilities in excess of other assets — (1.4)%		(1,400,579)
Net Assets - 100.0%		$101,171,414

See notes to financial statements.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Concluded

February 28, 2018

(Unaudited)

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At February 28, 2018, illiquid securities were 1.0% of the Fund’s net assets.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at February 28, 2018.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 28, 2018.
(e)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2018.
(f)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

AGM	Assured Guaranty Municipal Corporation
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PSF-GTD	Public School Fund Guaranteed
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits
US0003M	3 Month US Dollar LIBOR

See notes to financial statements.

CAVANAL HILL FUNDS

Strategic Enhanced Yield Fund

Schedule of Portfolio Investments

February 28, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value
Asset Backed Securities (18.9%)
$27,998	Bayview Financial Mortgage Pass, Series 2005-D, Class AF4, 5.50%, 12/28/35*(a)	$28,246
23,461	Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB6, Class A4, 3.72%, 6/25/35*(a)	23,382
33,721	Equity One Mortgage Pass, Series 2003- 4, Class AF5, 6.20%, 10/25/34*(a)	33,868
26,818	GMAC Mortgage Home Loan Trust, Series 2003-HE2, Class A4, 5.12%, 4/25/33(a)	26,888
37,794	Residential Asset Securities Corp., Series 2004-KS8, Class MI1, 5.34%, 9/25/34*(a)	38,887
24,721	Residential Funding Mortgage Securities II, Series 2001-HI3, Class AI7, 7.56%, 7/25/26*(a)	24,609
Total Asset Backed Securities		175,880

Mortgage Backed Securities† (41.2%)
Alt-A - Fixed Rate Mortgage Backed Securities (13.7%)
23,338	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC3, Class A1, 5.75%, 6/25/34*(a)	23,573
19,996	Countrywide Alternative Loan Trust, Series 2003-22CB, Class 1A1, 5.75%, 12/25/33*	20,508
33,233	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 4A3, 6.00%, 8/25/34*	34,232
33,671	Countrywide Alternative Loan Trust, Series 2004-J2, Class 2A1, 6.50%, 3/25/34*	34,826
14,000	Residential Asset Securitization Trust, Series 2003-A7, Class A8, 5.00%, 7/25/33*	14,355
		127,494
Prime Fixed Mortgage Backed Securities (27.5%)
24,234	Banc of America Funding Trust, Series 2004-3, Class 1A9, 5.50%, 10/25/34*.	24,892
18,217	Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A19, 5.75%, 6/25/36*	17,897
21,529	Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A3, 6.25%, 6/25/36*	21,697

Shares or Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$19,413	Citigroup Mortgage Loan Trust, Inc., Series 2004-RR2, Class A2, 3.29%, 5/25/34(a)(b)	$19,778
24,000	Countrywide Home Loans, Series 2004- 4, Class A4, 5.25%, 5/25/34*	24,312
25,443	Countrywide Home Loans, Series 2004- 4, Class A9, 5.50%, 5/25/34*	26,108
20,000	Countrywide Home Loans Mortgage Pass, Series 2004-9, Class A5, 5.25%, 6/25/34*	20,250
16,000	Countrywide Home Loans Mortgage Pass, Series 2004-8, Class 1A3, 5.50%, 7/25/34*	16,270
17,000	Countrywide Home Loans Mortgage Pass, Series 2004-8, Class 1A7, 5.75%, 7/25/34*	17,415
23,348	GMAC Mortgage Loan Trust, Series 2004-J2, Class A8, 5.75%, 6/25/34* .	23,929
26,946	Structured Asset Securities Corp., Series 2004-4XS, Class A3A, 5.29%, 2/25/34*(a)	27,314
15,000	WaMu Mortgage Pass, Series 2004-RS1, Class A3, 5.50%, 11/25/33*	15,202
		255,064
Total Mortgage Backed Securities		382,558

Corporate Bonds (2.3%)
Specialty Retail (2.3%)
25,000	Bed Bath & Beyond, Inc., 5.17%, 8/1/44, Callable 2/1/44 @ 100 *	21,050
Total Corporate Bonds		21,050

U.S. Treasury Obligations (36.0%)
U.S. Treasury Bonds
170,000	2.25%, 8/15/46	141,777
U.S. Treasury Notes
70,000	1.00%, 5/31/18	69,884
40,000	1.38%, 9/30/23	37,247
90,000	2.25%, 2/15/27	85,500
		192,631
Total U.S. Treasury Obligations		334,408

Investment in Affiliates (0.4%)
3,882	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 1.26%(c)	3,882
Total Investment in Affiliates		3,882
Total Investments (Cost $925,814)(d) - 98.8%		917,778
Other assets in excess of liabilities — 1.2%		11,404
Net Assets - 100.0%		$929,182

See notes to financial statements.

CAVANAL HILL FUNDS

Strategic Enhanced Yield Fund

Schedule of Portfolio Investments, Concluded

February 28, 2018

(Unaudited)

(a)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at February 28, 2018.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2018.
(d)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

See notes to financial statements.

CAVANAL HILL FUNDS

Ultra Short Tax-Free Income Fund

Schedule of Portfolio Investments

February 28, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds (105.8%)
Alabama (1.7%)
$100,000	State of Alabama, GO, Series B, 5.00%, 8/1/18	$101,508
Alaska (2.6%)
150,000	Valdez Alaska Marine Terminal Revenue, Series C, 1.14%, 12/1/29, Continuously Callable @100(a)	150,000
Arizona (3.3%)
50,000	City of Phoenix Civic Improvement Corp. Revenue, 4.00%, 7/1/18	50,441
145,000	Queen Creek Unified School District No 95 of Maricopa Country, GO, 3.00%, 7/1/18	145,663
		196,104
Arkansas (0.8%)
50,000	White Hall School District No 27, GO, 2.00%, 6/1/18	50,053
California (0.8%)
45,000	State of California, GO, 5.00%, 4/1/38, Pre-refunded 4/1/18 @100	45,144
Colorado (3.4%)
200,000	City of Colorado Springs, Colorado Variable Rate Demand Utilities System Improvement Revenue, Series C, 1.08%, 11/1/40, Continuously Callable @100(a)	200,000
Connecticut (0.4%)
25,000	City of Stamford CT, GO, Series A, 4.00%, 6/1/21, Pre-refunded 6/1/18 @100	25,169
Florida (7.5%)
150,000	Palm Beach County Revenue, 1.12%, 7/1/32, Callable 4/2/18 @ 100*(a)	150,000
50,000	School Board of Miami-Dade County, Certificate Participation, Series A, 5.00%, 8/1/18	50,754
40,000	South Broward Hospital District Revenue, 5.00%, 5/1/36, Pre-refunded 5/1/18 @100	40,247
100,000	St Lucie County School Board Revenue, 5.00%, 10/1/18	102,085
100,000	State of Florida Board of Education, GO, Series B, 5.00%, 6/1/20, Continuously Callable @101	101,905
		444,991
Hawaii (3.4%)
200,000	City and Country of Honolulu Wastewater System Revenue, 5.00%, 7/1/18	202,447
Illinois (16.6%)
200,000	Channahon Illinois, Morris Hospital Revenue, 1.10%, 12/1/34, Continuously Callable @100(a)	200,000
200,000	City of East Moline Rock Island Country, Illinois, GO, Series B, 2.40%, 1/15/19	201,011
50,000	DuPage Country Illinois Community Unit School District no 200 Wheaton- Warrenville, GO, Series A, 4.00%, 10/1/18	50,682
200,000	Joliet Park District, Illinois, GO, Series B, 4.00%, 2/1/19	203,417

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Illinois, continued:
$100,000	McHenry & Lake Counties Community Consolidated School District No 26, GO, Series A, 6.00%, 2/1/19	$103,797
100,000	Village of Romeoville, Will Country Illinois Revenue, 1.10%, 10/1/36, Continuously Callable @100(a)	100,000
125,000	Village of Villa Park Dupage Country Illinois S, GO, Series B, 3.00%, 12/15/18	126,222
		985,129
Iowa (0.8%)
50,000	Worth Country, Iowa, GO, Series A, 2.50%, 6/1/18	50,123
Kansas (0.8%)
50,000	Sherman Country, Kansas, GO, 2.00%, 7/1/18	50,090
Kentucky (1.7%)
100,000	City of Bowling Green, Kentucky Electric Plant Board Revenue, 1.70%, 4/1/18 .	100,025
Lousiana (0.8%)
50,000	Louisiana Public Facilities Authority Revenue, Series B-3, 1.07%, 7/1/47, Continuously Callable @100(a)	50,000

50,000	City of Roosevelt Park Country of Muskegon, GO, 2.00%, 5/1/18	50,042
25,000	City of Royal Oak Building Authority Country of Oakland Revenue, 3.00%, 9/1/18	25,200
100,000	Midland Mich Judgement, GO, 4.13%, 5/1/18	100,451
		175,693
Minnesota (1.7%)
100,000	Westbrook, Minnesota, GO, Series A, 4.60%, 2/1/29, Continuously Callable @100	102,719
Mississippi (4.2%)
250,000	Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue, Series C, 1.12%, 12/1/30, Callable 4/2/18 @ 100*(a)	250,000
Missouri (1.7%)
100,000	Health and Educational Facilities Authority of the State of Missouri Revenue, 1.14%, 2/1/31, Continuously Callable @100(a)	100,000
Nevada (2.4%)
40,000	Country of Clark Nevada, GO, 5.00%, 6/1/22, Pre-refunded 6/1/18 @100	40,368

100,000	County of Clark Nevada Industrial Development Revenue, Series A, 1.15%, 12/1/39, Continuously Callable @100(a)	100,000
		140,368
New York (2.8%)
110,000	City of Auburn, Cayuga Country, New York Public Improvement Bonds, GO, Series A, 3.00%, 6/1/18	110,406
50,000	New York State Dormitory Authority Revenue, Series A, 5.00%, 7/1/18	50,607
		161,013

See notes to financial statements.

CAVANAL HILL FUNDS

Ultra Short Tax-Free Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
North Carolina (2.5%)
$30,000	City of Fayetteville NC Public Works Commission Revenue, 4.00%, 3/1/20, Pre-refunded 3/1/18 @100	$30,000
100,000	North Carolina State Medical Care Commission Health Care Facilities Revenue, Series B, 1.11%, 10/1/38, Continuously Callable @100(a)	100,000
20,000	University of North Carolina at Greensboro Revenue, 4.00%, 4/1/18.	20,042
		150,042
Ohio (1.9%)
110,000	City of Huron, Ohio, GO, 2.00%, 12/1/18	110,489
Oklahoma (1.7%)
100,000	Independent School District No 89, Oklahoma Country, Okahoma, GO, 2.00%, 7/1/18	100,206
Oregon (5.1%)
50,000	City of Portland, Oregon Second Lien Sewer System Revenue, Series A, 5.00%, 8/1/18	50,754
250,000	Salem Hospital Facility Authority Revenue, Series B, 1.08%, 8/15/34, Continuously Callable @100(a)	250,000
		300,754
Pennsylvania (3.4%)
50,000	City of Philadelphia, Pennsylvania, GO, Series A, 5.00%, 7/15/18	50,651
100,000	Delaware Valley Regional Financial Authority Revenue, 5.50%, 8/1/18	101,663
50,000	West York Area School District York Country, Pennsylvania, GO, 4.00%, 4/1/18	50,128
		202,442
Rhode Island (1.7%)
100,000	Town of Johnston, Rhode Island, GO, Series A, 3.00%, 6/1/18	100,357
South Carolina (3.3%)
100,000	South Carolina Transportation Infrastructure Bank Revenue, Series B, 5.00%, 10/1/18	102,032
50,000	The School District of Greenville Country South Carolina, GO, Series C, 5.00%, 6/1/18	50,455
50,000	University of South Carolina Revenue, 4.00%, 5/1/18	50,220
		202,707
Tennessee (7.9%)
20,000	City of Brentwood, Tennessee, GO, 3.00%, 3/1/18	20,001
250,000	Clarksville Tennessee Public Building Authority Revenue, 1.24%, 1/1/33, Callable 4/1/18 @ 100*(a)	250,000

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Tennessee, continued:
$200,000	Montgomery Country Public Building Authority Revenue, 1.24%, 2/1/36, Callable 4/1/18 @ 100*(a)	$200,000
		470,001
Texas (10.8%)
100,000	Austin Community College District Public Facility Corporation Lease Revenue, 5.00%, 8/1/18	101,517
	City of Port Arthur, Texas, GO, 3.00%, 2/15/19	25,332
50,000	Del Valle Independent School District Unlimited Tax Refunding Bonds, GO, 5.00%, 6/15/18	50,533
50,000	Gulf Coast Waste Disposal Authority Revenue, 1.14%, 6/1/20, Continuously Callable @100(a)	50,000
245,000	La Villa Independent School District, GO, 2.00%, 8/15/18	245,305
25,000	San Antonio Water System Revenue, Series B, 5.00%, 5/15/18	25,190
90,000	State of Texas, GO, 4.75%, 4/1/37, Pre- refunded 4/1/18 @100	90,261
50,000	Trinity River Authority Central Regional Wastewater System Revenue, 5.00%, 8/1/18	50,759
		638,897
Utah (0.8%)
50,000	Emery County Utah Pollution Control Revenue, 1.13%, 11/1/24, Continuously Callable @100(a)	50,000
Washington (1.3%)
25,000	State of Washington Motor Vehicle Fuel, GO, Series B, 5.00%, 7/1/30, Pre- refunded 7/1/18 @100	25,306
50,000	State of Washington Various Purpose, GO, Series A, 5.00%, 8/1/18	50,754
		76,060
Wisconsin (5.1%)
50,000	City of Algoma, Kewaunee Country, Wisconsin, GO, Series A, 4.00%, 4/1/19	51,150
250,000	Wisconsin Health & Educational Facilities Authority Revenue, 1.12%, 3/1/36, Callable 4/2/18 @ 100*(a)	250,000
		301,150
Total Municipal Bonds		6,283,681

Investment in Affiliates (0.3%)
16,279	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 1.26%(b)	16,279
Total Investment in Affiliates		16,279
Total Investments (Cost $6,299,070)(c) - 106.1%		6,299,960
Liabilities in excess of other assets — (6.1)%		(359,883)
Net Assets - 100.0%		$5,940,077

See notes to financial statements.

CAVANAL HILL FUNDS

Ultra Short Tax-Free Income Fund

Schedule of Portfolio Investments, Concluded

February 28, 2018

(Unaudited)

(a)	Interest rate is determined by the Remarketing Agent. The rate presented is the rate in effect at February 28, 2018.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2018.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

GO	General Obligation

See notes to financial statements.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments

February 28, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks (47.6%)
Aerospace & Defense (1.9%)
1,682	BWX Technologies, Inc.	$105,899
670	General Dynamics Corp.	149,041
687	L3 Technologies, Inc.	142,587
243	Lockheed Martin Corp	85,643
320	Northrop Grumman Corp	112,013
768	Raytheon Co.	167,047
101	Rockwell Collins, Inc	13,910
1,059	Spirit AeroSystems Holdings, Inc., Class A	96,676
257	The Boeing Co	93,088
370	United Technologies Corp.	49,854
		1,015,758
Air Freight & Logistics (0.1%)
239	Expeditors International of Washington,
	Inc	15,525
133	FedEx Corp	32,773
		48,298
Airlines (0.4%)
1,297	Alaska Air Group, Inc.	83,657
1,328	Delta Air Lines, Inc	71,579
840	JetBlue Airways Corp.(a)	17,682
314	Southwest Airlines Co	18,162
222	United Continental Holdings, Inc.(a)	15,049
		206,129
Auto Components (0.6%)
994	Gentex Corp.	22,574
770	Lear Corp.	143,659
2,232	The Goodyear Tire & Rubber Co.	64,594
624	Visteon Corp.(a)	77,276
		308,103
Automobiles (0.1%)
493	Thor Industries, Inc	63,597
Banks (2.2%)
3,559	Bank of America Corp.	114,244
1,460	BB&T Corp	79,351
1,186	BNP Paribas SA ADR	46,954
370	Citigroup, Inc.	27,931
680	Comerica, Inc	66,110
153	Commerce Bancshares, Inc.	8,839
478	Cullen/Frost Bankers, Inc.	49,707
736	East West Bancorp, Inc	48,245
731	First Horizon National Corp	13,926
921	HSBC Holdings PLC ADR	45,709
2,397	JPMorgan Chase & Co	276,853
176	PacWest Bancorp	9,177
2,150	People’s United Financial, Inc	41,151
766	The PNC Financial Services Group, Inc.	120,768
2,291	U.S. Bancorp	124,538
2,965	Umpqua Holdings Corp	63,184
829	Wells Fargo & Co.	48,422
		1,185,109
Beverages (0.6%)
102	Constellation Brands, Inc., Class A	21,979
118	Dr Pepper Snapple Group, Inc.	13,718
256	Monster Beverage Corp.(a)	16,223
1,240	PepsiCo, Inc	136,065
3,520	The Coca-Cola Co	152,134
		340,119
Biotechnology (1.0%)
850	Amgen, Inc	156,204

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Biotechnology, continued:
261	Biogen, Inc.(a)	$75,426
571	Celgene Corp.(a)	49,746
1,381	Exelixis, Inc.(a)	35,630
1,503	Gilead Sciences, Inc	118,331
34	Regeneron Pharmaceuticals, Inc.(a)	10,895
558	Sarepta Therapeutics, Inc.(a)	35,026
750	United Therapeutics Corp.(a)	86,888
		568,146
Building Products (0.4%)
927	Allegion PLC	77,970
405	Lennox International, Inc.	82,875
		160,845
Capital Markets (2.2%)
670	Ameriprise Financial, Inc	104,814
88	BlackRock, Inc.	48,350
172	CBOE Holdings, Inc	19,266
695	CME Group, Inc	115,480
1,899	E*Trade Financial Corp.(a)	99,185
591	Eaton Vance Corp	31,282
133	FactSet Research Systems, Inc	27,023
431	Federated Investors, Inc., Class B	14,042
370	Intercontinental Exchange, Inc	27,040
1,212	Invesco, Ltd.	39,438
2,018	Lazard, Ltd., Class A	108,912
528	LPL Financial Holdings, Inc	33,935
208	Moody’s Corp	34,711
1,482	Morgan Stanley	83,022
480	MSCI, Inc., Class A	67,930
1,074	Nasdaq, Inc	86,726
94	Northern Trust Corp.	9,952
399	Raymond James Financial, Inc	36,991
99	S&P Global, Inc	18,988
755	SEI Investments Co	54,987
146	T. Rowe Price Group, Inc.	16,337
309	The Goldman Sachs Group, Inc.	81,245
		1,159,656
Chemicals (1.0%)
133	Air Products & Chemicals, Inc.	21,385
834	Axalta Coating Systems, Ltd.(a)	25,687
1,114	CF Industries Holdings, Inc	45,941
91	Chemours Co.	4,323
1,186	DowDuPont, Inc	83,376
417	Ecolab, Inc.	54,398
116	International Flavors & Fragrances, Inc.	16,385
540	LyondellBasell Industries NV, Class A	58,439
180	Praxair, Inc	26,955
1,104	The Scotts Miracle-Gro Co	99,183
53	The Sherwin-Williams Co	21,284
579	Westlake Chemical Corp.	62,683
		520,039
Commercial Services & Supplies (0.5%)
430	Cintas Corp.	73,384
400	Copart, Inc.(a)	18,724
4,220	Covanta Holding Corp.	63,089
145	Republic SVCS, Inc	9,741
1,262	Waste Management, Inc	108,936
		273,874
Communications Equipment (1.4%)
553	Arista Networks, Inc.(a)	149,166
8,396	Cisco Systems, Inc.	375,974
2,237	Commscope Holding Co., Inc.(a)	86,594
687	Harris Corp.	107,275

See notes to financial statements.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

February 28, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Communications Equipment, continued:
208	Motorola Solutions, Inc	$22,079
228	Palo Alto Networks, Inc.(a)	39,528
		780,616
Construction & Engineering (0.1%)
832	AECOM Technology Corp.(a)	29,544
662	Fluor Corp	37,668
		67,212
Consumer Finance (0.1%)
2,609	Navient Corp.	33,813
704	Santander Consumer USA Holdings, Inc.	11,510
		45,323
Containers & Packaging (0.6%)
400	AptarGroup, Inc.	35,768
266	Bemis Co., Inc	11,728
1,937	Berry Plastics Group, Inc.(a)	105,373
2,759	Owens-Illinois, Inc.(a)	59,484
1,088	Packaging Corp. of America	129,689
		342,042
Distributors (0.0%)
97	Genuine Parts Co.	8,908
Diversified Consumer Services (0.1%)
1,106	ServiceMaster Global Holdings, Inc.(a).	56,804
Diversified Financial Services (0.4%)
1,095	Berkshire Hathaway, Inc., Class B(a)	226,884
333	Leucadia National Corp.	7,989
		234,873
Diversified Telecommunication Services (0.5%)
2,546	AT&T, Inc.	92,420
4,171	Verizon Communications, Inc.	199,123
		291,543
Electric Utilities (0.8%)
525	Alliant Energy Corp.	20,291
305	American Electric Power Co., Inc	20,002
442	Duke Energy Corp.	33,300
1,685	Edison International	102,095
203	Eversource Energy	11,571
220	Exelon Corp	8,149
867	Hawaiian Electric Industries, Inc.	28,576
322	NextEra Energy, Inc	48,992
327	PG&E Corp	13,436
288	Pinnacle West Capital Corp.	22,164
2,683	PPL Corp	76,869
374	The Southern Co.	16,104
697	Xcel Energy, Inc.	30,166
		431,715
Electrical Equipment (0.3%)
141	AMETEK, Inc.	10,679
189	Eaton Corp. PLC	15,252
2,032	Emerson Electric Co	144,394
185	Regal-Beloit Corp	13,376
54	Rockwell Automation, Inc.	9,763
		193,464
Electronic Equipment, Instruments & Components (0.5%)
189	Amphenol Corp., Class A	17,273
355	Avnet, Inc	15,159
1,443	CDW Corp	105,237
3,249	Corning, Inc.	94,481
825	Keysight Technologies, Inc.(a)	38,783
		270,933
Energy Equipment & Services (0.2%)
448	Halliburton Co	20,796

Shares or
Principal
Amount	Security Description	Value
Common Stocks, continued:
Energy Equipment & Services, continued:
597	Oceaneering International, Inc.	$10,973
1,136	RPC, Inc	22,311
611	Schlumberger, Ltd.	40,106
		94,186
Equity Real Estate Investment Trusts (1.5%)
1,506	American Homes 4 Rent, Class A	28,900
266	American Tower Corp	37,062
899	Apartment Investment & Management Co., Class A	34,755
784	Apple Hospitality REIT, Inc	13,320
88	AvalonBay Communities, Inc.	13,730
1,325	Brixmor Property Group, Inc	20,591
1,138	Chesapeake Lodging Trust	29,429
684	Crown Castle International Corp.	75,281
625	DCT Industrial Trust, Inc.	34,594
77	Digital Reality Trust, Inc.	7,749
518	Douglas Emmett, Inc	18,519
2,437	Duke Realty Corp.	60,364
284	Equity Commonwealth(a)	8,355
338	Equity LifeStyle Properties, Inc.	28,598
1,003	Equity Residential	56,399
41	Essex Property Trust, Inc.	9,177
458	Host Hotels & Resorts, Inc.	8,500
762	Lamar Advertising Co	50,650
85	Mid-America Apartment Communities, Inc.	7,295
2,156	Prologis, Inc	130,825
140	Public Storage	27,222
173	Realty Income Corp.	8,508
197	Regency Centers Corp.	11,448
1,007	Retail Properties of America	12,044
202	Simon Property Group, Inc.	31,009
163	SL Green Realty Corp	15,798
231	Ventas, Inc.	11,162
118	Vornado Realty Trust	7,843
277	Weingarten Realty Investors	7,515
237	Welltower, Inc.	12,443
		819,085
Food & Staples Retailing (0.7%)
104	Costco Wholesale Corp	19,854
448	CVS Health Corp.	30,343
1,225	Sysco Corp.	73,071
1,190	US Foods Holding Corp.(a)	39,734
2,196	Wal-Mart Stores, Inc	197,662
		360,664
Food Products (1.3%)
436	Campbell Soup Co.	18,770
1,002	General Mills, Inc.	50,651
2,341	Hormel Foods Corp	75,989
244	Ingredion, Inc	31,876
890	Kellogg Co	58,918
800	Mondelez International, Inc., Class A	35,120
312	Pilgrim’s Pride Corp.(a)	7,862
3,016	Pinnacle Foods, Inc	162,743
90	The Hershey Co	8,843
73	The JM Smucker Co	9,220
679	The Kraft Heinz Co.	45,527
2,601	Tyson Foods, Inc., Class A	193,463
		698,982
Gas Utilities (0.1%)
208	Atmos Energy Corp	16,742
834	UGI Corp	35,937
		$52,679

See notes to financial statements.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

February 28, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Health Care Equipment & Supplies (1.4%)
1,344	Abbott Laboratories	81,084
2,139	Baxter International, Inc	145,003
68	Becton, Dickinson & Co.	15,097
865	Danaher Corp	84,580
131	Edwards Lifesciences Corp.(a)	17,511
518	Hill-Rom Holdings, Inc	43,336
4,223	Hologic, Inc.(a)	163,979
56	IDEXX Laboratories, Inc.(a)	10,485
69	Intuitive Surgical, Inc.(a)	29,425
871	Medtronic PLC	69,584
212	Stryker Corp	34,378
239	Teleflex, Inc	59,709
		754,171
Health Care Providers & Services (1.4%)
636	Anthem, Inc.	149,702
378	Centene Corp.(a)	38,337
153	Cigna Corp.	29,971
1,675	Express Scripts Holding Co.(a)	126,379
188	HCA Healthcare, Inc.	18,659
318	Henry Schein, Inc.(a)	21,048
46	Humana, Inc	12,504
544	LifePoint Health, Inc.(a)	25,078
219	Quest Diagnostics, Inc.	22,568
1,143	UnitedHealth Group, Inc	258,500
359	Well Care Health Plans, Inc.(a)	69,614
		772,360
Health Care Technology (0.1%)
185	Cerner Corp.(a)	11,870
391	Veeva Systems, Inc.(a)	27,252
		39,122
Hotels, Restaurants & Leisure (1.0%)
221	Aramark	9,218
533	Carnival Corp.	35,663
1,017	Darden Restaurants, Inc.	93,757
165	Hilton Worldwide Holdings, Inc	13,330
157	Hyatt Hotels Corp., Class A(a)	12,131
738	McDonald’s Corp	116,413
578	Norwegian Cruise Line Holdings, Ltd.(a)	32,888
640	Six Flags Entertainment Corp	41,018
1,933	Starbucks Corp.	110,374
442	Wyndham Worldwide Corp.	51,175
221	Yum! Brands, Inc.	17,985
		533,952
Household Durables (0.8%)
3,035	D.R. Horton, Inc	127,167
803	Garmin, Ltd	47,570
1,146	Leggett & Platt, Inc.	49,805
38	Mohawk Industries, Inc.(a)	9,115
61	NVR, Inc.(a)	173,433
1,060	Pulte Homes, Inc	29,754
407	Toll Brothers, Inc	17,839
494	Tupperware Brands Corp.	24,231
		478,914
Household Products (1.0%)
770	Church & Dwight Co., Inc.	37,876
1,717	Colgate-Palmolive Co	118,421
617	Energizer Holdings, Inc	33,614
227	Kimberly-Clark Corp	25,179
1,026	The Clorox Co.	132,436

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Household Products, continued:
2,556	The Procter & Gamble Co.	$200,698
		548,224
Independent Power & Renewable Electricity Producers (0.0%)
899	AES Corp	9,772
Industrial Conglomerates (0.5%)
650	3M Co.	153,081
137	Carlisle Cos., Inc.	14,099
437	General Electric Co	6,166
720	Honeywell International, Inc	108,799
44	Roper Technologies, Inc	12,104
		294,249
Insurance (1.4%)
244	Aflac, Inc	21,687
162	AON PLC	22,732
941	Assured Guaranty, Ltd	32,540
207	Athene Holdings, Ltd.(a)	9,773
201	Chubb, Ltd.	28,526
261	Cincinnati Financial Corp	19,468
68	Everest Re Group, Ltd.	16,336
359	First American Financial	20,833
1,655	FNF Group	66,084
227	Lincoln National Corp	17,291
174	Loews Corp	8,583
638	Marsh & McLennan Cos., Inc	52,967
259	Principal Financial Group, Inc.	16,143
361	Prudential Financial, Inc.	38,382
841	The Allstate Corp	77,591
176	The Hanover Insurance Group, Inc.	18,992
1,728	The Hartford Financial Services Group, Inc.	91,325
2,914	The Progressive Corp	167,787
123	W.R. Berkley Corp	8,411
		735,451
Internet & Direct Marketing Retail (0.9%)
182	Amazon.com, Inc.(a)	275,265
8	Booking Holdings, Inc.(a)	16,272
599	Expedia, Inc.	62,997
157	Liberty Ventures, Class A(a)	8,403
474	Netflix, Inc.(a)	138,114
		501,051
Internet Software & Services (2.5%)
309	Alphabet, Inc., Class A(a)	341,111
329	Alphabet, Inc., Class C(a)	363,456
2,799	Facebook, Inc., Class A(a)	499,118
958	VeriSign, Inc.(a)	111,147
777	Zillow Group, Inc., Class A(a)	36,939
		1,351,771
IT Services (1.9%)
390	Accenture PLC, Class A	62,794
358	Amdocs, Ltd	23,553
381	Automatic Data Processing, Inc	43,937
843	Broadridge Financial Solutions, Inc	84,620
366	Cognizant Technology Solutions Corp., Class A	30,019
184	Euronet Worldwide, Inc.(a)	15,616
362	Fidelity National Information Services, Inc.	35,179
1,332	First Data Corp., Class A(a)	20,806
1,172	Fiserv, Inc.(a)	168,053
358	Genpact, Ltd	11,230
56	International Business Machine Corp	8,726

See notes to financial statements.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

February 28, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
IT Services, continued:
105	Jack Henry & Associates, Inc	$12,317
160	Leidos Holdings, Inc.	10,130
591	MasterCard, Inc., Class A	103,874
722	Paychex, Inc	47,024
331	Paypal Holdings, Inc.(a)	26,285
1,328	The Western Union Co.	26,321
917	Total System Services, Inc	80,650
1,691	Visa, Inc., Class A	207,892
		1,019,026
Leisure Products (0.2%)
1,173	Hasbro, Inc.	112,104
Life Sciences Tools & Services (0.6%)
567	Agilent Technologies, Inc.	38,891
471	Charles River Laboratories International, Inc.(a)	50,213
45	Illumina, Inc.(a)	10,261
75	Mettler-Toledo International, Inc.(a)	46,217
410	Thermo Fisher Scientific, Inc.	85,518
462	Waters Corp.(a)	94,543
		325,643
Machinery (0.7%)
1,682	Allison Transmission Holdings, Inc	66,658
213	Crane Co.	19,662
196	Deere & Co	31,531
636	Fortive Corp.	48,845
415	Illinois Tool Works, Inc.	66,997
570	Pentair PLC	39,153
123	Snap-on, Inc.	19,584
94	Stanley Black & Decker, Inc.	14,964
350	The Timken Co.	15,330
420	The Toro Co	26,699
		349,423
Media (0.8%)
3,680	Comcast Corp., Class A	133,253
102	Omnicom Group, Inc	7,775
1,030	The Interpublic Group of Cos., Inc.	24,102
1,764	The Walt Disney Co	181,975
2,270	Twenty-First Century Fox, Inc., Class A.	83,581
876	Twenty-First Century Fox-B	31,904
		462,590
Metals & Mining (0.5%)
445	Compass Minerals International, Inc	26,834
851	Reliance Steel & Aluminum Co.	76,735
3,581	Steel Dynamics, Inc.	165,620
		269,189
Mortgage Real Estate Investment Trusts (0.1%)
1,571	AGNC Investment Corp.	28,183
1,129	Annaly Capital Management, Inc	11,324
579	Starwood Property Trust, Inc.	11,725
		51,232
Multiline Retail (0.2%)
178	Dollar General Corp	16,837
335	Dollar Tree, Inc.(a)	34,384
1,528	Nordstrom, Inc	78,402
		129,623
Multi-Utilities (0.4%)
1,268	CenterPoint Energy, Inc	34,299
178	CMS Energy Corp	7,556
193	Consolidated Edison, Inc	14,454
824	Dominion Resources, Inc	61,035
113	DTE Energy Co	11,388
379	Sempra Energy	41,303

Shares or
Principal
Amount	Security Description	Value
Common Stocks, continued:
Multi-Utilities, continued:
957	WEC Energy Group, Inc.	$57,343
		227,378
Oil, Gas & Consumable Fuels (2.0%)
212	Andeavor	18,999
424	Chevron Corp	47,454
601	Continental Resources, Inc.(a)	28,554
805	Enbridge, Inc	25,615
2,373	EnLink Midstream LLC	34,883
367	EOG Resources, Inc.	37,221
4,784	Exxon Mobil Corp	362,341
577	HollyFrontier Corp	24,713
2,456	Marathon Oil Corp	35,661
2,002	Marathon Petroleum Corp	128,248
503	Murphy Oil Corp	12,751
815	Occidental Petroleum Corp.	53,464
797	ONEOK, Inc.	44,895
2,267	PBF Energy, Inc	66,446
101	Phillips 66	9,127
163	Pioneer Natural Resources Co.	27,747
773	SM Energy Co.	14,177
2,331	The Williams Cos., Inc.	64,709
535	Valero Energy Corp.	48,375
1,419	WPX Energy, Inc.(a)	20,050
		1,105,430
Paper & Forest Products (0.1%)
627	Domtar Corp.	28,065
Personal Products (0.0%)
141	The Estee Lauder Cos., Inc., Class A	19,520
Pharmaceuticals (2.0%)
2,541	Bristol-Myers Squibb Co	168,214
1,077	Eli Lilly & Co.	82,951
3,425	Johnson & Johnson	444,839
3,118	Merck & Co., Inc.	169,058
4,096	Pfizer, Inc.	148,726
814	Zoetis, Inc.	65,820
		1,079,608
Professional Services (0.1%)
175	ManpowerGroup, Inc.	20,731
809	Robert Half International, Inc	46,170
97	Verisk Analytics, Inc., Class A(a)	9,912
		76,813
Real Estate Management & Development (0.1%)
537	CBRE Group, Inc., Class A(a)	25,105
1,795	Realogy Holdings Corp.	45,862
		70,967
Road & Rail (0.3%)
346	Old Dominion Freight Line, Inc.	48,066
113	Ryder System, Inc	8,178
928	Union Pacific Corp.	120,872
		177,116
Semiconductors & Semiconductor Equipment (1.7%)
432	Applied Materials, Inc.	24,879
4,073	Intel Corp.	200,758
1,348	Lam Research Corp	258,627
4,351	Micron Technology, Inc.(a)	212,372
175	Microsemi Corp.(a)	11,358
2,798	ON Semiconductor Corp.(a)	66,928
111	Skyworks Solutions, Inc.	12,127
974	Texas Instruments, Inc	105,533
805	Xilinx, Inc	57,356
		949,938

See notes to financial statements.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

February 28, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Software (1.9%)
1,148	Activision Blizzard, Inc.	$83,953
768	Adobe Systems, Inc.(a)	160,613
836	Cadence Design Systems, Inc.(a)	32,412
250	Cdk Global, Inc.	17,170
136	Dell Technologies, Inc., Class V(a)	10,103
759	Electronic Arts, Inc.(a)	93,888
358	Manhattan Associates, Inc.(a)	15,072
3,316	Microsoft Corp	310,942
2,166	Oracle Corp	109,751
265	Salesforce.com, Inc.(a)	30,806
1,420	Take-Two Interactive Software(a)	158,855
		1,023,565
Specialty Retail (1.0%)
808	Best Buy Co., Inc.	58,532
723	Lowe’s Cos., Inc.	64,774
500	Monro Muffler Brake, Inc.	25,450
237	Murphy USA, Inc.(a)	17,801
118	O’Reilly Automotive, Inc.(a)	28,814
639	Ross Stores, Inc.	49,900
1,244	The Home Depot, Inc.	226,743
419	The TJX Cos., Inc.	34,643
38	Ulta Salon, Cosmetics & Fragrance, Inc.(a)	7,727
525	Williams-Sonoma, Inc.	27,174
		541,558
Technology Hardware, Storage & Peripherals (1.1%)
2,556	Apple, Inc.	455,275
2,410	HP, Inc.	56,370
560	NetApp, Inc.	33,908
383	Western Digital Corp	33,336
		578,889
Textiles, Apparel & Luxury Goods (0.3%)
850	NIKE, Inc., Class B	56,976
1,044	Tapestry, Inc.	53,150
388	VF Corp	28,933
		139,059
Thrifts & Mortgage Finance (0.1%)
667	New York Community Bancorp, Inc.	9,085
2,611	Oritani Financial Corp	40,731
		49,816
Tobacco (0.6%)
2,874	Altria Group, Inc	180,918
1,256	Philip Morris International, Inc	130,059
		310,977
Trading Companies & Distributors (0.2%)
390	Fastenal Co.	21,341
887	H&E Equipment Services, Inc.	33,431
1,070	HD Supply Holdings, Inc.(a)	38,787
256	MSC Industrial Direct Co., Inc., Class A	22,395
86	Watsco, Inc	14,222
		130,176
Water Utilities (0.0%)
288	American Water Works Co., Inc.	22,856
Wireless Telecommunication Services (0.1%)
735	T-Mobile US, Inc.(a)	44,548
Total Common Stocks		25,912,848

Asset Backed Securities (2.2%)
$208,147	AccessLex Institute, Series 2007-1, Class C, 2.15% (US0003M + 40 bps), 10/25/35*(b)	195,758

Shares or Principal Amount	Security Description	Value
Asset Backed Securities, continued:
$137,275	Aegis Asset Backed Securities Trust, Series 2004-4, Class A1, 2.34% (US0001M + 72 bps), 10/25/34*	$137,656
11	Bayview Financial Acquisition Trust, Series 2006-A, Class 10A1, 5.70%, 2/28/41*(c)	13
12,166	Residential Funding Mortgage Securities, Series 2004-HI1, Class A5, 5.68%, 4/25/29*(c)	12,590
82,369	Residential Funding Mortgage Securities II, Inc., Series 2005-HI2, Class A5, 5.58%, 5/25/35*(c)	83,124
188,713	Saxon Asset Securities Trust, Series 2003-3, Class A5, 4.80%, 12/25/33*(c)	188,310
210,000	SLM Student Loan Trust, Series 12-7, Class B, 3.42% (US0001M + 180 bps), 9/25/43*	209,736
158,688	Towd Point Mortgage Trust, Series 2017- 6, Class A1, 2.75%, 10/25/57*(c)(d) .	156,334
100,000	Towd Point Mortgage Trust, Series 18-1, Class A1, 3.21%, 1/25/58*(c)	99,936
125,000	Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.07%, 2/16/43*(d)	125,586
Total Asset Backed Securities		1,209,043

Mortgage Backed Securities† (11.1%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.4%)
231,739	Bear Stearns Alternative-A Trust,
	Series 2007-2, Class 2A1, 3.21%, 4/25/37*(c)	212,529
6,376	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class 10A1, 5.32%, 10/25/33*(c)	6,375
		218,904
Alt-A - Fixed Rate Mortgage Backed Securities (1.7%)
66,130	Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.50%, 11/25/35*	65,643
88,539	Bank of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.00%, 11/25/34*	93,022
85,725	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37*	84,789
30,683	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A4, 5.50%, 11/25/35*	23,987
65,564	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36*	58,105
13,843	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 2A4, 6.00%, 1/25/37*	11,599
27,549	Countrywide Alternative Loan Trust, Series 2004-J2, Class 2A1, 6.50%, 3/25/34*	28,494
1,169	Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34*	1,164
97,365	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006- AB2, Class A3, 5.50%, 6/25/36*(c)	93,957

See notes to financial statements.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

February 28, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$8,286	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34*	$8,538
71,516	Master Alternative Loans Trust, Series 2004-8, Class 5A1, 6.00%, 9/25/34*.	72,235
88,020	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34*.	93,095
52,078	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.85%, 2/25/35*(c)	52,882
23,105	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35*(c)	18,479
162,261	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36*(c)	67,743
3,439	Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19*	3,443
13,917	Residential Accredit Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36*	12,967
74,376	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35*	68,199
42,564	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36*	32,190
53,515	Washington Mutual Mortgage Pass- Through Certificates, Series 2005-5, Class CB14, 5.50%, 7/25/35*	50,250
		940,781
Prime Adjustable Rate Mortgage Backed Securities (0.0%)
14,594	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A2, 3.62%, 9/25/34*(c)	12,664
11,305	Chase Mortgage Finance Corp., Series 2007-A2, Class 10A1, 3.14%, 7/25/37*(c)	10,328
410	JPMorgan Re-REMIC, Series 2009-7, Class 10A1, 6.00%, 2/27/37(c)	410
		23,402
Prime Fixed Mortgage Backed Securities (1.3%)
236,119	American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.41%, 9/25/35*(c)	193,850
33,651	Banc of America Funding Trust, Series 2006-4, Class A14, 6.00%, 7/25/36*.	32,082
22,932	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 3.26%, 5/25/35*(c)	23,141
127,391	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A2, 6.50%, 7/25/34*	143,537
49,947	Countrywide Home Loans, Series 2005- 22, Class 2A1, 3.45%, 11/25/35*(c)	44,707
3,201	Countrywide Home Loans, Series 2004- 24CB, Class 2A1, 5.00%, 11/25/19*	3,204
40,765	Countrywide Home Loans, Series 2005- J1, Class 1A8, 5.50%, 2/25/35*	40,854
17,739	Countrywide Home Loans, Series 2005- J8, Class 1A6, 5.50%, 7/25/35*	4,710

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$43,634	Countrywide Home Loans, Series 2007- J3, Class A10, 6.00%, 7/25/37*	$36,718
42,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 2A1, 5.50%, 2/25/35*	39,906
29,442	Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 3A1, 6.50%, 3/25/36*	18,086
622	GSR Mortgage Loan Trust, Series 2006- 10F, Class 5A1, 6.00%, 1/25/27*	702
22,321	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 1/25/36*	21,267
19,528	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A7, 7.00%, 11/25/31*	20,870
79,193	Structured Asset Securities Corp., Series 2005-3, Class 1A8, 5.75%, 3/25/35*.	77,135
436	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32*	436
12,706	Wells Fargo Mortgage Backed Securities Trust, Series 2006-11, Class A8, 6.00%, 9/25/36*	12,194
		713,399
U.S. Government Agency Mortgage Backed Securities (7.7%)
100,935	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	91,974
106,773	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	104,644
118,211	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	112,368
230,709	Fannie Mae, Series 2013-23, Class AB, 2.00%, 2/25/43	216,826
136,941	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	132,311
239,557	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(c)	233,086
28,752	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	28,390
206,328	Fannie Mae, Series 2015-71, Class PD, 2.50%, 3/25/43	200,948
191,496	Fannie Mae, Series 2017-43, Class PA, 2.50%, 6/25/47	184,045
163,204	Fannie Mae, Series 2016-11, Class GA, 2.50%, 3/25/46(c)	158,790
155,009	Fannie Mae, Series 2010-99, Class JU, 3.00%, 8/25/40	152,762
59,198	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	58,384
30,343	Fannie Mae, Series 2011-124, Class 10A1, 3.00%, 9/25/29	30,561
166,711	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	165,207
31,312	Fannie Mae, 4.00%, 4/1/25, Pool #AD3828	32,201
35,650	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	36,459
18,432	Fannie Mae, 4.50%, 4/1/35, Pool #814522	19,405
24,633	Fannie Mae, 5.50%, 10/1/35, Pool #838584	26,750

See notes to financial statements.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

February 28, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$2,448	Fannie Mae, 6.00%, 5/1/35, Pool #357778	$2,740
4,000	Fannie Mae, Series 1999-18, Class LL, 6.50%, 4/18/29	4,294
105,108	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	101,705
86,523	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	83,040
218,590	Freddie Mac, Series KJ17, Class A1, 2.40%, 10/25/24	212,838
95,478	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	92,196
153,500	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	149,637
132,181	Freddie Mac, Series 4395, Class PA, 2.50%, 4/15/37	129,365
203,196	Freddie Mac, Series 4564, Class 10A1, 2.50%, 3/15/46	197,120
11,245	Freddie Mac, 2.94% (H15T1Y + 172 bps), 6/1/28, Pool #605508	11,244
133,742	Freddie Mac, Series 3913, Class 10A1, 3.00%, 9/15/40	131,825
4,929	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	4,938
167,566	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	166,444
118,653	Freddie Mac, Series 4348, Class A, 3.00%, 6/15/39	117,328
89,059	Freddie Mac, Series 4357, Class NW, 3.00%, 10/15/35	87,490
203,190	Freddie Mac, Series 4486, Class PA, 3.00%, 3/15/44	200,960
70,914	Freddie Mac, Series 4051, Class YD, 3.50%, 3/15/41	70,968
1,336	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	1,341
37	Freddie Mac, 5.00%, 5/1/18, Pool #E96372	37
228	Freddie Mac, 5.00%, 9/1/18, Pool #E99582	231
1,524	Freddie Mac, 5.50%, 1/1/35, Pool #A30935	1,677
25,966	Freddie Mac, Series 1443, Class I, 7.50%, 12/15/22*	27,785
44,761	Government National Mortgage Assoc., Series 2013-104, Class DC, 2.00%, 4/20/40	44,285
78,680	Government National Mortgage Assoc., Series 2013-69, Class 10A1, 2.00%, 9/20/42	69,305
214,120	Government National Mortgage Assoc., Series 2016-141, Class PA, 2.25%, 8/20/46	207,241
1,534	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	1,683
41,807	Government National Mortgage Assoc., 6.31%, 3/20/33, Pool #612258	46,779
1,911	Government National Mortgage Assoc., 7.00%, 1/15/26, Pool #421420	1,934

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
8,581	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	9,176
		$4,160,717
Total Mortgage Backed Securities		6,057,203

Corporate Bonds (5.9%)
Banks (1.2%)
440,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100 *	438,882
250,000	Wells Fargo & Co., 3.00%, 10/23/26	235,738
		674,620
Capital Markets (0.4%)
250,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100 *.	240,819
Diversified Telecommunication (0.5%)
270,000	AT&T, Inc., 3.40%, 5/15/25, Callable 2/15/25 @ 100 *	259,275
Hotels, Restaurants & Leisure (0.6%)
285,000	Royal Caribbean Cruises, 5.25%, 11/15/22	306,271
Industrial Conglomerates (0.4%)
230,000	General Electric Co., 3.10%, 1/9/23	226,039
Internet Software & Services (0.6%)
300,000	eBay, Inc., 2.25% (US0003M + 48 bps), 8/1/19	300,832
IT Services (0.9%)
500,000	International Business Machine Corp., 1.63%, 5/15/20	489,151
Oil, Gas & Consumable Fuels (0.6%)
325,000	BP Capital Markets PLC, 2.75%, 5/10/23	317,714
Technology Hardware, Storage & Peripherals (0.4%)
225,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100 *	219,249
Thrifts & Mortgage Finance (0.3%)
186,266	Preferred Term Securities XX, Class B2, 2.04% (US0003M + 45 bps), 3/22/38, Callable 4/6/18 @ 100 *(d)	156,463
Total Corporate Bonds		3,190,433

Taxable Municipal Bonds (4.2%)
Illinois (0.8%)
150,000	Northern Illinois Municipal Power Agency Power Project Revenue, Build America Bonds, 6.29%, 1/1/21, Continuously Callable @100	153,566
300,000	Rosemont Illinois State, GO, Series A, 2.76%, 12/1/19, Insured by: MAC	298,575
		452,141
Kansas (0.5%)
250,000	Kansas State Development Finance Authority Revenue, Series H, 4.29%, 4/15/29	259,685
Michigan (0.8%)
240,000	County of Jackson Michigan, GO, 3.73%, 12/1/30, Continuously Callable @100	239,100
210,000	Houghton-Portage Township School District, GO, Series B, 2.70%, 5/1/25, Insured by: Q-SBLF	200,367
		439,467

See notes to financial statements.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

February 28, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value
Taxable Municipal Bonds, continued:
Missouri (0.2%)
$100,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Continuously Callable @100	$105,447
Ohio (0.6%)
330,000	County of Cuyahoga Ohio Revenue, 3.48%, 7/1/32, Continuously Callable @100	318,628
Rhode Island (0.4%)
225,000	Rhode Island Convention Center Authority Revenue, 3.15%, 5/15/25	219,119
Texas (0.6%)
300,000	Dallas Independent School District, Build America Bonds, GO, 6.45%, 2/15/35, Continuously Callable @100, Insured by: PSF-GTD	331,842
Wisconsin (0.3%)
140,000	Wisconsin State, Build America Bonds, GO, Series D, 5.10%, 5/1/41, Continuously Callable @100	148,533
Total Taxable Municipal Bonds		2,274,862

U.S. Government Agency Securities (2.7%)
Fannie Mae
250,000	1.50%, 7/28/21, Callable 4/28/18 @ 100 *(c)(e)	247,523
Freddie Mac
250,000	1.25%, 6/9/21, Callable 6/9/18 @ 100 *(c)(e)	249,177
250,000	1.50%, 5/25/21, Callable 5/25/18 @ 100 *(c)(e)	247,680
500,000	1.75%, 8/25/21, Callable 5/25/18 @ 100 *(c)	491,377
250,000	2.00%, 11/23/21, Callable 5/23/18 @ 100 *(c)(e)	245,909
4,939	Series 2302, 6.50%, 4/15/31	5,564
		1,239,707
Total U.S. Government Agency Securities		1,487,230

Shares or Principal Amount	Security Description	Value
U.S. Treasury Obligations (13.7%)
U.S. Treasury Bonds
$3,103,000	2.25%, 8/15/46	$2,587,853
U.S. Treasury Inflation Indexed Notes
854,000	0.38%, 7/15/25	871,595
U.S. Treasury Notes
1,507,000	1.00%, 5/31/18	1,504,508
383,000	1.38%, 9/30/23	356,639
1,109,000	2.25%, 2/29/20	1,108,697
1,062,000	2.25%, 2/15/27	1,008,900
		3,978,744
Total U.S. Treasury Obligations		7,438,192

Investment Companies (8.3%)
4,180	iShares 20+ Year Treasury Bond ETF	496,375
17,930	iShares MSCI EAFE Index Fund	1,259,941
57,769	iShares MSCI Emerging Markets Index Fund	2,774,067
Total Investment Companies		4,530,383

Investment in Affiliates (5.1%)
2,135,143	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 1.26%(f)	2,135,143
73,409	Cavanal Hill World Energy Fund, Institutional Class	637,008
Total Investment in Affiliates		2,772,151

Total Investments (Cost $44,788,864)(g) - 100.8%		54,872,345
Liabilities in excess of other assets — (0.8)%		(409,137)
Net Assets - 100.0%		$54,463,208

See notes to financial statements.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Concluded

February 28, 2018

(Unaudited)

(a)	Non-income producing security.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At February 28, 2018, illiquid securities were 0.4% of the Fund’s net assets.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at February 28, 2018.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(e)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 28, 2018.
(f)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2018.
(g)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
MAC	Municipal Assurance Corporation
PSF-GTD	Public School Fund Guaranteed
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR

See notes to financial statements.

CAVANAL HILL FUNDS

Mid Cap Core Equity Fund

Schedule of Portfolio Investments

February 28, 2018

(Unaudited)

Shares	Security Description	Value
Common Stocks (98.9%)
Aerospace & Defense (3.6%)
386	BWX Technologies, Inc.	$24,303
217	L3 Technologies, Inc.	45,038
386	Spirit AeroSystems Holdings, Inc., Class A	35,238
		104,579
Airlines (1.1%)
367	Alaska Air Group, Inc.	23,671
125	United Continental Holdings, Inc.(a)	8,474
		32,145
Auto Components (2.6%)
183	Lear Corp.	34,142
651	The Goodyear Tire & Rubber Co.	18,840
170	Visteon Corp.(a)	21,053
		74,035
Automobiles (0.6%)
137	Thor Industries, Inc	17,673
Banks (1.9%)
127	Comerica, Inc	12,347
219	Cullen/Frost Bankers, Inc.	22,773
314	East West Bancorp, Inc	20,583
		55,703
Biotechnology (1.3%)
423	Exelixis, Inc.(a)	10,913
229	United Therapeutics Corp.(a)	26,530
		37,443
Building Products (1.9%)
281	Allegion PLC	23,635
154	Lennox International, Inc.	31,513
		55,148
Capital Markets (7.0%)
1,072	E*Trade Financial Corp.(a)	55,990
333	Eaton Vance Corp	17,626
75	FactSet Research Systems, Inc	15,239
243	Federated Investors, Inc., Class B	7,917
421	Lazard, Ltd., Class A	22,721
298	LPL Financial Holdings, Inc.	19,152
166	MSCI, Inc., Class A	23,491
270	Nasdaq, Inc.	21,803
285	SEI Investments Co	20,757
		204,696
Chemicals (1.8%)
470	Axalta Coating Systems, Ltd.(a)	14,476
266	The Scotts Miracle-Gro Co	23,897
125	Westlake Chemical Corp.	13,533
		51,906
Commercial Services & Supplies (1.2%)
197	Cintas Corp.	33,620
Communications Equipment (4.3%)
169	Arista Networks, Inc.(a)	45,586
754	Commscope Holding Co., Inc.(a)	29,187
325	Harris Corp.	50,749
		125,522
Consumer Finance (0.4%)
793	Navient Corp.	10,277
Containers & Packaging (3.0%)
101	AptarGroup, Inc.	9,031
480	Berry Plastics Group, Inc.(a)	26,112
612	Owens-Illinois, Inc.(a)	13,195
321	Packaging Corp. of America	38,263
		86,601
Diversified Consumer Services (0.9%)
486	ServiceMaster Global Holdings, Inc.(a)	24,961

Shares	Security Description	Value
Common Stocks, continued:
Electric Utilities (2.2%)
617	Edison International	$37,384
896	PPL Corp	25,670
		63,054
Electrical Equipment (0.3%)
104	Regal-Beloit Corp	7,519
Electronic Equipment, Instruments & Components (1.0%)
400	CDW Corp	29,172
Energy Equipment & Services (0.4%)
641	RPC, Inc	12,589
Equity Real Estate Investment Trusts (5.6%)
850	American Homes 4 Rent, Class A	16,311
222	Apartment Investment & Management Co., Class A	8,583
442	Apple Hospitality REIT, Inc	7,510
213	DCT Industrial Trust, Inc.	11,790
293	Douglas Emmett, Inc	10,475
1,022	Duke Realty Corp.	25,314
191	Equity LifeStyle Properties, Inc.	16,161
182	Lamar Advertising Co	12,098
533	Prologis, Inc	32,341
111	Regency Centers Corp.	6,450
568	Retail Properties of America	6,793
92	SL Green Realty Corp	8,917
		162,743
Food & Staples Retailing (0.4%)
386	US Foods Holding Corp.(a)	12,889
Food Products (4.3%)
774	Hormel Foods Corp	25,124
138	Ingredion, Inc	18,028
115	Kellogg Co	7,613
533	Pinnacle Foods, Inc	28,761
615	Tyson Foods, Inc., Class A	45,744
		125,270
Gas Utilities (0.5%)
331	UGI Corp	14,263
Health Care Equipment & Supplies (3.2%)
153	Hill-Rom Holdings, Inc	12,800
1,344	Hologic, Inc.(a)	52,187
112	Teleflex, Inc	27,981
		92,968
Health Care Providers & Services (1.7%)
122	Henry Schein, Inc.(a)	8,075
138	LifePoint Health, Inc.(a)	6,362
75	Quest Diagnostics, Inc.	7,729
145	Well Care Health Plans, Inc.(a)	28,117
		50,283
Health Care Technology (0.5%)
220	Veeva Systems, Inc.(a)	15,334
Hotels, Restaurants & Leisure (0.6%)
94	Darden Restaurants, Inc.	8,666
93	Hilton Worldwide Holdings, Inc	7,513
		16,179
Household Durables (3.9%)
877	D.R. Horton, Inc	36,746
226	Leggett & Platt, Inc.	9,822
15	NVR, Inc.(a)	42,648
598	Pulte Homes, Inc	16,786
124	Tupperware Brands Corp.	6,082
		112,084
Household Products (0.8%)
347	Church & Dwight Co., Inc.	17,069
54	The Clorox Co.	6,970
		24,039

See notes to financial statements.

CAVANAL HILL FUNDS

Mid Cap Core Equity Fund

Schedule of Portfolio Investments, Concluded

February 28, 2018

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Independent Power & Renewable Electricity Producers (0.2%)
508	AES Corp	$5,522
Insurance (6.1%)
382	Assured Guaranty, Ltd	13,210
147	Cincinnati Financial Corp	10,965
458	FNF Group	18,288
146	Principal Financial Group, Inc.	9,100
99	The Hanover Insurance Group, Inc.	10,683
678	The Hartford Financial Services Group, Inc.	35,832
1,356	The Progressive Corp	78,079
		176,157
Internet & Direct Marketing Retail (0.6%)
152	Expedia, Inc.	15,986
Internet Software & Services (1.5%)
363	VeriSign, Inc.(a)	42,115
IT Services (5.1%)
202	Broadridge Financial Solutions, Inc	20,277
104	Euronet Worldwide, Inc.(a)	8,826
376	Fiserv, Inc.(a)	53,915
294	Paychex, Inc	19,148
517	Total System Services, Inc	45,470
		147,636
Leisure Products (1.6%)
482	Hasbro, Inc.	46,065
Life Sciences Tools & Services (2.1%)
177	Agilent Technologies, Inc.	12,140
87	Charles River Laboratories International, Inc.(a)	9,275
190	Waters Corp.(a)	38,882
		60,297
Machinery (2.5%)
949	Allison Transmission Holdings, Inc	37,609
120	Crane Co.	11,077
197	The Timken Co.	8,629
237	The Toro Co	15,066
		72,381
Metals & Mining (2.5%)
234	Reliance Steel & Aluminum Co.	21,100
1,135	Steel Dynamics, Inc.	52,494
		73,594
Mortgage Real Estate Investment Trusts (1.0%)
887	AGNC Investment Corp.	15,913
637	Annaly Capital Management, Inc	6,389
327	Starwood Property Trust, Inc.	6,622
		28,924
Multiline Retail (0.4%)
105	Dollar Tree, Inc.(a)	10,777
Multi-Utilities (1.0%)
268	CenterPoint Energy, Inc	7,249
122	Sempra Energy	13,296
136	WEC Energy Group, Inc.	8,149
		28,694

Shares	Security Description	Value
Common Stocks, continued:
Oil, Gas & Consumable Fuels (4.3%)
1,386	Marathon Oil Corp	$20,125
644	Marathon Petroleum Corp	41,254
284	Murphy Oil Corp	7,199
215	ONEOK, Inc.	12,111
906	PBF Energy, Inc	26,555
251	The Williams Cos., Inc.	6,968
801	WPX Energy, Inc.(a)	11,318
		125,530
Paper & Forest Products (0.4%)
231	Domtar Corp.	10,340
Professional Services (0.9%)
457	Robert Half International, Inc	26,081
Real Estate Management & Development (0.9%)
303	CBRE Group, Inc., Class A(a)	14,165
470	Realogy Holdings Corp.	12,009
		26,174
Road & Rail (0.9%)
195	Old Dominion Freight Line, Inc.	27,089
Semiconductors & Semiconductor Equipment (2.7%)
347	Lam Research Corp	66,575
478	ON Semiconductor Corp.(a)	11,434
		78,009
Software (3.3%)
472	Cadence Design Systems, Inc.(a)	18,299
202	Manhattan Associates, Inc.(a)	8,504
601	Take-Two Interactive Software(a)	67,235
		94,038
Specialty Retail (1.6%)
303	Best Buy Co., Inc	21,949
134	Murphy USA, Inc.(a)	10,065
297	Williams-Sonoma, Inc	15,373
		47,387
Technology Hardware, Storage & Peripherals (0.7%)
216	Western Digital Corp	18,801
Trading Companies & Distributors (1.3%)
445	HD Supply Holdings, Inc.(a)	16,132
144	MSC Industrial Direct Co., Inc., Class A	12,597
49	Watsco, Inc	8,103
		36,832
Water Utilities (0.3%)
99	American Water Works Co., Inc.	7,857
Total Common Stocks		2,858,981

Investment in Affiliates (2.0%)
59,218	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 1.26%(b)	59,218
Total Investment in Affiliates		59,218
Total Investments (Cost $2,720,056)(c) - 100.9%		2,918,199
Liabilities in excess of other assets — (0.9)%		(26,324)
Net Assets - 100.0%		$2,891,875

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2018.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.

CAVANAL HILL FUNDS

Opportunistic Fund

Schedule of Portfolio Investments

February 28, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks (80.2%)
Aerospace & Defense (1.6%)
2,110	Northrop Grumman Corp	$738,584
Airlines (1.6%)
13,735	Delta Air Lines, Inc	740,317
Banks (4.5%)
16,945	Bank of America Corp.	543,935
9,875	Comerica, Inc	960,047
37,443	Southern National Bancorp of Virginia, Inc	575,873
		2,079,855
Biotechnology (7.0%)
3,180	Avexis, Inc.(a)	393,461
11,810	Gilead Sciences, Inc	929,802
6,750	Incyte Corp.(a)	574,830
7,940	Intercept Pharmaceuticals, Inc.(a)	474,256
14,025	Sarepta Therapeutics, Inc.(a)	880,349
		3,252,698
Chemicals (7.1%)
20,710	Monsanto Co	2,554,992
31,060	Valvoline, Inc.	711,584
		3,266,576
Commercial Services & Supplies (6.6%)
76,640	Advanced Disposal Services, Inc., Class I(a)	1,715,203
88,705	Covanta Holding Corp.	1,326,140
		3,041,343
Communications Equipment (3.8%)
27,210	Cisco Systems, Inc.	1,218,464
25,000	Radware, Ltd.(a)	516,750
		1,735,214
Construction & Engineering (3.0%)
10,000	Fluor Corp	569,000
32,985	Primoris Services Corp.	821,327
		1,390,327
Construction Materials (1.3%)
5,200	Vulcan Materials Co.	612,196
Diversified Financial Services (3.5%)
4,177	Berkshire Hathaway, Inc., Class B(a)	865,474
8,532	ORIX Corp. ADR	758,495
		1,623,969
Electronic Equipment, Instruments & Components (2.3%)
21,265	FLIR Systems, Inc	1,044,112
Energy Equipment & Services (3.1%)
15,090	Schlumberger, Ltd	990,508
15,500	Technipfmc PLC	446,710
		1,437,218
Food Products (1.2%)
10,217	Pinnacle Foods, Inc	551,309
Health Care Equipment & Supplies (1.4%)
8,039	Nevro Corp.(a)	652,124
Hotels, Restaurants & Leisure (1.3%)
9,575	Six Flags Entertainment Corp	613,662
Household Durables (1.3%)
9,890	Installed Building Products, Inc.(a)	590,928
Insurance (2.0%)
4,375	American Financial Group	493,500
2,987	Travelers Companies, Inc	415,193
		908,693
Internet Software & Services (2.3%)
974	Alphabet, Inc., Class C(a)	1,076,007
Machinery (3.4%)
25,680	FANUC Corp. ADR	651,373

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Machinery, continued:
26,040	KOMATSU, Ltd. ADR	$941,606
		1,592,979
Media (1.7%)
8,655	Time Warner, Inc	804,569
Metals & Mining (2.3%)
21,220	Barrick Gold Corp. ADR	244,454
21,810	Goldcorp, Inc.	272,843
17,450	Pan American Silver Corp.	264,193
33,525	SSR Mining, Inc.(a)	278,258
		1,059,748
Multiline Retail (1.6%)
14,570	Nordstrom, Inc	747,587
Oil, Gas & Consumable Fuels (1.5%)
24,380	The Williams Cos., Inc.	676,789
Pharmaceuticals (2.1%)
21,275	Collegium Pharmaceutical, Inc.(a)	510,387
119,983	MediWound, Ltd.(a)	467,934
		978,321
Semiconductors & Semiconductor Equipment (5.4%)
8,415	Integrated Device Technology, Inc.(a)	255,311
18,022	NXP Semiconductors NV(a)	2,246,623
		2,501,934
Software (2.9%)
20,960	Oracle Corp	1,062,043
10,125	Rapid7, Inc.(a)	267,401
		1,329,444
Specialty Retail (2.2%)
7,400	Lowe’s Cos., Inc	662,966
7,035	Monro Muffler Brake, Inc	358,082
		1,021,048
Technology Hardware, Storage & Peripherals (1.2%)
23,465	HP, Inc	548,846
Trading Companies & Distributors (1.1%)
26,000	BMC Stock Holdings, Inc.(a)	487,500
Total Common Stocks		37,103,897

Corporate Bonds (16.6%)
Banks (6.5%)
$500,000	Bank of America Corp., 2.40% (US0003M + 66 bps), 7/21/21, Callable 7/21/20 @ 100, MTN *	503,727
2,000,000	SunTrust Bank/Atlanta GA, 2.59% (US0003M + 30 bps), 1/29/21, Callable 1/29/20 @ 100 *	1,989,728
500,000	US BanCorp, 2.38% (US0003M + 64 bps), 1/24/22, Callable 12/23/21 @ 100, MTN *	504,408
		2,997,863
Energy Equipment & Services (2.1%)
978,400	Unit Corp., 6.63%, 5/15/21, Callable 4/6/18 @ 102 *	971,062
Household Durables (3.4%)
1,519,000	Century Communities, Inc., 6.88%, 5/15/22, Callable 4/6/18 @ 105 *	1,574,231
Software (2.3%)
1,090,000	Microsoft Corp., 2.38%, 5/1/23, Callable 2/1/23 @ 100 *	1,056,119
Technology Hardware, Storage & Peripherals (2.3%)
1,090,000	Apple, Inc., 2.40%, 5/3/23	1,054,339
Total Corporate Bonds		7,653,614

CAVANAL HILL FUNDS

Opportunistic Fund

Schedule of Portfolio Investments, Concluded

February 28, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value
Investment Companies (2.2%)
31,660	iShares Currency Hedged MSCI Japan ETF	$1,022,301
Total
Investment Companies		1,022,301

Shares or Principal Amount	Security Description	Value
Investment in Affiliates (0.9%)
401,533	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 1.26%(b)	$401,533
Total Investment in Affiliates		401,533

Total Investments (Cost $41,746,762)(c) - 99.9%		46,181,345
Other assets in excess of liabilities — 0.1%		67,709
Net Assets - 100%		$46,249,054

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2018.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
US0003M	3 Month US Dollar LIBOR

CAVANAL HILL FUNDS

World Energy Fund

Schedule of Portfolio Investments

February 28, 2018

(Unaudited)

Principal
Amount	Security Description	Value
Common Stocks (94.4%)
Auto Components (1.7%)
7,000	Visteon Corp.(a)	$866,880
Automobiles (1.7%)
2,500	Tesla, Inc.(a)	857,650
Chemicals (2.7%)
5,900	Albemarle Corp.	592,537
10,000	FMC Corp	784,800
		1,377,337
Commercial Services & Supplies (1.0%)
35,000	Covanta Holding Corp.	523,250
Electric Utilities (0.9%)
779	ALLETE, Inc.	53,089
751	Duke Energy Corp.	56,580
3,854	Enersis Americas SA ADR	44,013
2,105	Korea Electric Power Corp. ADR	31,659
378	MGE Energy, Inc.	19,845
503	NextEra Energy, Inc	76,532
416	Otter Tail Corp	16,557
1,289	Pampa Energia SA ADR(a)	81,632
308	Pinnacle West Capital Corp.	23,704
1,074	The Southern Co.	46,246
		449,857
Electrical Equipment (2.1%)
30,582	TPI Composites, Inc.(a)	606,135
20,000	Vestas Wind Systems A/S ADR	481,100
		1,087,235
Energy Equipment & Services (17.3%)
138,000	Ensco PLC ADR, Class A	612,720
26,214	Halliburton Co	1,216,854
27,778	Schlumberger, Ltd.	1,823,348
54,000	Technipfmc PLC	1,556,280
69,673	Tenaris SA ADR	2,403,022
64,000	Unit Corp.(a)	1,226,240
		8,838,464
Gas Utilities (1.0%)
1,791	Atmos Energy Corp	144,157
263	Chesapeake Utilities Corp	17,529
1,137	National Fuel & Gas Co.	56,202
641	Northwest Natural Gas Co	33,428
931	ONE Gas, Inc	59,202
350	Southwest Gas Corp.	23,058
845	Spire, Inc.	57,291
1,164	UGI Corp	50,157
764	WGL Holdings, Inc	63,611
		504,635
Household Durables (0.6%)
20,000	Panasonic Corp.- Spon ADR(a)	312,600
Independent Power & Renewable Electricity Producers (1.0%)
11,574	AES Corp	125,809
2,382	Atlantica Yield PLC	46,759
5,547	NRG Energy, Inc	143,446
445	Ormat Technologies, Inc.	27,848
7,506	Vistra Energy Corp.(a)	142,239
		486,101
Machinery (1.2%)
9,000	Pentair PLC	618,210
Multi-Utilities (1.2%)
645	Consolidated Edison, Inc	48,304
1,278	Dominion Resources, Inc	94,662
636	DTE Energy Co	64,096
1,734	MDU Resources Group, Inc.	45,587
3,840	National Grid PLC ADR	198,106
351	NorthWestern Corp.	17,929
833	Sempra Energy	90,780

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Multi-Utilities, continued:
444	WEC Energy Group, Inc.	$26,604
		586,068
Oil, Gas & Consumable Fuels (61.8%)
31,000	Anadarko Petroleum Corp	1,768,240
2,434	Andeavor	218,135
4,801	Chevron Corp	537,328
11,200	Concho Resources, Inc.(a)	1,688,960
34,000	ConocoPhillips	1,846,540
36,000	Continental Resources, Inc.(a)	1,710,360
13,000	Diamondback Energy, Inc.(a)	1,620,320
49,357	Enbridge, Inc	1,570,540
160,000	Encana Corp	1,680,000
16,000	EOG Resources, Inc.	1,622,720
23,730	Exxon Mobil Corp	1,797,310
5,435	Kinder Morgan, Inc.	88,047
100,000	Marathon Oil Corp	1,452,000
4,375	Marathon Petroleum Corp	280,263
27,394	Occidental Petroleum Corp.	1,797,046
5,465	Pembina Pipeline Corp	175,590
18,963	Phillips 66	1,713,686
8,000	Pioneer Natural Resources Co.	1,361,840
40,000	RSP Permian, Inc.(a)	1,532,400
28,590	TOTAL SA ADR	1,620,767
39,004	TransCanada Corp	1,685,753
13,289	Ultrapar Participacoes SA ADR	309,102
12,383	Valero Energy Corp.	1,119,671
39,456	Woodside Petroleum Ltd. ADR	886,774
110,000	WPX Energy, Inc.(a)	1,554,300
		31,637,692
Water Utilities (0.4%)
1,872	American Water Works Co., Inc.	148,562
1,415	Aqua America, Inc	48,379
124	Artesian Resources Corp	4,103
899	Evoqua Water Technologies Corp.(a)	20,587
		221,631
Total Common Stocks		48,367,610

Corporate Bonds (4.3%)
Energy Equipment & Services (4.3%)
$510,000	Diamond Offshore Drilling, Inc., 4.88%, 11/1/43, Callable 5/1/43 @ 100 *	377,400
421,000	Ensco PLC, 8.00%, 1/31/24, Callable 10/31/23 @ 100 *	416,790
395,000	National Oilwell Varco, Inc., 2.60%, 12/1/22, Callable 9/1/22 @ 100 *	377,861
675,000	Transocean, Inc., 6.80%, 3/15/38	543,375
700,000	Weatherford International PLC, 5.95%, 4/15/42, Callable 10/17/41 @ 100 *	504,000
		2,219,426
Total Corporate Bonds		2,219,426

Investment in Affiliates (0.9%)
439,898	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 1.26%(b)	439,898
Total Investment in Affiliates		439,898

Total Investments (Cost $46,331,320)(c) - 99.6%		51,026,934
Other assets in excess of liabilities — 0.4%		197,303
Net Assets - 100%		$51,224,237

CAVANAL HILL FUNDS

World Energy Fund

Schedule of Portfolio Investments, Concluded

February 28, 2018

(Unaudited)

The Advisor has determined that 50.1% of the Fund›s net assets comprise securities of issuers which are either foreign domiciled or derive more than 50% of its assets, revenue or income outside of the United States.

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2018.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

ADR	American Depositary Receipt

CAVANAL HILL FUNDS

Notes to Financial Statements

February 28, 2018

(Unaudited)

1.	Organization:

The Cavanal Hill Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust meets the definition of an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies”. As of February 28, 2018, the Trust offered shares of U.S. Treasury Fund and Government Securities Money Market Fund (each referred to as a “Money Market Fund” and collectively, the “Money Market Funds”), Intermediate Tax-Free Bond Fund, Limited Duration Fund, Moderate Duration Fund, Bond Fund, Strategic Enhanced Yield Fund, Ultra Short Tax-Free Income Fund, Active Core Fund, Mid Cap Core Equity Fund, Opportunistic Fund, and World Energy Fund (each referred to as a “Fund” and collectively, “the Funds”). Each Fund is registered as a diversified portfolio of the Trust. The Intermediate Tax-Free Bond Fund, Limited Duration Fund, Moderate Duration Fund, Bond Fund, Strategic Enhanced Yield Fund, Ultra Short Tax-Free Income Fund, Active Core Fund, Mid Cap Core Equity Fund, Opportunistic Fund, and World Energy Fund are each authorized to issue an unlimited number of shares in three classes of shares: No-Load Investor Shares (the “Investor Shares”), Institutional Shares and A Shares. The Active Core Fund, Mid Cap Core Equity Fund, Opportunistic Fund, and World Energy Fund are also authorized to issue an unlimited number of C Shares. The Money Market Funds are authorized to issue an unlimited number of shares in the following classes: Administrative Shares, Institutional Shares, Select Shares and Premier Shares. In addition, the U.S. Treasury Fund is authorized to issue an unlimited number of Service Shares. As of February 28, 2018, the Premier Shares of U.S. Treasury Fund were not offered for sale. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (Rule 12b-1 of the 1940 Act) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Fair Value Measurements:

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets
•	Level 2 – other observable significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy.

When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a significant decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly. In cases where market prices for portfolio securities are not readily available or where prices provided by pricing services are believed not to reflect current value, a Pricing Committee established by the Board of Trustees (the “Board”) determines in good faith, subject to Trust procedures, the fair value of such portfolio securities. Examples of the types of securities that may be fair valued include securities halted or suspended from trading, thinly traded or illiquid securities, high-yield securities and fixed-income securities held in amounts less than their normal unit of trading.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued

February 28, 2018

(Unaudited)

The following is a summary categorization, as of February 28, 2018, of each Fund’s investments in the fair value hierarchy:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Treasury Fund
U.S. Treasury Obligations	$—	$489,628,466	$—	$489,628,466
Repurchase Agreements	—	575,968,872	—	575,968,872
Total Investments	—	1,065,597,338	—	1,065,597,338

Government Securities Money Market
U.S. Government Agency Securities	—	399,963,902	—	399,963,902
U.S. Treasury Obligations	—	548,838,986	—	548,838,986
Repurchase Agreements	—	683,072,459	—	683,072,459
Total Investments	—	1,631,875,347	—	1,631,875,347

Intermediate Tax-Free Bond Fund
Municipal Bonds[1]	—	29,550,182	—	29,550,182
Investment in Affiliates	108,855	—	—	108,855
Total Investments	108,855	29,550,182	—	29,659,037

Limited Duration Fund
Asset Backed Securities	—	16,622,291	—	16,622,291
Mortgage Backed Securities[2]	—	31,668,764	—	31,668,764
Corporate Bonds[3]	—	14,693,994	—	14,693,994
Taxable Municipal Bonds[1]	—	2,623,505	—	2,623,505
U.S. Treasury Obligations	—	26,757,335	—	26,757,335
Investment in Affiliates	935,789	—	—	935,789
Total Investments	935,789	92,365,889	—	93,301,678

Moderate Duration Fund
Asset Backed Securities	—	1,892,143	—	1,892,143
Mortgage Backed Securities[2]	—	12,638,455	—	12,638,455
Corporate Bonds[3]	—	6,305,544	—	6,305,544
Taxable Municipal Bonds[1]	—	2,491,589	—	2,491,589
U.S. Government Agency Securities	—	3,211,460	—	3,211,460
U.S. Treasury Obligations	—	10,197,945	—	10,197,945
Investment in Affiliates	263,882	—	—	263,882
Total Investments	263,882	36,737,136	—	37,001,018

Bond Fund
Asset Backed Securities	—	3,046,841	—	3,046,841
Mortgage Backed Securities[2]	—	30,647,129	—	30,647,129
Corporate Bonds[3]	—	14,835,261	—	14,835,261
Taxable Municipal Bonds[1]	—	12,381,696	—	12,381,696
U.S. Government Agency Securities	—	9,618,322	—	9,618,322
U.S. Treasury Obligations	—	30,389,999	—	30,389,999
Investment in Affiliates	1,652,745	—	—	1,652,745
Total Investments	1,652,745	100,919,248	—	102,571,993

Strategic Enhanced Yield Fund
Asset Backed Securities	—	175,880	—	175,880
Mortgage Backed Securities[2]	—	382,558	—	382,558
Corporate Bond[3]	—	21,050	—	21,050
U.S. Treasury Obligations	—	334,408	—	334,408
Investment in Affiliates	3,882	—	—	3,882
Total Investments	3,882	913,896	—	917,778

Ultra Short Tax-Free Income Fund
Municipal Bonds[1]	—	6,283,681	—	6,283,681
Investment in Affiliates	16,279	—	—	16,279
Total Investments	16,279	6,283,681	—	6,299,960

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued

February 28, 2018

(Unaudited)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Active Core Fund
Common Stocks[3]	$25,865,894	$46,954	$—	$25,912,848
Asset Backed Securities	—	1,209,043	—	1,209,043
Mortgage Backed Securities[2]	—	6,057,203	—	6,057,203
Corporate Bonds[3]	—	3,190,433	—	3,190,433
Taxable Municipal Bonds[1]	—	2,274,862	—	2,274,862
U.S. Government Agency Securities	—	1,487,230	—	1,487,230
U.S. Treasury Obligations	—	7,438,192	—	7,438,192
Investment Companies	4,530,383	—	—	4,530,383
Investment in Affiliates	2,772,151	—	—	2,772,151
Total Investments	33,168,428	21,703,917	—	54,872,345

Mid Cap Core Equity Fund
Common Stocks[3]	2,858,981	—	—	2,858,981
Investment in Affiliates	59,218	—	—	59,218
Total Investments	2,918,199	—	—	2,918,199

Opportunistic Fund
Common Stocks[3]	37,103,897	—	—	37,103,897
Corporate Bonds[3]	—	7,653,614	—	7,653,614
Investment Companies	1,022,301	—	—	1,022,301
Investment in Affiliates	401,533	—	—	401,533
Total Investments	38,527,731	7,653,614	—	46,181,345

World Energy Fund
Common Stocks[3]	48,367,610	—	—	48,367,610
Corporate Bonds[3]	—	2,219,426	—	2,219,426
Investment in Affiliates	439,898	—	—	439,898
Total Investments	48,807,508	2,219,426	—	51,026,934

1	Please see the Schedule of Portfolio Investments for State classification.
2	Please see the Schedule of Portfolio investments for Mortgage Backed Securities classification.
3	Please see the Schedule of Portfolio Investments for Industry classification.

The Funds determine transfers between fair value hierarchy levels based on valuations at the reporting period end. As of the period ended February 28, 2018 and the year ended August 31, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. There were no significant transfers between Levels 1 and 2 as of February 28, 2018, based on levels assigned to securities on August 31, 2017.

Securities Valuation:

The Money Market Funds, which operate as government funds, are eligible andhave elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant accretion or amortization to maturity of anydiscount or premium, respectively, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the investment. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

The following is an overview of how securities are valued in the Intermediate Tax-Free Bond Fund, Limited Duration Fund, Moderate Duration Fund, Bond Fund, Strategic Enhanced Yield Fund, Ultra Short Tax-Free Income Fund,Active Core Fund,Mid Cap Core Equity Fund, Opportunistic Fund, and World Energy Fund (the “Variable Net Asset Value Funds”).

Equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price). If there have been no sales for the day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded. Equity securities are typically categorized as Level 1 in the fair value hierarchy.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued

February 28, 2018

(Unaudited)

Fixed-income securities are valued using matrix pricing as determined by an independent pricing service approved by the Board. Fixed-income securities are valued using various inputs including new issue data, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy. In addition to the inputs noted for fixed-income securities, asset-backed and mortgage-backed securities are valued using principal payment and collateral performance information, and are typically categorized as Level 2 in the fair value hierarchy.

Short-term fixed-income securities purchased with 60 days or fewer to maturity and of sufficient credit quality are generally valued at amortized cost, which approximates current value, and are typically categorized as Level 2 in the fair value hierarchy.

Open-end mutual fund investments and exchange-traded funds are valued at the most recently calculated net asset value, and are typically categorized as Level 1 in the fair value hierarchy.

Repurchase agreements are valued at original cost, and are typically categorized as Level 2 in the fair value hierarchy.

Exchange-traded options and exchange-traded notes are valued at the closing price from the exchange, and are typically categorized as Level 1 in the fair value hierarchy.

Securities Sold Short:

The Funds may enter into short sales. Short sales are transactions in which a fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund.

Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends declared on open short positions are recorded on ex-date as dividend expense. To borrow the security, the Fund also may be required to pay a fee, which is shown as interest expense. The Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, is recognized upon the close of a short sale.

None of the Funds shall sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or has segregated with the Custodian an amount of cash or liquid assets to cover the short position), however, this policy does not prevent the Funds from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

Purchased Call Options:

Each of the Funds, except U.S. Treasury Fund and the Government Securities Money Market Fund, may purchase options to hedge (or reduce) its exposure to a portfolio asset or risk, to obtain leverage for the portfolio, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes. An option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Options purchased by the Fund will be valued at the last sale price, or in the absence of such a price, at the latest available bid price. The Funds may also purchase index options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing value of the securities index upon which the option is based is greater than the exercise price of the option.

Purchasing options is a specialized investment technique that entails the possibility of a complete loss of the amounts paid as premiums to writers of options. The Funds can purchase options and index options provided that their total investment in such options immediately after such purchase does not exceed 5% of its total assets.

Security Transactions and Related Income:

For all purposes other than financial reporting, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued

February 28, 2018

(Unaudited)

Restricted Securities:

A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. The illiquid, restricted securities held as of February 28, 2018are identified below:

	Acquisition	Acquisition	Principal	Fair
Security	Date	Cost	Amount	Value
Bond Fund:
AccessLex Institute, Series 2007-1, C, 214.52%, 10/25/35, Callable 1/25/29 @ 100	01/19/18	$1,038,841	$1,066,754	$1,003,260

Active Core Fund:
AccessLex Institute, Series 2007-1, C, 214.52%, 10/25/35, Callable 1/25/29 @ 100	01/19/18	$202,701	$208,147	$195,758

Limited Duration Fund:
AccessLex Institute, Series 2007-1, C, 214.52%, 10/25/35, Callable 1/25/29 @ 100	01/19/18	$1,900,318	$1,951,379	$1,835,231
Sun Trust Student Loan Trust, Series 2006-1A, B, 203.03%, 10/28/37	05/26/17	1,340,018	1,298,499	1,202,650

Moderate Duration Fund:
AccessLex Institute, Series 2007-1, C, 214.52%, 10/25/35, Callable 1/25/29 @ 100	01/19/18	$329,388	$338,239	$318,106

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation (FDIC) or from registered broker/dealers that Cavanal Hill Investment Management, Inc. (the “Adviser”) deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities collateral. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

Distributions to Shareholders:

Distributions from net investment income are declared daily and paid monthly for the Money Market Funds, Intermediate Tax-Free Bond Fund, Limited Duration Fund, Intermediate Bond Fund, Bond Fund, Strategic Enhanced Yield Fund and Ultra Short Tax-Free Income Fund. Distributions from net investment income are declared and paid quarterly for the Active Core Fund, Mid Cap Core Equity Fund, Opportunistic Fund, and World Energy Fund. Net realized capital gains, if any, are declared and distributed at least annually.

The character of income and gains distributed is determined in accordance with income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature (e.g., reclassification of bond discount and premium, gain/loss on principal payments from mortgage-backed securities, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification (e.g., wash sales). To the extent that distributions from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Allocations:

Expenses that directly relate to a specific Fund are charged directly to that Fund. Class-specific expenses are charged directly to the class incurring the expense. Other operating expenses of the Funds are prorated to each Fund on the basis of relative net assets or another appropriate method. Income, expenses (other than expenses attributable to a specific share class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued

February 28, 2018

(Unaudited)

3.	Fees and Transactions with Related and Other Parties:

The Adviser, a wholly-owned subsidiary of BOKF, NA (“BOKF”), serves as the Funds’ investment adviser. Under the terms of the Investment Advisory Agreement between the Adviser and the Trust, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund according to the following schedule:

Annual Advisory Fee
(as a percentage of net
Fund	assets)
U.S. Treasury Fund	0.05%
Government Securities Money Market Fund	0.05%
Intermediate Tax-Free Bond Fund	0.20%
Limited Duration Fund	0.15%
Moderate Duration Fund	0.20%
Bond Fund	0.20%
Strategic Enhanced Yield Fund	0.50%*
Ultra Short Tax-Free Income Fund	0.15%**
Active Core Fund	0.35%
Mid Cap Core Equity Fund	0.55%***
Opportunistic Fund	0.85%
World Energy Fund	0.60%

*	The Adviser has contractually agreed to waive fees or reimburse expenses so that expenses do not exceed 0.76% of average daily net assets, plus class-specific fees, through December 31, 2018.
**	The Adviser has contractually agreed to waive fees or reimburse expenses so that expenses do not exceed 0.56% of average daily net assets, plus class-specific fees, through December 31, 2018.
***	The Adviser has contractually agreed to waive fees or reimburse expenses so that expenses do not exceed 0.81% of average daily net assets, plus class-specific fees, through December 31, 2018.

The Adviser serves as the Funds’ administrator. Under the terms of the Administration Agreement between the Adviser and the Trust, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund according to the following schedule:

Annual Administration Fee
(as a percentage of net
Fund	assets)
U.S. Treasury Fund	0.05%
Government Securities Money Market Fund	0.05%
Intermediate Tax-Free Bond Fund	0.08%
Limited Duration Fund	0.08%
Moderate Duration Fund	0.08%
Bond Fund	0.08%
Strategic Enhanced Yield Fund	0.08%
Ultra Short Tax-Free Income Fund	0.08%
Active Core Fund	0.08%
Mid Cap Core Equity Fund	0.08%
Opportunistic Fund	0.08%
World Energy Fund	0.08%

Under a Sub-Administration Agreement, the Administrator pays Citi Fund Services Ohio, Inc. (“Citi”) to perform certain administrative duties for the Trust. Fees paid to Citi by the Administrator for sub-administration services are paid out of its administration fees and are not an additional charge to the Funds. For theperiod ending February 28, 2018, Citi was paid $304,646 by the Administrator. Citi serves the Trust as fund accountant and makes an employee available to serve as the Funds’ Chief Compliance Officer (the “CCO”). Citi receives a fee for its services as fund accountant and CCO.

BOKF serves the Trust as custodian for which it is paid a fee of up to 0.01% of each Fund’s average daily net assets. As custodian, BOKF is also entitled to any out-of-pocket expenses incurred.

FIS Investor Services, LLC(“FIS”) serves as transfer agent to the Trust and receives a fee for its services as transfer agent.

Certain officers of the Trust are affiliated with Citi, the Adviser, the Distributor (see below) and/or BOKF. These persons are paid no fees directly by the Trust for serving as officers of the Trust.

Cavanal Hill Distributors, Inc. (“CHD”), an affiliate of the Adviser, provides distribution services to the Funds pursuant to a Distribution Agreement between the Trust and CHD. The Trust has adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Funds are authorized to pay or reimburse CHD a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of the Administrative, Investor, Service and A Shares, 0.50% of the Premier Shares, and 1.00% of the C Shares, and may be used by CHD to pay banks, including BOKF, broker dealers and other institutions. For the period ending February 28, 2018, BOKF received $1,793,311, under the agreement. CHD contractually agreed to waive 0.15% of such fee paid by the Service Shares

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued

February 28, 2018

(Unaudited)

and 0.45% of such fee paid by the Premier Shares of the Money Market Funds and 0.13% of such fee paid by the Administrative Shares of the Government Securities Money Market Fund through December 31, 2018.

The Funds have entered into shareholder servicing agreements with BOKF, a broker-dealer affiliate, and various service organizations. Services included in the servicing agreements are assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Shareholder servicing fees are incurred on a class level basis (where applicable). In consideration for these services, the service organization received a fee from the Funds, computed daily and paid monthly, at an annual rate up to 0.25% for the Administrative, Institutional, Investor, Select, Service, Premier Shares and C Shares and up to 0.10% for the A Shares of the average daily net assets of the Funds’ shares held by the service organizations’ customers. For the period ending February 28, 2018, BOKF received net shareholder servicing fees of $2,334,837. For shareholder purchases made through BOKF has contractually agreed to waive 0.25%, 0.15%, 0.17% and 0.25% of such fees paid by the Select, Service, Institutional and Premier Shares, respectively, of the Money Market Funds and 0.25%, 0.25%, 0.10% and 0.25% of such fees paid by the Institutional, Investor, A, and C Shares, respectively, of the Variable Net Asset Value Funds through December 31, 2018. The affiliate waivers result in reduction of the Shareholder Servicing Fee paid by all affiliated purchasers of a class.

From time to time, the Funds’ service providers may provide fee reductions and waivers in order to assist one or more of the Funds in maintaining more competitive expense ratios. Such reductions may be contractual, as disclosed in the Funds’ statutory prospectus, or voluntary and, as such, may occur on an ad hoc basis. No such reductions are subject to recoupment in subsequent fiscal periods, and voluntary reductions and waivers may be terminated at any time. Amounts reduced or waived under these arrangements are identified on the accompanying Statements of Operations.

Affiliated Transactions:

A summary of each Fund’s investment in an affiliated money market fund (Government Securities Money Market Fund, Institutional Class) for the period ending February 28, 2018 is noted below:

Fund	Fair Value 8/31/17	Purchases	Sales	Change in Unrealized Appreciation/ (Depreciation)	Fair Value 2/28/18	Shares as of 2/28/18	Dividend Income
Intermediate Tax-Free Bond Fund	$1,002,526	$2,978,677	$(3,872,348)	$—	$108,855	108,855	$2,236
Limited Duration Fund	3,234,090	29,430,855	(31,729,156)	—	935,789	935,789	12,517
Moderate Duration Fund	1,047,828	8,026,534	(8,810,480)	—	263,882	263,882	2,686
Bond Fund	3,946,284	26,396,479	(28,690,018)	—	1,652,745	1,652,745	11,622
Strategic Enhanced Yield Fund	—	356,499	(352,617)	—	3,882	3,882	82
Ultra Short Tax-Free Income Fund	—	1,469,153	(1,452,874)	—	16,279	16,279	369
Active Core Fund	1,509,372	6,074,637	(5,448,866)	—	2,135,143	2,135,143	7,714
Mid Cap Core Equity Fund	277,391	1,127,498	(1,345,671)	—	59,218	59,218	260
Opportunistic Fund	4,172,662	17,099,814	(20,870,943)	—	401,533	401,533	10,610
World Energy Fund	1,169,730	9,180,000	(9,909,832)	—	439,898	439,898	4,893
	$16,359,883	$102,140,146	$(112,482,805)	$—	$6,017,224	6,017,224	$52,989

A summary of the Active Core Fund’s investment in an affiliated fund (World Energy Fund, Institutional Class) for the period ending February 28, 2018 is noted below:

Fund	Fair Value 8/31/17	Purchases	Sales	Unrealized Appreciation/ (Depreciation)	Fair Value 2/28/18	Shares as of 2/28/18	Dividend Income
Active Core Fund	$592,698	$—	$—	$44,310	$637,008	73,409	$889
	$592,698	$—	$—	$44,310	$637,008	73,409	$889

A summary of the Opportunistic Fund’s investment in an affiliated fund (U.S. Treasury Fund, Institutional Class) for the period ending February 28, 2018 is noted below:

Fund	Fair Value 8/31/17	Purchases	Sales	Change in Unrealized Appreciation/ (Depreciation)	Fair Value 2/28/18	Shares as of 2/28/18	Dividend Income
Opportunistic Fund	$374,113	$—	$(374,113)	$—	$—	—	$241
	$374,113	$—	$(374,113)	$—	$—	—	$241

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued

February 28, 2018

(Unaudited)

4.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities and long-term U.S. government securities) for the period ending February 28, 2018 were as follows:

Fund	Purchases	Sales
Intermediate Tax-Free Bond Fund	$1,488,952	$8,413,958
Limited Duration Fund	23,040,131	6,421,228
Moderate Duration Fund	4,076,101	855,725
Bond Fund	14,468,362	1,240,519
Strategic Enhanced Yield Fund	553,364	13,682
Ultra Short Tax-Free Income Fund	3,882,871	750,000
Active Core Fund	7,692,032	6,033,690
Mid Cap Core Equity Fund	1,493,338	788,530
Opportunistic Fund	31,638,001	29,067,958
World Energy Fund	35,277,412	35,061,838

Purchases and sales of long-term U.S. government securities for the period ending February 28, 2018 were as follows:

Fund	Purchases	Sales
Limited Duration Fund	$17,663,011	$36,118,652
Moderate Duration Fund	2,918,745	12,143,063
Bond Fund	5,105,893	35,281,048
Strategic Enhanced Yield Fund	319,676	1,550
Active Core Fund	2,396,923	4,847,248

5.	Credit Risk and Other Risk Considerations:

The Intermediate Tax-Free Bond Fund and Ultra Short Tax-Free Income Fund invest primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry, sector or locale.

The Limited Duration Fund, Moderate Duration Fund, Bond Fund, Strategic Enhanced Yield Fund and Active Core Fund are each invested in mortgage-related, fixed-income instruments. Mortgage-backed securities are subject to prepayment risk and credit risk of mortgagors and may be sensitive to changes in prevailing interest rates. When interest rates rise, the value of fixed-income securities generally declines.

Mid Cap Core Equity Fund invests primarily in a diversified portfolio of common stocks of Mid Cap U.S. companies which are subject to foreign investment risk; as with stock, fund’s share price can fall because of weakness in the stock markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The World Energy Fund’s concentration in securities in energy-related industries may present more risks than would be the case with funds that diversify investments in numerous industries and sectors of the economy. Energy-related securities can be significantly affected by events relating to political developments, energy conservation, commodity prices, and tax and government regulations.

6.	Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last three tax year ends and any interim tax period since then, as applicable). Management has determined that there are no uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

The Funds may be subject to foreign taxes on dividends and realized capital gains. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued

February 28, 2018

(Unaudited)

At February 28, 2018, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/ (depreciation) were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Appreciation/ (Depreciation)
Intermediate Tax-Free Bond Fund	$29,395,102	$519,031	$(255,096)	$263,935
Limited Duration Fund	96,026,095	303,740	(3,028,157)	(2,724,417)
Moderate Duration Fund	37,610,173	169,035	(928,093)	(759,058)
Bond Fund	105,722,744	280,450	(3,830,943)	(3,550,493)
Strategic Enhanced Yield Fund	925,814	5,603	(13,639)	(8,036)
Ultra Short Tax-Free Income Fund	6,299,070	1,074	(184)	890
Active Core Fund	44,881,102	11,093,137	(1,201,830)	9,891,307
Mid Cap Core Equity Fund	2,741,824	296,571	(120,196)	176,375
Opportunistic Fund	41,746,762	5,184,483	(749,900)	4,434,583
World Energy Fund	46,723,339	6,244,696	(1,941,101)	4,303,595

The tax characteristics of distributions paid to shareholders during the fiscal years ending August 31, 2017 and 2016 were as follows:

2017	Net Investment Income	Net Long- Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Return of Capital	Total Distributions Paid*
U.S. Treasury Fund	$1,321,732	$—	$1,321,732	$—	$—	$1,321,732
Government Securities Money Market Fund	4,154,714	—	4,154,714	—	—	4,154,714
Intermediate Tax-Free Bond	2,587	22,960	25,547	995,167	—	1,020,714
Limited Duration Fund	1,588,660	—	1,588,660	—	—	1,588,660
Moderate Duration Fund	1,211,375	—	1,211,375	—	—	1,211,375
Bond Fund	2,528,019	224,419	2,752,438	—	—	2,752,438
Active Core Fund	957,826	1,722,904	2,680,730	—	—	2,680,730
Mid Cap Core Equity Fund	3,680	—	3,680	—	—	3,680
Opportunistic Fund	128,170	—	128,170	—	—	128,170
World Energy Fund	368,212	—	368,212	—	87,292	455,504

* Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

	Distributions Paid From:
2016	Net Investment Income	Net Long- Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
U.S. Treasury Fund	$141,527	$—	$141,527	$—	$141,527
Government Securities Money Market Fund	388,661	—	388,661	—	388,661
Intermediate Tax-Free Bond	—	—	—	1,020,033	1,020,033
Limited Duration Fund	1,938,188	—	1,938,188	—	1,938,188
Moderate Duration Fund	1,041,363	—	1,041,363	—	1,041,363
Bond Fund	3,096,661	—	3,096,661	—	3,096,661
Active Core Fund	1,069,553	2,834,927	3,904,480	—	3,904,480
Opportunistic Fund	756,603	375,968	1,132,571	—	1,132,571
World Energy Fund	536,364	—	536,364	—	536,364

* Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued

February 28, 2018

(Unaudited)

As of August 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income/Tax- Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses*	Unrealized Appreciation/ (Depreciation)**	Total Accumulated Earnings/ (Deficit)
U.S. Treasury Fund	$487,153	$—	$487,153	$(487,098)	$(936)	$—	$(881)
Government Securities Money Market Fund	830,831	—	830,831	(831,521)	(657,695)	—	(658,385)
Intermediate Tax-Free Bond	77,330	—	77,330	(72,445)	—	1,339,853	1,344,738
Limited Duration Fund	551,897	—	551,897	(137,997)	(9,796,122)	(1,548,542)	(10,930,764)
Moderate Duration Fund	58,074	—	58,074	(49,880)	(8,298,086)	(236,617)	(8,526,509)
Bond Fund	401,069	—	401,069	(195,390)	(2,453,771)	(757,653)	(3,005,745)
Active Core Fund	242,301	2,092,825	2,335,126	—	(75,866)	9,008,366	11,267,626
Mid Cap Core Equity Fund	4,225	—	4,225	—	—	24,503	28,728
Opportunistic Fund	1,688,430	678,126	2,366,556	—	—	2,035,737	4,402,293
World Energy Fund	—	—	—	—	(17,043,135)	1,335,006	(15,708,129)

*	See below for post-October losses and capital loss carryforwards.
**	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discounts. Excludes unrealized depreciation on securities sold short.

Under current tax laws, net capital losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. As of August 31, 2017, the Funds’ deferred post-October capital losses were as follows:

Post-October
Fund	Capital Losses
Bond Fund	$2,453,771
Active Core Fund	75,866

At August 31, 2017, the following Funds had capital loss carryforwards as summarized in the tables below.

Capital loss carryforwards subject to expiration:

Fund	Amount	Expires
Government Securities Money Market Fund	$107,078	2018
Government Securities Money Market Fund	550,617	2019
Limited Duration Fund	3,730,873	2018
Limited Duration Fund	173,448	2019
Moderate Duration Fund	3,244,666	2018

Capital loss carryforwards not subject to expiration:

Fund	Short-Term Amount	Long-Term Amount	Total
U.S. Treasury Fund	$936	$—	$936
Limited Duration Fund	—	5,891,801	5,891,801
Moderate Duration Fund	868,745	4,184,675	5,053,420
World Energy Fund	14,887,977	2,155,158	17,043,135

To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders. Capital loss carryforwards that are not subject to expiration must be utilized before those that are subject to expiration.

7.	Investment Company Reporting Modernization:

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules introduced certain amendments to Regulation S-X, which were adopted by the Funds effective August 1, 2017, as well as two new regulatory forms for investment companies, Form N-PORT and Form N-CEN. The compliance date for Form N-PORT and Form N-CEN is June 1, 2018, and compliance should be based on an entity’s reporting period end-date. The Funds’ adoption of these Rules, as applicable for the financial statements prepared as of and for the period ended February 28, 2018, had no effect on the Funds’ net assets or results of operations.

8.	Subsequent Events:

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.

On March 28, 2018, the Board approved a plan to liquidate and terminate the Intermediate Tax-Free Bond Fund. That Fund will distribute cash or in-kind, pro rata all of the remaining assets of the Fund to all shareholders who have not previously redeemed or exchanged all of their shares on or about the close of business May 30, 2018. The Fund declared and paid a distribution from capital gains of $287,495 on April 12, 2018.

There were no other such events that require additional disclosures and/or adjustments for the period subsequent to February 28, 2018 through the date of issuance of these financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:		Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions
U.S. Treasury Fund
Administrative Shares
Six Months Ended February 28, 2018 (Unaudited)	$1.000	$0.003	$0.003	$(0.003)	$—	$(0.003)
Year Ended August 31, 2017	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2016	1.000	—	—	—	—	—
Year Ended August 31, 2015	1.000	—	—	—	—	—
Year Ended August 31, 2014	1.000	—	—	—	—	—
Year Ended August 31, 2013	1.000	—	—	—	—	—

Service Shares
Six Months Ended February 28, 2018 (Unaudited)	1.000	0.004	0.004	(0.004)	—	(0.004)
Year Ended August 31, 2017	1.000	0.003	0.003	(0.003)	—	(0.003)
Year Ended August 31, 2016	1.000	—	—	—	—	—
Year Ended August 31, 2015	1.000	—	—	—	—	—
Year Ended August 31, 2014	1.000	—	—	—	—	—
Year Ended August 31, 2013	1.000	—	—	—	—	—

Institutional Shares
Six Months Ended February 28, 2018 (Unaudited)	1.000	0.005	0.005	(0.005)	—	(0.005)
Year Ended August 31, 2017	1.000	0.004	0.004	(0.004)	—	(0.004)
Year Ended August 31, 2016	1.000	—	—	—	—	—
Year Ended August 31, 2015	1.000	—	—	—	—	—
Year Ended August 31, 2014	1.000	—	—	—	—	—
Year Ended August 31, 2013	1.000	—	—	—	—	—

Select Shares
December 26, 2017(d) through
February 28, 2018 (Unaudited)	1.000	0.002	0.002	(0.002)	—	(0.002)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

CAVANAL HILL FUNDS

			Ratios/Supplemental Data:(b)
Net Asset Value, End of Period	Total Return(a)	Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Gross Expenses to Average Net Assets(c)

$1.000	0.25%	$811,734	0.66%	0.48%	0.66%
1.000	0.08%	1,057,228	0.53%	0.08%	0.73%
1.000	0.01%	1,310,795	0.22%	0.01%	0.79%
1.000	0.00%	1,299,328	0.07%	—%	0.86%
1.000	0.00%	941,223	0.07%	—%	0.86%
1.000	0.01%	822,664	0.11%	0.01%	0.86%

1.000	0.40%	28,760	0.35%	0.78%	0.66%
1.000	0.25%	30,662	0.37%	0.22%	0.73%
1.000	0.01%	44,780	0.23%	—%	0.79%
1.000	0.00%	42,966	0.07%	—%	0.86%
1.000	0.00%	49,967	0.07%	—%	0.86%
1.000	0.01%	39,921	0.10%	0.01%	0.86%

1.000	0.46%	159,551	0.24%	0.90%	0.41%
1.000	0.35%	209,469	0.27%	0.35%	0.48%
1.000	0.03%	219,856	0.21%	0.02%	0.54%
1.000	0.00%	110,133	0.07%	—%	0.61%
1.000	0.00%	138,842	0.07%	—%	0.61%
1.000	0.01%	185,370	0.10%	0.01%	0.61%

1.000	0.20%	64,991	0.16%	0.98%	0.55%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:		Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions
Government Securities Money Market Fund
Administrative Shares
Six Months Ended February 28, 2018 (Unaudited)	$1.000	$0.003	$0.003	$(0.003)	$—	$(0.003)
Year Ended August 31, 2017	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2016	1.000	—	—	—	—	—
Year Ended August 31, 2015	1.000	—	—	—	—	—
Year Ended August 31, 2014	1.000	—	—	—	—	—
Year Ended August 31, 2013	1.000	—	—	—	—	—

Institutional Shares
Six Months Ended February 28, 2018 (Unaudited)	1.000	0.004	0.004	(0.004)	—	(0.004)
Year Ended August 31, 2017	1.000	0.004	0.004	(0.004)	—	(0.004)
Year Ended August 31, 2016	1.000	—	—	—	—	—
Year Ended August 31, 2015	1.000	—	—	—	—	—
Year Ended August 31, 2014	1.000	—	—	—	—	—
Year Ended August 31, 2013	1.000	—	—	—	—	—

Select Shares
Six Months Ended February 28, 2018 (Unaudited)	1.000	0.005	0.005	(0.005)	—	(0.005)
September 15, 2016(d) through August 31, 2017	1.000	0.005	0.005	(0.005)	—	(0.005)

Premier Shares
Six Months Ended February 28, 2018 (Unaudited)	1.000	0.005	0.005	(0.005)	—	(0.005)
Year Ended August 31, 2017	1.000	0.004	0.004	(0.004)	—	(0.004)
Year Ended August 31, 2016	1.000	—	—	—	—	—
Year Ended August 31, 2015	1.000	—	—	—	—	—
Year Ended August 31, 2014	1.000	—	—	—	—	—
September 17, 2012(d) through August 31, 2013	1.000	—	—	—	—	—

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated. (d) Commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

CAVANAL HILL FUNDS

			Ratios/Supplemental Data:(b)
Net Asset Value, End of Period	Total Return(a)	Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Gross Expenses to Average Net Assets(c)

$1.000	0.30%	$640,126	0.57%	0.61%	0.70%
1.000	0.14%	686,821	0.49%	0.13%	0.72%
1.000	0.01%	945,475	0.27%	0.01%	0.80%
1.000	0.01%	942,950	0.10%	0.01%	0.86%
1.000	0.01%	722,168	0.10%	0.01%	0.86%
1.000	0.01%	613,298	0.12%	0.01%	0.86%

1.000	0.44%	147,468	0.28%	0.90%	0.45%
1.000	0.38%	181,637	0.27%	0.32%	0.47%
1.000	0.05%	756,948	0.24%	0.04%	0.55%
1.000	0.01%	583,051	0.10%	0.01%	0.61%
1.000	0.01%	473,727	0.10%	0.01%	0.61%
1.000	0.01%	570,786	0.12%	0.01%	0.61%

1.000	0.48%	698,694	0.20%	0.98%	0.45%
1.000	0.45%	640,260	0.19%	0.48%	0.47%

1.000	0.46%	114,603	0.25%	0.93%	0.95%
1.000	0.41%	72,292	0.24%	0.43%	0.97%
1.000	0.07%	15,874	0.22%	0.06%	1.05%
1.000	0.01%	3,365	0.10%	0.01%	1.11%
1.000	0.01%	196	0.10%	0.01%	1.11%
1.000	0.02%	219	0.10%	0.01%	1.11%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions
Intermediate Tax-Free Bond Fund
Investor Shares
Six Months Ended February 28, 2018 (Unaudited)	$11.06	$0.11	$(0.32)	$(0.21)	$(0.11)	$(0.01)	$(0.12)
Year Ended August 31, 2017	11.25	0.25	(0.18)	0.07	(0.25)	(0.01)	(0.26)
Year Ended August 31, 2016	11.18	0.26	0.07	0.33	(0.26)	—	(0.26)
Year Ended August 31, 2015	11.35	0.26	(0.17)	0.09	(0.26)	—	(0.26)
Year Ended August 31, 2014	11.04	0.31	0.33	0.64	(0.31)	(0.02)	(0.33)
Year Ended August 31, 2013	11.67	0.29	(0.62)	(0.33)	(0.30)	—	(0.30)

Institutional Shares
Six Months Ended February 28, 2018 (Unaudited)	11.07	0.12	(0.31)	(0.19)	(0.13)	(0.01)	(0.14)
Year Ended August 31, 2017	11.26	0.28	(0.18)	0.10	(0.28)	(0.01)	(0.29)
Year Ended August 31, 2016	11.19	0.29	0.07	0.36	(0.29)	—	(0.29)
Year Ended August 31, 2015	11.36	0.29	(0.17)	0.12	(0.29)	—	(0.29)
Year Ended August 31, 2014	11.05	0.33	0.34	0.67	(0.34)	(0.02)	(0.36)
Year Ended August 31, 2013	11.68	0.33	(0.63)	(0.30)	(0.33)	—	(0.33)

A Shares
Six Months Ended February 28, 2018 (Unaudited)	11.07	0.11	(0.32)	(0.21)	(0.11)	(0.01)	(0.12)
Year Ended August 31, 2017	11.26	0.25	(0.18)	0.07	(0.25)	(0.01)	(0.26)
Year Ended August 31, 2016	11.19	0.26	0.07	0.33	(0.26)	—	(0.26)
Year Ended August 31, 2015	11.36	0.27	(0.17)	0.10	(0.27)	—	(0.27)
Year Ended August 31, 2014	11.05	0.31	0.33	0.64	(0.31)	(0.02)	(0.33)
Year Ended August 31, 2013	11.67	0.39	(0.65)	(0.26)	(0.36)	—	(0.36)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

CAVANAL HILL FUNDS

			Ratios/Supplemental Data:(b)
Net Asset Value, End of Period	Total Return (Excludes Sales Charge) (a)	Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Gross Expenses to Average Net Assets(c)	Portfolio Turnover(d)

$10.73	(1.88)%	$4,162	1.02%	2.12%	1.27%	4%
11.06	0.63%	4,801	0.81%	2.30%	1.18%	31%
11.25	3.02%	4,838	0.74%	2.35%	1.33%	8%
11.18	0.84%	4,609	0.80%	2.34%	1.52%	6%
11.35	5.85%	1,907	0.74%	2.72%	1.43%	—%
11.04	(2.92)%	2,262	0.73%	2.57%	1.43%	7%

10.74	(1.75)%	23,871	0.77%	2.27%	1.02%	4%
11.07	0.89%	30,725	0.55%	2.56%	0.93%	31%
11.26	3.28%	33,861	0.48%	2.61%	1.08%	8%
11.19	1.11%	33,950	0.57%	2.60%	1.27%	6%
11.36	6.12%	32,816	0.48%	2.98%	1.18%	—%
11.05	(2.66)%	31,112	0.48%	2.82%	1.18%	7%

10.74	(1.90)%	1,836	1.07%	2.07%	1.12%	4%
11.07	0.59%	3,301	0.85%	2.26%	1.03%	31%
11.26	2.98%	3,242	0.76%	2.31%	1.18%	8%
11.19	0.85%	1,904	0.82%	2.34%	1.37%	6%
11.36	5.85%	1,323	0.73%	2.72%	1.28%	—%
11.05	(2.33)%	1,491	0.73%	2.57%	1.28%	7%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions
Limited Duration Fund
Investor Shares
Six Months Ended February 28, 2018 (Unaudited)	$9.61	$0.04		$(0.13)	$(0.09)	$(0.07)	$(0.04)	$(0.11)
Year Ended August 31, 2017	9.60	0.08		0.05	0.13	(0.12)	—	(0.12)
Year Ended August 31, 2016	9.60	0.08		0.03	0.11	(0.11)	—	(0.11)
Year Ended August 31, 2015	9.62	0.08		(0.01)	0.07	(0.09)	—	(0.09)
Year Ended August 31, 2014	9.51	0.07		0.14	0.21	(0.10)	—	(0.10)
Year Ended August 31, 2013	9.53	0.12	(e)	(0.01)	0.11	(0.13)	—	(0.13)

Institutional Shares
Six Months Ended February 28, 2018 (Unaudited)	9.60	0.05		(0.15)	(0.10)	(0.09)	(0.04)	(0.13)
Year Ended August 31, 2017	9.59	0.11		0.05	0.16	(0.15)	—	(0.15)
Year Ended August 31, 2016	9.59	0.11		0.03	0.14	(0.14)	—	(0.14)
Year Ended August 31, 2015	9.61	0.10		(0.01)	0.09	(0.11)	—	(0.11)
Year Ended August 31, 2014	9.51	0.10		0.12	0.22	(0.12)	—	(0.12)
Year Ended August 31, 2013	9.53	0.14	(e)	(0.01)	0.13	(0.15)	—	(0.15)

A Shares
Six Months Ended February 28, 2018 (Unaudited)	9.61	0.04		(0.13)	(0.09)	(0.07)	(0.04)	(0.11)
Year Ended August 31, 2017	9.60	0.09		0.05	0.14	(0.13)	—	(0.13)
Year Ended August 31, 2016	9.60	0.08		0.04	0.12	(0.12)	—	(0.12)
Year Ended August 31, 2015	9.62	0.08		(0.01)	0.07	(0.09)	—	(0.09)
Year Ended August 31, 2014	9.51	0.08		0.13	0.21	(0.10)	—	(0.10)
Year Ended August 31, 2013	9.53	0.11	(e)	0.01	0.12	(0.14)	—	(0.14)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Calculated using average shares.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

CAVANAL HILL FUNDS

			Ratios/Supplemental Data:(b)
Net Asset Value, End of Period	Total Return (Excludes Sales Charge) (a)	Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Gross Expenses to Average Net Assets(c)	Portfolio Turnover(d)

$9.42	(0.83)%	$11,953	0.81%	1.44%	1.00%	48%
9.61	1.37%	15,691	0.74%	0.89%	1.08%	69%
9.60	1.19%	36,878	0.69%	0.87%	1.29%	80%
9.60	0.71%	44,030	0.67%	0.82%	1.42%	39%
9.62	2.21%	41,940	0.67%	0.79%	1.41%	48%
9.51	1.15%	40,195	0.66%	1.29%	1.41%	45%

9.41	(0.68)%	79,696	0.50%	1.75%	0.75%	48%
9.60	1.68%	82,109	0.43%	1.22%	0.83%	69%
9.59	1.48%	89,098	0.39%	1.16%	1.04%	80%
9.59	0.97%	105,478	0.42%	1.06%	1.17%	39%
9.61	2.36%	118,684	0.41%	1.01%	1.16%	48%
9.51	1.41%	99,361	0.41%	1.49%	1.16%	45%

9.42	(0.80)%	714	0.75%	1.50%	0.85%	48%
9.61	1.43%	1,238	0.68%	0.97%	0.93%	69%
9.60	1.23%	1,635	0.64%	0.96%	1.14%	80%
9.60	0.72%	7,996	0.67%	0.81%	1.27%	39%
9.62	2.22%	7,970	0.66%	0.68%	1.26%	48%
9.51	1.25%	2,929	0.66%	1.14%	1.26%	45%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions
Moderate Duration Fund
Investor Shares
Six Months Ended February 28, 2018 (Unaudited)	$10.48	$0.06	$(0.16)	$(0.10)	$(0.07)	$—	$(0.07)
Year Ended August 31, 2017	10.60	0.09	(0.02)	0.07	(0.19)	—	(0.19)
Year Ended August 31, 2016	10.53	0.14	0.08	0.22	(0.15)	—	(0.15)
Year Ended August 31, 2015	10.54	0.12	(0.01)	0.11	(0.12)	—	(0.12)
Year Ended August 31, 2014	10.22	0.09	0.36	0.45	(0.13)	—	(0.13)
Year Ended August 31, 2013	9.94	0.16	0.33	0.49	(0.21)	—	(0.21)

Institutional Shares
Six Months Ended February 28, 2018 (Unaudited)	10.48	0.08	(0.17)	(0.09)	(0.08)	—	(0.08)
Year Ended August 31, 2017	10.60	0.12	(0.02)	0.10	(0.22)	—	(0.22)
Year Ended August 31, 2016	10.53	0.17	0.08	0.25	(0.18)	—	(0.18)
Year Ended August 31, 2015	10.55	0.15	(0.02)	0.13	(0.15)	—	(0.15)
Year Ended August 31, 2014	10.23	0.11	0.37	0.48	(0.16)	—	(0.16)
Year Ended August 31, 2013	9.95	0.20	0.32	0.52	(0.24)	—	(0.24)

A Shares
Six Months Ended February 28, 2018 (Unaudited)	10.48	0.06	(0.16)	(0.10)	(0.07)	—	(0.07)
Year Ended August 31, 2017	10.58	0.10	(0.01)	0.09	(0.19)	—	(0.19)
Year Ended August 31, 2016	10.52	0.15	0.06	0.21	(0.15)	—	(0.15)
Year Ended August 31, 2015	10.54	0.12	(0.02)	0.10	(0.12)	—	(0.12)
Year Ended August 31, 2014	10.22	0.09	0.37	0.46	(0.14)	—	(0.14)
Year Ended August 31, 2013	9.94	0.18	0.32	0.50	(0.22)	—	(0.22)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	During the year ended August 31, 2015, the Investor Class received monies related to a correction of an error. The corresponding impact to the total return, net expenses to average net assets ratio and net investment income to average net assets ratio was 0.09%, (0.07)% and 0.07%, respectively, for Moderate Duration Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

CAVANAL HILL FUNDS

				Ratios/Supplemental Data:(b)
Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)		Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss)to Average Net Assets		Ratio of Gross Expenses to Average Net Assets(c)	Portfolio Turnover(d)

$10.31	(1.00)%		$8,224	1.18%		1.20%		1.39%	18%
10.48	0.69%		10,375	0.89%		0.93%		1.24%	87%
10.60	2.09%		14,176	0.79%		1.24%		1.34%	129%
10.53	1.04	%(e)	17,009	0.78	%(e)	1.18	%(e)	1.55%	57%
10.54	4.47%		19,477	0.92%		0.76%		1.61%	70%
10.22	4.94%		18,712	0.90%		1.57%		1.59%	26%

10.31	(0.86)%		28,060	0.89%		1.49%		1.14%	18%
10.48	0.99%		34,078	0.60%		1.22%		0.99%	87%
10.60	2.39%		52,057	0.49%		1.52%		1.09%	129%
10.53	1.24%		28,295	0.60%		1.37%		1.30%	57%
10.55	4.74%		20,608	0.66%		1.00%		1.36%	70%
10.23	5.21%		13,746	0.65%		1.97%		1.34%	26%

10.31	(0.98)%		732	1.14%		1.24%		1.39%	18%
10.48	0.92%		983	0.85%		0.93%		1.09%	87%
10.58	2.03%		2,123	0.74%		1.30%		1.19%	129%
10.52	0.99%		17,489	0.85%		1.15%		1.40%	57%
10.54	4.49%		3,181	0.91%		0.77%		1.46%	70%
10.22	5.00%		113	0.90%		1.72%		1.44%	26%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions
Bond Fund
Investor Shares
Six Months Ended February 28, 2018 (Unaudited)	$9.55	$0.06		$(0.29)	$(0.23)	$(0.08)	$(0.02)	$(0.10)
Year Ended August 31, 2017	9.77	0.09		(0.15)	(0.06)	(0.14)	(0.02)	(0.16)
Year Ended August 31, 2016	9.56	0.15		0.24	0.39	(0.18)	—	(0.18)
Year Ended August 31, 2015	9.57	0.15		—	0.15	(0.16)	—	(0.16)
Year Ended August 31, 2014	9.32	0.16		0.26	0.42	(0.17)	—	(0.17)
Year Ended August 31, 2013	9.52	0.20	(f)	(0.16)	0.04	(0.24)	—	(0.24)

Institutional Shares
Six Months Ended February 28, 2018 (Unaudited)	9.52	0.08		(0.29)	(0.21)	(0.09)	(0.02)	(0.11)
Year Ended August 31, 2017	9.75	0.12		(0.16)	(0.04)	(0.17)	(0.02)	(0.19)
Year Ended August 31, 2016	9.54	0.18		0.23	0.41	(0.20)	—	(0.20)
Year Ended August 31, 2015	9.57	0.18		(0.02)	0.16	(0.19)	—	(0.19)
Year Ended August 31, 2014	9.32	0.19		0.26	0.45	(0.20)	—	(0.20)
Year Ended August 31, 2013	9.51	0.22	(f)	(0.14)	0.08	(0.27)	—	(0.27)

A Shares
Six Months Ended February 28, 2018 (Unaudited)	9.54	0.07		(0.29)	(0.22)	(0.08)	(0.02)	(0.10)
Year Ended August 31, 2017	9.75	0.09		(0.13)	(0.04)	(0.15)	(0.02)	(0.17)
Year Ended August 31, 2016	9.55	0.15		0.23	0.38	(0.18)	—	(0.18)
Year Ended August 31, 2015	9.58	0.16		(0.02)	0.14	(0.17)	—	(0.17)
Year Ended August 31, 2014	9.33	0.16		0.26	0.42	(0.17)	—	(0.17)
Year Ended August 31, 2013	9.52	0.18	(f)	(0.12)	0.06	(0.25)	—	(0.25)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	During the year ended August 31, 2015, the Investor Class received monies related to a correction of an error. The corresponding impact to the total return, net expenses to average net assets ratio and net investment income to average net assets ratio was 0.10%, (0.16)% and 0.16%, respectively, for Bond Fund.
(f)	Calculated using average shares.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

CAVANAL HILL FUNDS

				Ratios/Supplemental Data:(b)
Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)		Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Gross Expenses to Average Net Assets(c)	Portfolio Turnover(d)

$9.22	(2.43)%		$6,897	0.75%		1.68%		0.98%	18%
9.55	(0.57)%		7,305	0.71%		1.01%		1.06%	79%
9.77	4.11%		11,279	0.68%		1.52%		1.26%	107%
9.56	1.61	%(e)	8,167	0.54	%(e)	1.82	%(e)	1.43%	83%
9.57	4.58%		6,988	0.78%		1.70%		1.48%	60%
9.32	0.44%		10,106	0.77%		2.12%		1.47%	34%

9.20	(2.20)%		94,175	0.48%		1.94%		0.73%	18%
9.52	(0.41)%		119,604	0.44%		1.28%		0.81%	79%
9.75	4.39%		155,660	0.41%		1.79%		1.01%	107%
9.54	1.68%		99,270	0.48%		1.90%		1.18%	83%
9.57	4.84%		65,616	0.53%		1.93%		1.23%	60%
9.32	0.80%		38,124	0.52%		2.32%		1.22%	34%

9.22	(2.32)%		99	0.73%		1.69%		0.83%	18%
9.54	(0.45)%		176	0.69%		1.03%		0.91%	79%
9.75	4.02%		277	0.66%		1.62%		1.11%	107%
9.55	1.42%		1,058	0.73%		1.68%		1.28%	83%
9.58	4.58%		505	0.78%		1.62%		1.33%	60%
9.33	0.65%		63	0.77%		1.92%		1.32%	34%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions
Strategic Enhanced Yield Fund
Investor Shares
December 26, 2017(e) through
February 28, 2018 (Unaudited)	$10.00	$0.05	(f)	$(0.11)	$(0.06)	$—	$—	$—
Institutional Shares
December 26, 2017(e) through
February 28, 2018 (Unaudited)	10.00	0.05	(f)	(0.09)	(0.04)	(0.05)	—	(0.05)
A Shares
December 26, 2017(e) through
February 28, 2018 (Unaudited)	10.00	0.04	(f)	(0.09)	(0.05)	(0.04)	—	(0.04)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Commencement of operations.
(f)	Calculated using average shares.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

CAVANAL HILL FUNDS

			Ratios/Supplemental Data:(b)
Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Gross Expenses to Average Net Assets (c)	Portfolio Turnover(d)

$9.94	(0.60)%	$—	1.01%	2.43%	18.03%	3%

9.91	(0.44)%	591	0.76%	2.68%	17.78%	3%

9.91	(0.48)%	338	1.01%	2.43%	17.88%	3%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions
Ultra Short Tax-Free Income Fund
Investor Shares
December 26, 2017(e) through
February 28, 2018 (Unaudited)	$10.00	$(0.01	)(f)	$—	$(0.01)	$—	$—	$—
Institutional Shares
December 26, 2017(e) through
February 28, 2018 (Unaudited)	10.00	0.01 (f)		0.01	0.02	(0.02)	—	(0.02)
A Shares
December 26, 2017(e) through
February 28, 2018 (Unaudited)	10.00	(0.01	)(f)	0.01	—	—	—	—

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Commencement of operations.
(f)	Calculated using average shares.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

CAVANAL HILL FUNDS

			Ratios/Supplemental Data:(b)
Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Gross Expenses to Average Net Assets (c)	Portfolio Turnover(d)

$9.99	(0.10)%	$—	0.81%	0.52%	4.04%	48%

10.00	0.15%	5,940	0.56%	0.77%	3.79%	48%

10.00	—%	—	0.81%	0.52%	3.89%	48%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions
Active Core Fund
Investor Shares
Six Months Ended February 28, 2018 (Unaudited)	$13.72	$0.08		$0.52	$0.60	$(0.11)	$(0.62)	$(0.73)
Year Ended August 31, 2017	13.35	0.17		0.76	0.93	(0.17)	(0.39)	(0.56)
Year Ended August 31, 2016	13.38	0.23		0.58	0.81	(0.22)	(0.62)	(0.84)
Year Ended August 31, 2015	14.29	0.20		(0.10)	0.10	(0.19)	(0.82)	(1.01)
Year Ended August 31, 2014	13.45	0.22		1.65	1.87	(0.22)	(0.81)	(1.03)
Year Ended August 31, 2013	12.84	0.25	(f)	0.84	1.09	(0.25)	(0.23)	(0.48)

Institutional Shares
Six Months Ended February 28, 2018 (Unaudited)	13.76	0.08		0.54	0.62	(0.13)	(0.62)	(0.75)
Year Ended August 31, 2017	13.39	0.20		0.77	0.97	(0.21)	(0.39)	(0.60)
Year Ended August 31, 2016	13.39	0.23		0.61	0.84	(0.22)	(0.62)	(0.84)
Year Ended August 31, 2015	14.33	0.23		(0.12)	0.11	(0.23)	(0.82)	(1.05)
Year Ended August 31, 2014	13.49	0.25		1.65	1.90	(0.25)	(0.81)	(1.06)
Year Ended August 31, 2013	12.87	0.29	(f)	0.85	1.14	(0.29)	(0.23)	(0.52)

A Shares
Six Months Ended February 28, 2018 (Unaudited)	13.67	0.08		0.52	0.60	(0.11)	(0.62)	(0.73)
Year Ended August 31, 2017	13.31	0.17		0.76	0.93	(0.18)	(0.39)	(0.57)
Year Ended August 31, 2016	13.32	0.20		0.60	0.80	(0.19)	(0.62)	(0.81)
Year Ended August 31, 2015	14.27	0.20		(0.13)	0.07	(0.20)	(0.82)	(1.02)
Year Ended August 31, 2014	13.43	0.22		1.65	1.87	(0.22)	(0.81)	(1.03)
Year Ended August 31, 2013	12.83	0.23	(f)	0.86	1.09	(0.26)	(0.23)	(0.49)

C Shares
Six Months Ended February 28, 2018 (Unaudited)	13.65	0.09		0.46	0.55	(0.05)	(0.62)	(0.67)
Year Ended August 31, 2017	13.31	0.08		0.74	0.82	(0.09)	(0.39)	(0.48)
Year Ended August 31, 2016	13.31	0.10		0.61	0.71	(0.09)	(0.62)	(0.71)
December 31, 2014(g) through August 31, 2015	13.59	0.10		(0.34)	(0.24)	(0.04)	—	(0.04)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	During the year ended August 31, 2015, the Investor Class received monies related to a correction of an error. The corresponding impact to the total return, net expenses to average net assets ratio and net investment income to average net assets ratio was 0.14%, (0.18)% and 0.18%, respectively, for Active Core Fund.
(f)	Calculated using average shares.
(g)	Commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

CAVANAL HILL FUNDS

				Ratios/Supplemental Data:(b)
Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)		Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Gross Expenses to Average Net Assets(c)	Portfolio Turnover(d)

$13.59	4.40%		$5,391	1.14%		1.15%		1.40%	20%
13.72	7.24%		5,275	0.98%		1.28%		1.37%	55%
13.35	6.36%		7,921	0.88%		1.52%		1.52%	69%
13.38	0.59	%(e)	11,490	0.74	%(e)	1.57	%(e)	1.70%	60%
14.29	14.40%		12,019	0.93%		1.52%		1.67%	62%
13.45	8.76%		14,352	0.90%		1.92%		1.63%	74%

13.63	4.52%		47,554	0.89%		1.40%		1.15%	20%
13.76	7.50%		46,101	0.73%		1.52%		1.12%	55%
13.39	6.62%		53,077	0.62%		1.79%		1.27%	69%
13.39	0.63%		52,775	0.71%		1.61%		1.45%	60%
14.33	14.65%		56,056	0.68%		1.78%		1.42%	62%
13.49	9.09%		52,277	0.65%		2.17%		1.38%	74%

13.54	4.41%		1,448	1.14%		1.16%		1.25%	20%
13.67	7.20%		1,518	0.98%		1.28%		1.22%	55%
13.31	6.33%		1,391	0.87%		1.57%		1.37%	69%
13.32	0.32%		421	0.99%		1.34%		1.58%	60%
14.27	14.42%		243	0.93%		1.50%		1.52%	62%
13.43	8.73%		292	0.90%		1.72%		1.48%	74%

13.53	4.04%		71	1.89%		0.39%		2.15%	20%
13.65	6.32%		75	1.73%		0.57%		2.12%	55%
13.31	5.61%		67	1.62%		0.78%		2.27%	69%
13.31	(1.80)%		55	1.86%		0.45%		2.60%	60%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions
Mid Cap Core Equity Fund
Investor Shares
Six Months Ended February 28, 2018 (Unaudited)	$10.33	$0.04	(f)	$0.69	$0.73	$(0.04)	$—	$(0.04)
December 30, 2016(e) through August 31, 2017	10.00	0.07		0.32	0.39	(0.06)	—	(0.06)
Institutional Shares
Six Months Ended February 28, 2018 (Unaudited)	10.36	0.05	(f)	0.70	0.75	(0.07)	—	(0.07)
December 30, 2016(e) through August 31, 2017	10.00	0.04		0.34	0.38	(0.02)	—	(0.02)
A Shares
Six Months Ended February 28, 2018 (Unaudited)	10.39	0.04	(f)	0.70	0.74	(0.04)	—	(0.04)
December 30, 2016(e) through August 31, 2017	10.00	0.02		0.37	0.39	—	—	—
C Shares
Six Months Ended February 28, 2018 (Unaudited)	10.28	—	(f)	0.66	0.66	—	—	—
December 30, 2016(e) through August 31, 2017	10.00	0.02		0.26	0.28	—	—	—

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Commencement of operations.
(f)	Calculated using average shares.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

CAVANAL HILL FUNDS

			Ratios/Supplemental Data:(b)
Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Gross Expenses to Average Net Assets (c)	Portfolio Turnover(d)

$11.02	7.04%	$1,201	1.06%	0.67%	9.19%	31%
10.33	3.84%	185	1.06%	0.72%	16.40%	45%

11.04	7.22%	1,354	0.81%	0.92%	8.94%	31%
10.36	3.84%	1,610	0.81%	0.81%	9.65%	45%

11.09	7.10%	337	1.06%	0.67%	9.06%	31%
10.39	3.90%	62	1.06%	0.45%	14.98%	45%

10.94	6.42%	—	1.81%	(0.08)%	10.01%	31%
10.28	2.80%	253	1.81%	3.73%	25.73%	45%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions
Opportunistic Fund
Investor Shares
Six Months Ended February 28, 2018 (Unaudited)	$14.90	$0.01	$0.77	$0.78	$(0.03)	$(0.75)	$(0.78)
Year Ended August 31, 2017	12.86	(0.02)	2.08	2.06	(0.02)	—	(0.02)
Year Ended August 31, 2016	13.66	0.03	(0.47)	(0.44)	(0.02)	(0.34)	(0.36)
Year Ended August 31, 2015	13.85	(0.02)	0.21	0.19	—	(0.38)	(0.38)
Year Ended August 31, 2014	12.85	(0.01)	1.71	1.70	—	(0.70)	(0.70)
Year Ended August 31, 2013	11.26	0.02	2.00	2.02	(0.02)	(0.41)	(0.43)

Institutional Shares
Six Months Ended February 28, 2018 (Unaudited)	15.05	0.03	0.77	0.80	(0.04)	(0.75)	(0.79)
Year Ended August 31, 2017	12.99	0.03	2.08	2.11	(0.05)	—	(0.05)
Year Ended August 31, 2016	13.78	0.06	(0.47)	(0.41)	(0.04)	(0.34)	(0.38)
Year Ended August 31, 2015	13.95	(0.01)	0.23	0.22	(0.01)	(0.38)	(0.39)
Year Ended August 31, 2014	12.91	0.02	1.74	1.76	(0.02)	(0.70)	(0.72)
Year Ended August 31, 2013	11.28	0.06	2.02	2.08	(0.04)	(0.41)	(0.45)

A Shares
Six Months Ended February 28, 2018 (Unaudited)	14.95	0.02	0.76	0.78	(0.03)	(0.75)	(0.78)
Year Ended August 31, 2017	12.90	(0.01)	2.07	2.06	(0.01)	—	(0.01)
Year Ended August 31, 2016	13.70	0.03	(0.47)	(0.44)	(0.02)	(0.34)	(0.36)
Year Ended August 31, 2015	13.89	(0.02)	0.21	0.19	—	(0.38)	(0.38)
Year Ended August 31, 2014	12.88	—	1.72	1.72	(0.01)	(0.70)	(0.71)
Year Ended August 31, 2013	11.26	0.02	2.03	2.05	(0.02)	(0.41)	(0.43)

C Shares
Six Months Ended February 28, 2018 (Unaudited)	14.65	(0.04)	0.74	0.70	—	(0.75)	(0.75)
Year Ended August 31, 2017	12.73	(0.02)	1.94	1.92	—	—	—
Year Ended August 31, 2016	13.60	0.01	(0.54)	(0.53)	—	(0.34)	(0.34)
December 31, 2014(e) through August 31, 2015	13.60	(0.01)	0.01	—	—	—	—

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Commencement of operations.

Amounts designated as “-” are $0 or have been rounded to $0.

See notes to financial statements.

CAVANAL HILL FUNDS

			Ratios/Supplemental Data:(b)
Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Gross Expenses to Average Net Assets(c)	Portfolio Turnover(d)

$14.90	5.28%	$2,039	1.80%	0.18%	2.01%	65%
14.90	15.99%	3,009	1.60%	(0.10)%	1.81%	227%
12.86	(3.33)%	2,451	1.45%	0.22%	1.66%	266%
13.66	1.35%	1,292	1.77%	(0.31)%	2.49%	249%
13.85	13.32%	1,409	1.87%	(0.15)%	2.48%	276%
12.85	18.41%	729	2.15%	0.13%	3.46%	317%

15.06	5.39%	41,457	1.51%	0.44%	1.76%	65%
15.05	16.27%	38,266	1.31%	0.18%	1.56%	227%
12.99	(3.03)%	33,056	1.16%	0.45%	1.41%	266%
13.78	1.55%	23,034	1.52%	(0.03)%	2.31%	249%
13.95	13.76%	12,831	1.57%	0.16%	2.23%	276%
12.91	19.02%	5,730	1.65%	0.36%	3.16%	317%

14.95	5.28%	2,125	1.76%	0.19%	1.86%	65%
14.95	15.96%	2,321	1.56%	(0.06)%	1.66%	227%
12.90	(3.29)%	2,275	1.41%	0.17%	1.51%	266%
13.70	1.34%	3,400	1.77%	(0.31)%	2.33%	249%
13.89	13.42%	4,851	1.82%	(0.10)%	2.33%	276%
12.88	18.66%	1,415	1.90%	0.18%	3.31%	317%

14.60	4.84%	627	2.54%	(0.60)%	2.76%	65%
14.65	15.08%	573	2.34%	(0.84)%	2.56%	227%
12.73	(3.99)%	442	2.18%	(0.55)%	2.41%	266%
13.60	0.00%	186	2.52%	(0.85)%	3.42%	249%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Return of Capital
World Energy Fund
Investor Shares
Six Months Ended February 28, 2018 (Unaudited)	$8.06	$0.03	$0.56	$0.59	$—	$—	$—
Year Ended August 31, 2017	8.63	0.08	(0.58)	(0.50)	(0.06)	—	(0.01)
Year Ended August 31, 2016	8.58	0.10	0.04	0.14	(0.09)	—	—
Year Ended August 31, 2015	11.61	0.07	(2.98)	(2.91)	(0.06)	(0.06)	—
February 4, 2014(e) through August 31, 2014	10.00	0.06	1.59	1.65	(0.04)	—	—

Institutional Shares
Six Months Ended February 28, 2018 (Unaudited)	8.07	0.03	0.59	0.62	(0.01)	—	—
Year Ended August 31, 2017	8.65	0.11	(0.59)	(0.48)	(0.08)	—	(0.02)
Year Ended August 31, 2016	8.59	0.12	0.05	0.17	(0.11)	—	—
Year Ended August 31, 2015	11.62	0.10	(2.98)	(2.88)	(0.08)	(0.07)	—
February 4, 2014(e) through August 31, 2014	10.00	0.07	1.59	1.66	(0.04)	—	—

A Shares
Six Months Ended February 28, 2018 (Unaudited)	8.06	0.03	0.57	0.60	(0.01)	—	—
Year Ended August 31, 2017	8.63	0.09	(0.59)	(0.50)	(0.06)	—	(0.01)
Year Ended August 31, 2016	8.59	0.10	0.03	0.13	(0.09)	—	—
Year Ended August 31, 2015	11.61	0.08	(2.98)	(2.90)	(0.06)	(0.06)	—
February 4, 2014(e) through August 31, 2014	10.00	0.06	1.59	1.65	(0.04)	—	—

C Shares
Six Months Ended February 28, 2018 (Unaudited)	8.00	(0.01)	0.58	0.57	—	—	—
Year Ended August 31, 2017	8.57	0.02	(0.58)	(0.56)	(0.01)	—	—
Year Ended August 31, 2016	8.53	0.05	0.03	0.08	(0.04)	—	—
Year Ended August 31, 2015	11.58	0.04	(3.00)	(2.96)	(0.03)	(0.06)	—
February 4, 2014(e) through August 31, 2014	10.00	0.04	1.56	1.60	(0.02)	—	—

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

CAVANAL HILL FUNDS

				Ratios/Supplemental Data:(b)
Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Gross Expenses to Average Net Assets(c)	Portfolio Turnover(d)

$—	$8.65	7.35%	$6,721	1.52%	0.43%	1.68%	63%
(0.07)	8.06	(5.87)%	9,316	1.33%	0.90%	1.53%	103%
(0.09)	8.63	1.66%	10,177	1.29%	1.22%	1.55%	150%
(0.12)	8.58	(25.17)%	6,419	1.28%	0.85%	1.71%	167%
(0.04)	11.61	16.51%	5,234	1.06%	1.19%	1.51%	71%

(0.01)	8.68	7.70%	31,921	1.19%	0.77%	1.43%	63%
(0.10)	8.07	(5.69)%	25,809	1.01%	1.24%	1.28%	103%
(0.11)	8.65	2.09%	26,214	0.96%	1.48%	1.30%	150%
(0.15)	8.59	(24.96)%	28,873	1.00%	1.15%	1.46%	167%
(0.04)	11.62	16.66%	21,322	0.81%	1.41%	1.26%	71%

(0.01)	8.65	7.39%	6,597	1.45%	0.54%	1.53%	63%
(0.07)	8.06	(5.84)%	6,836	1.26%	0.96%	1.38%	103%
(0.09)	8.63	1.59%	8,644	1.22%	1.26%	1.40%	150%
(0.12)	8.59	(25.07)%	11,901	1.26%	0.88%	1.56%	167%
(0.04)	11.61	16.49%	9,134	1.06%	1.14%	1.36%	71%

—	8.57	7.13%	5,985	2.20%	(0.26)%	2.43%	63%
(0.01)	8.00	(6.59)%	6,131	2.01%	0.23%	2.28%	103%
(0.04)	8.57	0.99%	7,726	1.97%	0.52%	2.30%	150%
(0.09)	8.53	(25.68)%	7,217	2.04%	0.09%	2.46%	167%
(0.02)	11.58	16.01%	5,073	1.81%	0.36%	2.26%	71%

See notes to financial statements.

CAVANAL HILL FUNDS

Additional Fund Information (Unaudited)

February 28, 2018

U.S. Treasury Fund:

Percentage of
Security Allocation	Net Assets
U.S. Treasury Obligations	46.0%
Repurchase Agreements	54.1%
Liabilities in excess of other assets	(0.1)%
Total	100.0%

Government Securities Money Market Fund:
Percentage of
Security Allocation	Net Assets
U.S. Government Agency Securities	25.0%
U.S. Treasury Obligations	34.2%
Repurchase Agreements	42.7%
Liabilities in excess of other assets	(1.9)%
Total	100.0%

Intermediate Tax-Free Bond Fund:
Percentage of
Security Allocation	Net Assets
Municipal Bonds	98.9%
Investment in Affiliates	0.4%
Other assets in excess of liabilities	0.7%
Total	100.0%

Limited Duration Fund:
Percentage of
Security Allocation	Net Assets
Asset Backed Securities	18.0%
Mortgage Backed Securities	34.3%
Corporate Bonds	15.9%
Taxable Municipal Bonds	2.8%
U.S. Treasury Obligations	29.0%
Investment in Affiliates	1.0%
Liabilities in excess of other assets	(1.0)%
Total	100.0%

Moderate Duration Fund:
Percentage of
Security Allocation	Net Assets
Asset Backed Securities	5.1%
Mortgage Backed Securities	34.2%
Corporate Bonds	17.0%
Taxable Municipal Bonds	6.7%
U.S. Government Agency Securities	8.7%
U.S. Treasury Obligations	27.6%
Investment in Affiliates	0.7%
Other assets in excess of liabilities	0.0%
Total	100.0%

Bond Fund:
Percentage of
Security Allocation	Net Assets
Asset Backed Securities	3.0%
Mortgage Backed Securities	30.4%
Corporate Bonds	14.6%
Taxable Municipal Bonds	12.2%
U.S. Government Agency Securities	9.5%
U.S. Treasury Obligations	30.1%
Investment in Affiliates	1.6%
Liabilities in excess of other assets	(1.4)%
Total	100.0%

Strategic Enhanced Yield Fund:

Percentage of
Security Allocation	Net Assets
Asset Backed Securities	18.9%
Mortgage Backed Securities	41.2%
Corporate Bonds	2.3%
U.S. Treasury Obligations	36.0%
Investment in Affiliates	0.4%
Other assets in excess of liabilities	1.2%
Total	100.0%

Ultra Short Tax-Free Income Fund:
Percentage of
Security Allocation	Net Assets
Municipal Bonds	105.8%
Investment in Affiliates	0.3%
Liabilities in excess of other assets	(6.1)%
Total	100.0%

Active Core Fund:
Percentage of
Security Allocation	Net Assets
Common Stocks	47.6%
Asset Backed Securities	2.2%
Mortgage Backed Securities	11.1%
Corporate Bonds	5.9%
Taxable Municipal Bonds	4.2%
U.S. Government Agency Securities	2.7%
U.S. Treasury Obligations	13.7%
Investment Companies	8.3%
Investment in Affiliates	5.1%
Liabilities in excess of other assets	(0.8)%
Total	100.0%

Mid Cap Core Equity Fund:
Percentage of
Security Allocation	Net Assets
Common Stocks	98.9%
Investment in Affiliates	2.0%
Liabilities in excess of other assets	(0.9)%
Total	100.0%

Opportunistic Fund:
Percentage of
Security Allocation	Net Assets
Common Stocks	80.2%
Corporate Bonds	16.6%
Investment Companies	2.2%
Investment in Affiliates	0.9%
Other assets in excess of liabilities	0.1%
Total	100.0%

World Energy Fund:
Percentage of
Security Allocation	Net Assets
Common Stocks	94.4%
Corporate Bonds	4.3%
Investment in Affiliates	0.9%
Other assets in excess of liabilities	0.4%
Total	100.0%

See notes to financial statements.

CAVANAL HILL FUNDS

Additional Fund Information (Unaudited), Continued

February 28, 2018

As a shareholder of the Cavanal Hill Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; and exchange fees; (2) ongoing costs, including management fees; distribution fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Cavanal Hill Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2017 through February 28, 2018.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 9/1/17	Ending Account Value 2/28/18	Expenses Paid During Period 9/1/17 - 2/28/18	Expense Ratio During Period* 9/1/17 - 2/28/18
U.S. Treasury Fund[1]
Administrative Shares	$1,000.00	$1,002.50	$3.28	0.66%
Service Shares	1,000.00	1,004.00	1.74	0.35%
Institutional Shares	1,000.00	1,004.60	1.19	0.24%
Select Shares[2]	1,000.00	1,002.00	0.29	0.16%
Government Securities Money Market Fund[1]
Administrative Shares	1,000.00	1,003.00	2.83	0.57%
Institutional Shares	1,000.00	1,004.40	1.39	0.28%
Select Shares	1,000.00	1,004.80	0.99	0.20%
Premier Shares	1,000.00	1,004.60	1.24	0.25%
Intermediate Tax-Free Bond Fund[1]
Investor Shares	1,000.00	981.20	5.01	1.02%
Institutional Shares	1,000.00	982.50	3.78	0.77%
A Shares	1,000.00	981.00	5.26	1.07%
Limited Duration Fund[1]
Investor Shares	1,000.00	991.70	4.00	0.81%
Institutional Shares	1,000.00	993.20	2.47	0.50%
A Shares	1,000.00	992.00	3.70	0.75%
Moderate Duration Fund[1]
Investor Shares	1,000.00	990.00	5.82	1.18%
Institutional Shares	1,000.00	991.40	4.39	0.89%
A Shares	1,000.00	990.20	5.63	1.14%
Bond Fund[1]
Investor Shares	1,000.00	975.70	3.67	0.75%
Institutional Shares	1,000.00	978.00	2.35	0.48%
A Shares	1,000.00	976.80	3.58	0.73%
Strategic Enhanced Yield Fund[2]
Investor Shares	1,000.00	994.00	1.79	1.01%
Institutional Shares	1,000.00	995.60	1.35	0.76%
A Shares	1,000.00	995.20	1.79	1.01%
Ultra Short Tax-Free Income Fund[2]
Investor Shares	1,000.00	999.00	1.44	0.81%
Institutional Shares	1,000.00	1,001.50	1.00	0.56%
A Shares	1,000.00	1,000.00	1.44	0.81%
Active Core Fund[1]
Investor Shares	1,000.00	1,044.00	5.78	1.14%
Institutional Shares	1,000.00	1,045.20	4.51	0.89%
A Shares	1,000.00	1,044.10	5.78	1.14%
C Shares	1,000.00	1,040.40	9.56	1.89%
Mid Cap Core Equity Fund[1]
Investor Shares	1,000.00	1,070.40	5.44	1.06%
Institutional Shares	1,000.00	1,072.20	4.16	0.81%
A Shares	1,000.00	1,071.00	5.44	1.06%
C Shares	1,000.00	1,064.20	9.26	1.81%
Opportunistic Fund[1]
Investor Shares	1,000.00	1,052.80	9.16	1.80%
Institutional Shares	1,000.00	1,053.90	7.69	1.51%
A Shares	1,000.00	1,052.80	8.96	1.76%
C Shares	1,000.00	1,048.40	12.90	2.54%
World Energy Fund[1]
Investor Shares	1,000.00	1,073.50	7.81	1.52%
Institutional Shares	1,000.00	1,077.00	6.13	1.19%
A Shares	1,000.00	1,073.90	7.46	1.45%
C Shares	1,000.00	1,071.30	11.30	2.20%

1	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).
2	Expenses are equal to the annualized expense ratio multiplied by the average account value over the period multiplied by 65/365 (to reflect the stub period from commencement of operations 12/26/17 through 2/28/2018).
*	Annualized.

CAVANAL HILL FUNDS

Additional Fund Information (Unaudited), Concluded

February 28, 2018

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each of the Cavanal Hill Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/17	Ending Account Value 2/28/18	Expenses Paid During Period 9/1/17 - 2/28/18	Expense Ratio During Period* 9/1/17 - 2/28/18
U.S. Treasury Fund[1]
Administrative Shares	$1,000.00	$1,021.52	$3.31	0.68%
Service Shares	1,000.00	1,023.06	1.76	0.35%
Institutional Shares	1,000.00	1,023.60	1.20	0.24%
Select Shares[2]	1,000.00	1,024.00	0.80	0.16%
Government Securities Money Market Fund[1]
Administrative Shares	1,000.00	1,021.97	2.86	0.57%
Institutional Shares	1,000.00	1,023.41	1.40	0.28%
Select Shares	1,000.00	1,023.80	1.00	0.20%
Premier Shares	1,000.00	1,023.55	1.25	0.25%
Intermediate Tax-Free Bond Fund[1]
Investor Shares	1,000.00	1,019.74	5.11	1.02%
Institutional Shares	1,000.00	1,020.98	3.86	0.77%
A Shares	1,000.00	1,019.49	5.36	1.07%
Limited Duration Fund[1]
Investor Shares	1,000.00	1,020.78	4.06	0.81%
Institutional Shares	1,000.00	1,022.32	2.51	0.50%
A Shares	1,000.00	1,021.08	3.76	0.75%
Moderate Duration Fund[1]
Investor Shares	1,000.00	1,018.94	5.91	1.18%
Institutional Shares	1,000.00	1,020.38	4.46	0.89%
A Shares	1,000.00	1,019.14	5.71	1.14%
Bond Fund[1]
Investor Shares	1,000.00	1,021.08	3.76	0.75%
Institutional Shares	1,000.00	1,022.41	2.41	0.48%
A Shares	1,000.00	1,021.17	3.66	0.73%
Strategic Enhanced Yield Fund[1]
Investor Shares	1,000.00	1,019.79	5.06	1.01%
Institutional Shares	1,000.00	1,021.03	3.81	0.76%
A Shares	1,000.00	1,019.79	5.06	1.01%
Ultra Short Tax-Free Income Fund[1]
Investor Shares	1,000.00	1,020.78	4.06	0.81%
Institutional Shares	1,000.00	1,022.02	2.81	0.56%
A Shares	1,000.00	1,020.78	4.06	0.81%
Active Core Fund[1]
Investor Shares	1,000.00	1,019.14	5.71	1.14%
Institutional Shares	1,000.00	1,020.38	4.46	0.89%
A Shares	1,000.00	1,019.14	5.71	1.14%
C Shares	1,000.00	1,015.42	9.44	1.89%
Mid Cap Core Equity Fund[1]
Investor Shares	1,000.00	1,019.54	5.31	1.06%
Institutional Shares	1,000.00	1,020.78	4.06	0.81%
A Shares	1,000.00	1,019.54	5.31	1.06%
C Shares	1,000.00	1,015.82	9.05	1.81%
Opportunistic Fund[1]
Investor Shares	1,000.00	1,015.87	9.00	1.80%
Institutional Shares	1,000.00	1,017.31	7.55	1.51%
A Shares	1,000.00	1,016.07	8.80	1.76%
C Shares	1,000.00	1,012.20	12.67	2.54%
World Energy Fund[1]
Investor Shares	1,000.00	1,017.26	7.60	1.52%
Institutional Shares	1,000.00	1,018.89	5.96	1.19%
A Shares	1,000.00	1,017.60	7.25	1.45%
C Shares	1,000.00	1,013.88	10.99	2.20%

1	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).
*	Annualized.

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C A V A N A L   H I L L   F U N D S

SemiAnn-02/18

Item 2.  Code of Ethics.

Not applicable - only for annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable - only for annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable - only for annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a) Not applicable.

(b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Exhibits.

(a)(1) Not applicable - Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cavanal Hill Funds

By (Signature and Title)*	/s/ James L. Huntzinger
James L. Huntzinger, President

Date   April 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James L. Huntzinger
James L. Huntzinger, President

Date   April 20, 2018

By (Signature and Title)*	/s/ Joel B. Engle
Joel B. Engle, Treasurer

Date   April 20, 2018